                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           THOMAS A. SWANK, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
September 30, 2007 (Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK - 96.4%
AEROSPACE & DEFENSE - 3.6%
General Dynamics Corporation                              162,100   $ 13,692,587
                                                                    ------------
AIR FREIGHT & LOGISTICS - 2.9%
FedEx Corporation                                         106,000     11,103,500
                                                                    ------------
BROADCASTING & CABLE TV - 1.3%
CBS Corporation (Cl.B)                                    152,950      4,817,925
                                                                    ------------
BUILDING PRODUCTS - 1.8%
USG Corporation *                                         180,900      6,792,795
                                                                    ------------
COAL & CONSUMABLE FUELS - 1.4%
Evergreen Energy, Inc. *                                1,027,400      5,239,740
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.3%
ADC Telecommunications, Inc. *                            452,100      8,865,681
                                                                    ------------
CONSUMER FINANCE - 12.8%
American Express Company                                  222,700     13,221,699
Capital One Financial Corporation                         181,700     12,070,331
Discover Financial Services                               217,000      4,513,600
First Marblehead Corporation                              498,600     18,911,898
                                                                    ------------
                                                                      48,717,528
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 2.6%
Western Union Company                                     477,600     10,015,272
                                                                    ------------
DRUG RETAIL - 2.4%
CVS Caremark Corporation                                  228,500      9,055,455
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 0.9%
Tyco Electronics, Ltd.                                     96,900      3,433,167
                                                                    ------------
HEALTH CARE EQUIPMENT - 3.1%
Covidien, Ltd.                                             96,900      4,021,350
Hospira, Inc. *                                           185,300      7,680,685
                                                                    ------------
                                                                      11,702,035
                                                                    ------------
HEALTH CARE SERVICES - 2.5%
Medco Health Solutions, Inc. *                            103,300      9,337,287
                                                                    ------------
HOME IMPROVEMENT RETAIL - 4.0%
Home Depot, Inc.                                          463,200     15,026,208
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 2.2%
Carnival Corporation                                      172,200      8,339,646
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 5.2%
Costco Wholesale Corporation                              126,600      7,769,442
Wal-Mart Stores, Inc.                                     275,800     12,038,670
                                                                    ------------
                                                                      19,808,112
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 7.9%
General Electric Company                                  492,700     20,397,780
McDermott International, Inc. *                            97,000      5,245,760
Tyco International, Ltd.                                   96,900      4,296,546
                                                                    ------------
                                                                      29,940,086
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK (CONTINUED)
INTEGRATED OIL & GAS - 7.4%
Chevron Corporation                                       134,000   $ 12,539,720
Exxon Mobil Corporation                                   165,900     15,355,704
                                                                    ------------
                                                                      27,895,424
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.5%
Unisys Corporation *                                      277,850      1,839,367
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.6%
Time Warner, Inc.                                         535,000      9,822,600
                                                                    ------------
MULTI-LINE INSURANCE - 5.4%
American International Group, Inc.                        300,700     20,342,355
                                                                    ------------
OIL & GAS DRILLING - 1.2%
Transocean, Inc. *                                         40,200      4,544,610
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 2.5%
Baker Hughes, Inc.                                         32,300      2,918,951
BJ Services Company                                        70,900      1,882,395
Halliburton Company                                       117,700      4,519,680
                                                                    ------------
                                                                       9,321,026
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.4%
Citigroup, Inc.                                           278,600     13,002,262
JPMorgan Chase & Company                                  165,900      7,601,538
                                                                    ------------
                                                                      20,603,800
                                                                    ------------
PHARMACEUTICALS - 3.5%
Johnson & Johnson                                         201,400     13,231,980
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 4.5%
Berkshire Hathaway, Inc. *                                    145     17,183,950
                                                                    ------------
SYSTEMS SOFTWARE - 4.0%
Microsoft Corporation                                     510,200     15,030,492
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 2.5%
Sprint Nextel Corporation                                 508,300      9,657,700
                                                                    ------------
TOTAL COMMON STOCK (Cost $313,664,906)                              $365,360,328
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMERCIAL PAPER - 4.0%
BANKING - 0.8%
UBS Finance (DE) LLC
   4.65%, 10/2/2007                                     1,100,000      1,099,855
   4.68%, 10/10/2007                                    2,000,000      1,997,660
                                                                    ------------
                                                                       3,097,515
                                                                    ------------
BROKERAGE - 1.2%
JP Morgan Chase & Company
   4.45%, 10/11/2007                                    1,500,000      1,498,146
   4.80%, 10/15/2007                                    3,000,000      2,994,400
                                                                    ------------
                                                                       4,492,546
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - CAPTIVE - 1.3%
General Electric Capital Corporation
   4.64%, 10/3/2007                                     1,100,000   $  1,099,716
   4.65%, 10/4/2007                                     2,000,000      1,999,225
   4.70%, 10/5/2007                                     2,000,000      1,998,967
                                                                    ------------
                                                                       5,097,908
                                                                    ------------
NON U.S. BANKING - 0.7%
Bank of Ireland
   5.05%, 10/9/2007                                     1,000,000        998,878
Societe Generale
   4.84%, 10/1/2007                                     1,500,000      1,500,000
                                                                    ------------
                                                                       2,498,878
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $15,186,847)                           $ 15,186,847
                                                                    ------------
TOTAL INVESTMENTS (SBL A FUND)                                      $380,547,175
(COST $328,851,753) - 100.4%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                        (1,458,886)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $379,088,289
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $328,990,090.

*    - Non-income producing security

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES B (LARGE CAP VALUE SERIES)
September 30, 2007 (Unaudited)

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK - 98.4%
AEROSPACE & DEFENSE - 3.7%
United Technologies Corporation                          228,400   $ 18,381,632
                                                                   ------------
AGRICULTURAL PRODUCTS - 1.9%
Archer-Daniels-Midland Company                           281,400      9,308,712
                                                                   ------------
BROADCASTING & CABLE TV - 2.5%
CBS Corporation (Cl.B)                                   402,100     12,666,150
                                                                   ------------
BUILDING PRODUCTS - 3.1%
USG Corporation *                                        410,100     15,399,255
                                                                   ------------
COMPUTER HARDWARE - 2.4%
Hewlett-Packard Company                                  239,200     11,909,768
                                                                   ------------
CONSUMER FINANCE - 9.5%
Capital One Financial Corporation                        252,200     16,753,646
Discover Financial Services                              280,000      5,824,000
First Marblehead Corporation (1)                         666,825     25,292,672
                                                                   ------------
                                                                     47,870,318
                                                                   ------------
DIVERSIFIED CHEMICALS - 1.5%
Dow Chemical Company                                     176,400      7,595,784
                                                                   ------------
DRUG RETAIL - 2.2%
CVS Caremark Corporation                                 280,800     11,128,104
                                                                   ------------
ELECTRIC UTILITIES - 2.2%
Edison International                                     196,300     10,884,835
                                                                   ------------
ELECTRONIC MANUFACTURING
Services  - 0.7%
Tyco Electronics, Ltd.                                   101,650      3,601,460
                                                                   ------------
EXCHANGE TRADED FUNDS - 4.4%
iShares Russell 1000 Value Index Fund                    170,600     14,666,482
iShares S&P 500 Value Index Fund                          93,600      7,619,976
                                                                   ------------
                                                                     22,286,458
                                                                   ------------
HEALTH CARE EQUIPMENT - 2.5%
Covidien, Ltd.                                           101,650      4,218,475
Hospira, Inc. *                                          200,700      8,319,015
                                                                   ------------
                                                                     12,537,490
                                                                   ------------
HEALTH CARE SERVICES - 2.1%
Medco Health Solutions, Inc. *                           115,200     10,412,928
                                                                   ------------
HOME IMPROVEMENT RETAIL - 3.0%
Home Depot, Inc.                                         459,400     14,902,936
                                                                   ------------
HYPERMARKETS & SUPER CENTERS - 4.3%
Costco Wholesale Corporation                             246,900     15,152,253
Wal-Mart Stores, Inc.                                    143,800      6,276,870
                                                                   ------------
                                                                     21,429,123
                                                                   ------------
INDUSTRIAL CONGLOMERATES - 9.4%
General Electric Company                                 411,900     17,052,660
McDermott International, Inc. *                          474,800     25,677,184

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
INDUSTRIAL CONGLOMERATES (CONTINUED)
Tyco International, Ltd.                                 101,650   $  4,507,161
                                                                   ------------
                                                                     47,237,005
                                                                   ------------
INTEGRATED OIL & GAS - 10.2%
Chevron Corporation                                      151,000     14,130,580
ConocoPhillips                                            92,500      8,118,725
Exxon Mobil Corporation                                  168,700     15,614,872
Sasol, Ltd. ADR                                          311,100     13,374,189
                                                                   ------------
                                                                     51,238,366
                                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES  - 0.9%
Windstream Corporation                                   331,932      4,686,880
                                                                   ------------
IT CONSULTING & OTHER SERVICES - 0.5%
Unisys Corporation *                                     343,500      2,273,970
                                                                   ------------
MOVIES & ENTERTAINMENT - 3.7%
News Corporation                                         260,800      5,734,992
Time Warner, Inc.                                        712,600     13,083,336
                                                                   ------------
                                                                     18,818,328
                                                                   ------------
MULTI-LINE INSURANCE - 4.3%
American International Group, Inc.                       322,100     21,790,065
                                                                   ------------
OIL & GAS DRILLING - 0.9%
Transocean, Inc. *                                        39,100      4,420,255
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES - 1.8%
Halliburton Company                                      232,600      8,931,840
                                                                   ------------
OIL & GAS STORAGE & TRANSPORTATION  - 2.4%
Williams Companies, Inc.                                 350,800     11,948,248
                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  - 4.9%
Citigroup, Inc.                                          308,800     14,411,696
JPMorgan Chase & Company                                 221,700     10,158,294
                                                                   ------------
                                                                     24,569,990
                                                                   ------------
PROPERTY & CASUALTY INSURANCE - 4.5%
Berkshire Hathaway, Inc. *                                   190     22,516,900
                                                                   ------------
RAILROADS - 2.8%
Union Pacific Corporation                                122,800     13,883,768
                                                                   ------------
SPECIALTY CHEMICALS - 1.9%
Rohm & Haas Company                                      172,200      9,586,374
                                                                   ------------
TOBACCO - 1.3%
Altria Group, Inc.                                        91,800      6,382,854
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES  - 2.9%
Alltel Corporation                                        59,900      4,173,832
Sprint Nextel Corporation                                544,700     10,349,300
                                                                   ------------
                                                                     14,523,132
                                                                   ------------
TOTAL COMMON STOCK (Cost $379,181,107)                             $493,122,928
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES B (LARGE CAP VALUE SERIES)
September 30, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------   ------------
COMMERCIAL PAPER - 2.0%
BANKING - 0.3%
UBS Finance (DE) LLC
   4.65%, 10/2/2007                                    1,400,000   $  1,399,819
                                                                   ------------
BROKERAGE - 0.4%
JP Morgan Chase & Company
   4.70%, 10/3/2007                                    2,000,000      1,999,478
                                                                   ------------
FINANCIAL COMPANIES - CAPTIVE - 0.6%
General Electric Capital Corporation
   4.65%, 10/4/2007                                    1,600,000      1,599,380
   4.70%, 10/5/2007                                    1,200,000      1,199,373
                                                                   ------------
                                                                      2,798,753
                                                                   ------------
NON U.S. BANKING - 0.7%
Bank of Ireland
   5.05%, 10/9/2007                                    1,750,000      1,748,036
Societe Generale
   4.84%, 10/1/2007                                    2,000,000      2,000,000
                                                                   ------------
                                                                      3,748,036
                                                                   ------------
TOTAL COMMERCIAL PAPER (Cost $9,946,086)                           $  9,946,086
                                                                   ------------
REPURCHASE AGREEMENT - 0.0%
United Missouri Bank, 4.53%,
   dated 9/28/07, matures 10/01/07; repurchase
   amount $242,091 (Collateralized by U.S.
   Treasury Note, 4.50%, 2/15/09 with a value of
   $247,023)                                          $  242,000   $    242,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENT (Cost $242,000)                         $    242,000
                                                                   ------------
TOTAL INVESTMENTS (SBL B FUND)                                     $503,311,014
(COST $389,369,193) - 100.4%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                       (1,924,069)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $501,386,945
                                                                   ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $389,416,159.

*    - Non-income producing security

1    - Security is segregated as collateral for open written option contracts.

Glossary:

ADR  - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
September 30, 2007 (Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------   ------------
CERTIFICATE OF DEPOSIT - 9.9%
Bank of America
   5.28%, 1/10/2008                                    1,500,000   $  1,499,492
BNP Paribas NY
   5.40%, 3/17/2008                                    1,000,000      1,000,642
Citibank N.A.
   5.30%, 10/31/2007                                   4,000,000      4,000,531
   5.47%, 11/27/2007                                   2,000,000      2,001,000
Credit Suisse New York
   5.30%, 5/22/2008                                    3,500,000      3,502,302
Societe Generale NY
   5.17%, 1/09/2008                                    1,500,000      1,499,533
                                                                   ------------
TOTAL CERTIFICATE OF DEPOSIT (Cost $13,496,797)                    $ 13,503,500
                                                                   ------------
CORPORATE BOND - 20.9%
AUTOMOTIVE - 2.9%
Toyota Motor Credit Corporation
   4.635%, 10/01/2007 (1)(2)                        $  2,500,000      2,494,760
   5.664%, 12/17/2007 (1)(2)                           1,500,000      1,499,414
                                                                   ------------
                                                                      3,994,174
                                                                   ------------
BROKERAGE - 12.1%
Goldman Sachs Group, Inc.
   5.485%, 10/05/2007 (2)                              1,395,000      1,394,999
Lehman Brothers Holdings, Inc.
   5.536%, 11/29/2007 (1)(2)                           3,000,000      2,983,365
Merrill Lynch & Company, Inc.
   5.485%, 10/19/2007 (2)                              2,000,000      1,999,964
   5.605%, 11/14/2007 (1)(2)                           1,950,000      1,949,345
   5.794%, 12/17/2007 (1)(2)                           2,000,000      1,999,208
Morgan Stanley
   5.39%, 10/25/2007 (1)(2)                            1,500,000      1,496,341
   5.485%, 10/18/2007 to 11/09/2007 (2)                3,550,000      3,547,960
   5.77%, 12/02/2007 (1)(2)                            1,000,000        998,599
                                                                   ------------
                                                                     16,369,781
                                                                   ------------
FINANCIAL COMPANIES - CAPTIVE - 4.5%
General Electric Capital Corporation
   5.29%, 10/03/2007 (1)(2)                            2,600,000      2,598,872
   5.56%, 11/19/2007 (1)(2)                            1,500,000      1,498,651
   5.661%, 12/04/2007 (1)(2)                           2,000,000      1,999,242
                                                                   ------------
                                                                      6,096,765
                                                                   ------------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 1.4%
American Express Credit Corporation
   5.826%, 10/12/2007 (1)(2)                           1,900,000      1,899,310
                                                                   ------------
TOTAL CORPORATE BOND (Cost $28,401,284)                            $ 28,360,030
                                                                   ------------
MORTGAGE BACKED SECURITIES - 0.8%
OTHER NON-AGENCY - 0.8%
PASS-THRU'S - 0.8%
Small Business Administration Pools
   #503295, 5.75% -
      10/01/2007 (1)(2)                                  113,873        114,326

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
OTHER NON-AGENCY (CONTINUED)
PASS-THRU'S (CONTINUED)
Small Business Administration Pools
(continued)
   #503303, 5.75% -
      10/01/2007 (1)(2)                             $    200,091   $    200,887
   #503308, 5.75% -
      10/01/2007 (1)(2)                                  143,611        143,611
   #503176, 5.875% -
      10/01/2007 (1)(2)                                   24,416         24,538
   #503343, 5.875% -
      10/01/2007 (1)(2)                                  229,859        229,859
   #503347, 5.875% -
      10/01/2007 (1)(2)                                   85,142         85,142
   #502353, 6.00% -
      10/01/2007 (1)(2)                                   38,572         38,573
   #502163, 6.25% -
      10/01/2007 (1)(2)                                  183,843        183,843
                                                                   ------------
                                                                      1,020,779
                                                                   ------------
TOTAL MORTGAGE BACKED SECURITIES
(Cost $1,019,725)                                                  $  1,020,779
                                                                   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 12.5%
Federal Home Loan Bank
   4.122% - 10/03/2007 (1)(2)                          2,000,000      1,994,048
   4.142% - 10/03/2007 (1)(2)                          1,500,000      1,497,588
   5.25% - 11/02/2007                                  2,000,000      2,000,356
   5.25% - 11/29/2007                                  2,000,000      2,000,776
   5.544% - 12/17/2007 (1)(2)                          2,000,000      2,001,706
   5.27% - 5/21/2008                                   2,000,000      2,001,352
   5.30% - 5/30/2008                                   2,000,000      2,001,702
   5.38% - 9/05/2008                                   1,000,000      1,001,420
Federal Home Loan Mortgage Corporation
   5.27% - 4/25/2008                                   2,500,000      2,500,727
                                                                   ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES
   (Cost $16,999,204)                                              $ 16,999,675
                                                                   ------------
ASSET BACKED COMMERCIAL PAPER - 1.0%
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 1.0%
Jupiter Securitization Corporation
   5.30%, 10/2/2007                                    1,300,000      1,299,809
                                                                   ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $1,299,809)                                                  $  1,299,809
                                                                   ------------
COMMERCIAL PAPER - 59.6%
AUTOMOTIVE - 5.9%
American Honda Finance
   5.23%, 10/11/2007                                   1,500,000      1,497,281
   5.27%, 10/24/2007                                   1,000,000        996,633
   5.28%, 10/25/2007                                   2,000,000      1,992,505
   5.28%, 10/26/2007                                   1,600,000      1,593,777

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
September 30, 2007 (Unaudited) - continued

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------   ------------
COMMERCIAL PAPER (CONTINUED)
AUTOMOTIVE (CONTINUED)
Toyota Motor Credit Corporation
   5.28%, 12/17/2007                                   2,000,000   $  1,977,524
                                                                   ------------
                                                                      8,057,720
                                                                   ------------
BANKING - 7.0%
Bank of America
   5.26%, 10/2/2007                                    2,000,000      1,998,884
   5.25%, 10/4/2007                                    2,000,000      1,998,327
   4.80%, 10/5/2007                                    1,200,000      1,198,829
   5.35%, 10/15/2007                                   1,000,000        997,919
UBS Finance (DE) LLC
   4.65%, 10/2/2007                                    1,100,000      1,099,390
   5.255%, 10/12/2007                                  1,000,000        998,060
   5.325%, 11/14/2007                                  1,200,000      1,192,110
                                                                   ------------
                                                                      9,483,519
                                                                   ------------
BROKERAGE - 7.9%
Goldman Sachs Group, Inc.
   5.25%, 10/29/2007                                   2,000,000      1,991,365
ING (US) Funding LLC
   5.22%, 10/9/2007                                    1,500,000      1,497,713
   5.23%, 11/1/2007                                    1,800,000      1,791,507
   5.004%, 12/31/2007                                  3,000,000      2,962,050
JP Morgan Chase & Company
   5.07%, 1/3/2008                                     1,500,000      1,480,143
Morgan Stanley
   5.47%, 12/7/2007                                    1,000,000        990,213
                                                                   ------------
                                                                     10,712,991
                                                                   ------------
CONSUMER PRODUCTS - 4.6%
Procter & Gamble International Funding
   4.98%, 11/16/2007                                   2,000,000      1,987,273
   4.79%, 11/20/2007                                   1,600,000      1,589,356
Unilever Capital Corporation
   5.33%, 11/26/2007                                   1,500,000      1,487,605
   5.29%, 12/14/2007                                   1,200,000      1,186,961
                                                                   ------------
                                                                      6,251,195
                                                                   ------------
FINANCIAL COMPANIES - CAPTIVE - 4.3%
General Electric Capital Corporation
   4.65%, 10/4/2007                                    1,000,000        999,541
International Lease Finance Company
   5.28%, 10/1/2007                                    1,500,000      1,500,000
   4.75%, 10/3/2007                                    1,900,000      1,899,443
   5.28%, 10/12/2007                                   1,500,000      1,497,580
                                                                   ------------
                                                                      5,896,564
                                                                   ------------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 1.5%
American Express Credit Corporation
   5.26%, 10/10/2007                                   2,000,000      1,997,370
                                                                   ------------
INSURANCE - 0.7%
Swiss RE Financial Products
   5.31%, 1/28/2008                                    1,000,000        982,764
                                                                   ------------

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------   -------------
COMMERCIAL PAPER (CONTINUED)
LIFE INSURANCE - 3.3%
Prudential plc
   5.25%, 10/19/2007                                   1,500,000   $  1,496,062
   5.62%, 11/8/2007                                    3,048,000      3,029,919
                                                                   ------------
                                                                      4,525,981
                                                                   ------------
NON U.S. BANKING - 14.7%
Bank of Ireland
   5.422%, 10/16/2007                                  2,700,000      2,693,900
   5.37%, 10/17/2007                                   1,614,000      1,609,752
   5.63%, 10/26/2007                                   1,000,000        996,090
Danske Corporation
   5.165%, 10/30/2007                                  1,000,000        995,566
   5.52%, 12/10/2007                                   2,000,000      1,979,560
   5.045%, 12/21/2007                                  1,200,000      1,185,815
Royal Bank of Scotland Group
   5.30%, 10/24/2007                                   2,000,000      1,993,228
Societe Generale
   4.90%, 10/9/2007                                    1,000,000        998,475
   5.265%, 10/22/2007                                  1,200,000      1,196,038
   5.40%, 11/7/2007                                    1,000,000        994,422
   5.26%, 11/13/2007                                   2,500,000      2,483,906
Westpac Banking Corporation
   5.00%, 10/15/2007                                   1,100,000      1,097,417
   5.49%, 11/1/2007                                    1,700,000      1,691,979
                                                                   ------------
                                                                     19,916,148
                                                                   ------------
NONCAPTIVE - DIVERSIFIED - 1.2%
CIT Group, Inc.
   5.50%, 10/11/2007                                     500,000        499,236
Irish Life & Permanent
   5.10%, 12/5/2007                                    1,100,000      1,089,489
                                                                   ------------
                                                                      1,588,725
                                                                   ------------
PHARMACEUTICALS - 8.5%
Abbott Laboratories
   5.23%, 10/2/2007                                    3,000,000      2,999,564
   4.96%, 10/9/2007                                    2,000,000      1,997,796
AstraZeneca plc
   5.42%, 10/16/2007                                   2,500,000      2,494,354
   5.42%, 10/18/2007                                   3,000,000      2,991,753
   5.40%, 11/15/2007                                   1,000,000        993,288
                                                                   ------------
                                                                     11,476,755
                                                                   ------------
TOTAL COMMERCIAL PAPER (Cost $80,897,064)                          $ 80,889,732
                                                                   ------------
TOTAL INVESTMENTS (SBL C FUND)
(COST $142,113,883) - 104.7%                                       $142,073,525
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%                       (6,388,608)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $135,684,917
                                                                   ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $142,113,883.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
September 30, 2007 (Unaudited) - continued

1   - Maturity date indicated is next interest reset date.
2   - Variable rate security. Rate indicated is rate effective at
      September 30, 2007.

Glossary:

plc - Public Limited Company

See notes to statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30, 2007 (Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK - 95.9%
AUSTRALIA - 0.5%
Incitec Pivot, Ltd.                                        34,086   $  2,587,378
                                                                    ------------
BERMUDA - 1.4%
Accenture, Ltd.                                           107,590      4,330,498
Hiscox, Ltd.                                              681,353      3,903,403
                                                                    ------------
                                                                       8,233,901
                                                                    ------------
BRAZIL - 0.9%
Companhia de Bebidas das Americas ADR                      31,556      2,307,690
Empresa Brasileira de Aeronautica S.A. ADR                 58,326      2,561,678
                                                                    ------------
                                                                       4,869,368
                                                                    ------------
CANADA - 1.8%
Husky Energy, Inc.                                         84,700      3,529,521
Manulife Financial Corporation                              3,766        155,267
Onex Corporation                                           54,900      2,017,287
Research In Motion, Ltd. *                                 45,080      4,442,634
                                                                    ------------
                                                                      10,144,709
                                                                    ------------
CAYMAN ISLANDS - 1.3%
3SBio, Inc. ADR *                                          12,400        178,932
ACE, Ltd.                                                  28,199      1,708,013
Transocean, Inc. *                                         35,400      4,001,970
XL Capital, Ltd.                                           18,700      1,481,040
                                                                    ------------
                                                                       7,369,955
                                                                    ------------
CHINA - 1.7%
China BlueChemical, Ltd.                                7,528,000      4,977,446
China Petroleum & Chemical Corporation                  3,978,000      4,968,758
                                                                    ------------
                                                                       9,946,204
                                                                    ------------
DENMARK - 0.1%
Novo-Nordisk A/S (Cl.B)                                     6,600        796,611
                                                                    ------------
FINLAND - 1.2%
Fortum Oyj                                                 58,700      2,154,635
Nokia Oyj ADR                                             117,820      4,468,913
                                                                    ------------
                                                                       6,623,548
                                                                    ------------
FRANCE - 2.6%
BNP Paribas                                                 6,400        700,372
LVMH Moet Hennessy Louis Vuitton S.A.                      33,340      3,996,997
NicOx S.A. *                                               15,292        366,354
Sanofi-Aventis                                             32,120      2,719,837
Societe Generale                                           14,195      2,382,128
Technip S.A.                                               35,970      3,216,141
Total S.A.                                                 20,162      1,639,411
                                                                    ------------
                                                                      15,021,240
                                                                    ------------
GERMANY - 3.6%
Allianz AG                                                 29,778      6,957,755
Bayerische Motoren Werke (BMW) AG *                        44,460      2,867,630
Bayerische Motoren Werke AG                                14,262        769,385

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK (CONTINUED)
GERMANY (CONTINUED)
SAP AG                                                     64,019   $  3,747,565
Siemens AG                                                 43,607      5,995,846
                                                                    ------------
                                                                      20,338,181
                                                                    ------------
HONG KONG - 1.6%
CLP Holdings, Ltd.                                        297,000      2,055,429
HongKong Electric Holdings                                267,260      1,388,926
New World Development, Ltd.                             1,032,300      2,855,014
Sun Hung Kai Properties, Ltd.                             183,200      3,087,171
                                                                    ------------
                                                                       9,386,540
                                                                    ------------
INDIA - 1.3%
Dish TV India, Ltd. *                                     173,280        323,316
Hindustan Unilever, Ltd.                                  285,200      1,586,362
ICICI Bank, Ltd. ADR                                       16,850        888,332
Infosys Technologies, Ltd.                                 63,865      3,047,919
Wire and Wireless India, Ltd. *                           155,900        177,284
Zee Entertainment Enterprises, Ltd.                       180,400      1,554,961
                                                                    ------------
                                                                       7,578,174
                                                                    ------------
INDONESIA - 0.4%
Bumi Resources Tbk PT                                   5,713,500      2,234,033
                                                                    ------------
ITALY - 2.4%
Bulgari SpA                                                93,600      1,473,574
Tod's SpA                                                   9,900        831,388
Unione di Banche Italiane SCPA                            427,033     11,478,891
                                                                    ------------
                                                                      13,783,853
                                                                    ------------
JAPAN - 11.6%
Bridgestone Corporation                                   136,450      3,017,307
Canon, Inc.                                                19,500      1,064,424
Central Japan Railway Company                                 510      5,416,794
Chiba Bank, Ltd.                                          193,560      1,496,376
Chugai Pharmaceutical Company, Ltd.                        46,900        774,555
Credit Saison Company, Ltd.                                49,600      1,278,161
Fanuc, Ltd.                                                 7,600        774,788
Hoya Corporation                                           59,900      2,044,208
KDDI Corporation                                              384      2,848,283
Keyence Corporation                                         5,900      1,309,799
Kyocera Corporation                                        14,500      1,359,553
Meiji Dairies Corporation                                 346,000      1,954,938
Mitsubishi Electric Corporation                            76,000        952,771
Murata Manufacturing Company, Ltd.                         36,300      2,616,672
NHK Spring Company, Ltd.                                  152,000      1,159,204
Nidec Corporation                                          10,200        713,063
Nintendo Company, Ltd.                                     16,125      8,394,855
Nippon Suisan Kaisha, Ltd.                                444,900      2,351,058
Nitori Company, Ltd.                                       60,774      2,872,962
Resona Holdings, Inc.                                         372        638,001
Ricoh Company, Ltd.                                        69,230      1,464,579
SBI Holdings, Inc.                                         16,661      4,373,213

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Secom Company, Ltd.                                        29,200   $  1,405,789
Sega Sammy Holdings, Inc.                                  37,500        499,499
Seven & I Holdings Company, Ltd.                           30,375        781,423
Shionogi & Company, Ltd.                                  121,500      1,873,299
Showa Denko KK                                          1,139,000      4,313,455
Sony Corporation                                           77,600      3,762,957
Square Enix Company, Ltd.                                  39,100      1,293,519
Sumitomo Mitsui Financial Group, Inc.                         210      1,636,269
Toyota Motor Corporation                                   32,100      1,894,729
                                                                    ------------
                                                                      66,336,503
                                                                    ------------
JERSEY - 0.1%
Experian Group, Ltd.                                       48,002        508,256
                                                                    ------------
MARSHALL ISLANDS - 0.3%
Diana Shipping, Inc.                                       54,900      1,564,650
                                                                    ------------
MEXICO - 1.0%
Fomento Economico Mexicano, S.A.B. de C.V. *              523,700      1,950,660
Grupo Modelo, S.A. de C.V. (Cl.C)                         241,200      1,157,749
Grupo Televisa S.A. ADR                                   108,632      2,625,636
                                                                    ------------
                                                                       5,734,045
                                                                    ------------
NETHERLANDS - 1.3%
European Aeronautic Defence
and Space Company N.V.                                     87,280      2,683,432
Koninklijke (Royal) Philips Electronics N.V.               80,000      3,610,695
TNT N.V.                                                   21,500        901,391
                                                                    ------------
                                                                       7,195,518
                                                                    ------------
NORWAY - 0.3%
Tandberg ASA                                               71,300      1,715,850
                                                                    ------------
PANAMA - 0.6%
Carnival Corporation                                       71,400      3,457,902
                                                                    ------------
REPUBLIC OF KOREA - 0.9%
Hyundai Heavy Industries Company, Ltd.                      2,067        955,407
Samsung Electronics Company, Ltd. *                         2,358      1,481,561
SK Telecom Company, Ltd. ADR                               95,680      2,841,696
                                                                    ------------
                                                                       5,278,664
                                                                    ------------
SINGAPORE - 2.1%
Singapore Airlines, Ltd.                                  548,000      6,861,528
Singapore Petroleum Company, Ltd.                         594,000      2,719,085
Singapore Press Holdings, Ltd.                            924,700      2,689,131
                                                                    ------------
                                                                      12,269,744
                                                                    ------------
SPAIN - 0.9%
Gestevision Telecinco S.A.                                 84,422      2,216,341

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK (CONTINUED)
SPAIN (CONTINUED)
Inditex S.A.                                               47,000   $  3,167,515
                                                                    ------------
                                                                       5,383,856
                                                                    ------------
SWEDEN - 3.9%
Assa Abloy AB                                             137,600      2,856,123
Hennes & Mauritz AB (Cl.B)                                 80,300      5,090,639
Investor AB (Cl.B) (1)                                     67,195      1,725,836
Swedish Match AB                                           72,500      1,507,674
Telefonaktiebolaget LM Ericsson (Cl.B)                  2,815,700     11,273,812
                                                                    ------------
                                                                      22,454,084
                                                                    ------------
SWITZERLAND - 2.4%
Credit Suisse Group                                        61,831      4,105,249
Roche Holding AG                                           18,869      3,421,298
Swiss Reinsurance                                          63,365      5,643,934
Syngenta AG                                                 3,415        736,238
                                                                    ------------
                                                                      13,906,719
                                                                    ------------
TAIWAN - 0.7%
Benq Corporation *                                        706,000        358,720
MediaTek, Inc.                                            194,260      3,485,760
                                                                    ------------
                                                                       3,844,480
                                                                    ------------
TAIWAN, PROVINCE OF CHINA - 0.4%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR      226,904      2,296,269
                                                                    ------------
UNITED KINGDOM - 10.8%
BP plc ADR                                                 30,975      2,148,116
Burberry Group plc                                         94,374      1,268,618
Cadbury Schweppes plc                                     212,115      2,462,921
Diageo plc                                                 64,830      1,424,602
Enterprise Inns plc                                       266,615      3,232,110
Game Group plc                                          1,099,039      4,317,452
HSBC Holdings plc                                         302,800      5,606,834
HSBC Holdings plc                                         147,971      2,706,700
Imperial Tobacco Group plc                                115,866      5,312,649
Kelda Group plc                                            83,600      1,474,439
Pearson plc                                                76,970      1,192,937
Prudential plc                                            174,576      2,684,273
Reckitt Benckiser plc                                      65,863      3,871,599
Rio Tinto plc ADR                                          19,800      6,799,320
Royal Bank of Scotland Group plc                          338,200      3,636,299
Smith & Nephew plc                                        116,883      1,428,902
Tesco plc                                                 282,134      2,535,598
United Utilities plc                                      113,594      1,626,922
Vodafone Group plc                                      1,826,127      6,594,607
WPP Group plc                                              97,680      1,324,051
                                                                    ------------
                                                                      61,648,949
                                                                    ------------
UNITED STATES - 37.8%
3M Company                                                 32,700      3,060,066
Acadia Pharmaceuticals, Inc. *                             21,500        323,575
Adobe Systems, Inc. *                                      70,500      3,078,030

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
Advanced Micro Devices, Inc. *                            167,800   $  2,214,960
Aflac, Inc.                                                33,500      1,910,840
Alberto-Culver Company                                    115,500      2,863,245
Altera Corporation                                         84,200      2,027,536
Altria Group, Inc.                                        165,600     11,514,168
American International Group, Inc.                         31,900      2,158,035
Amgen, Inc. *                                              32,100      1,815,897
Anadarko Petroleum Corporation                            162,600      8,739,750
AT&T, Inc.                                                173,200      7,328,092
Automatic Data Processing, Inc.                            69,200      3,178,356
Boeing Company                                             17,600      1,847,824
Cadence Design Systems, Inc. *                            195,600      4,340,364
Charles River Laboratories International, Inc. *           38,900      2,184,235
Chevron Corporation                                        25,054      2,344,553
Cisco Systems, Inc. *                                      44,700      1,480,017
Citizens Communications Company                           392,900      5,626,328
Coach, Inc. *                                              20,700        978,489
Colgate-Palmolive Company                                  31,600      2,253,712
Comcast Corporation *                                     110,720      2,677,210
Corning, Inc.                                             123,400      3,041,810
Coventry Health Care, Inc. *                               36,200      2,252,002
Cree, Inc. *                                               59,000      1,834,900
DRS Technologies, Inc.                                     26,600      1,466,192
eBay, Inc. *                                              129,300      5,045,286
EMCOR Group, Inc. *                                        12,981        407,084
Emerson Electric Company                                   60,600      3,225,132
Estee Lauder Companies, Inc.                               33,800      1,435,148
Express Scripts, Inc. *                                    43,200      2,411,424
Genentech, Inc. *                                          13,500      1,053,270
Genworth Financial, Inc.                                   66,800      2,052,764
Getty Images, Inc. *                                       13,600        378,624
Gilead Sciences, Inc. *                                    93,940      3,839,328
Gymboree Corporation *                                     35,560      1,253,134
HCC Insurance Holdings, Inc.                               69,100      1,979,024
Hewlett-Packard Company                                   120,800      6,014,632
Hospira, Inc. *                                             7,400        306,730
Humana, Inc. *                                             29,200      2,040,496
Idearc, Inc.                                               40,880      1,286,494
Idexx Laboratories, Inc. *                                  2,200        241,098
Integrys Energy Group, Inc.                                27,100      1,388,333
InterMune, Inc. *                                          19,700        376,861
International Game Technology                              40,100      1,728,310
Intuit, Inc. *                                             96,800      2,933,040
Invitrogen Corporation *                                   26,500      2,165,845
Johnson & Johnson                                          10,400        683,280
Juniper Networks, Inc. *                                  144,000      5,271,840
Linear Technology Corporation                              34,800      1,217,652
Lockheed Martin Corporation                                90,770      9,847,637
Longs Drug Stores Corporation                              26,100      1,296,387

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
Marvel Entertainment, Inc. *                              166,500   $  3,902,760
Maxim Integrated Products, Inc.                            77,700      2,280,495
McDonald's Corporation                                     39,200      2,135,224
Merck & Company, Inc.                                      37,900      1,959,051
Microsoft Corporation                                     142,100      4,186,266
Morgan Stanley                                             36,000      2,268,000
Nektar Therapeutics *                                      21,368        188,679
News Corporation                                          238,200      5,238,018
Northern Trust Corporation                                 43,200      2,862,864
Northrop Grumman Corporation                               18,300      1,427,400
OSI Pharmaceuticals, Inc. *                                51,300      1,743,687
Overseas Shipholding Group, Inc.                           80,700      6,200,181
Pepco Holdings, Inc.                                       75,620      2,047,790
Pharmion Corporation *                                      5,100        235,314
Praxair, Inc.                                              10,400        871,104
Raytheon Company                                           30,200      1,927,364
Regeneron Pharmaceuticals, Inc. *                          12,500        222,500
Seattle Genetics, Inc. *                                   29,400        330,456
Shuffle Master, Inc. *                                     21,000        313,950
Sirius Satellite Radio, Inc. *                            658,500      2,298,165
Tesoro Corporation                                         80,600      3,709,212
Theravance, Inc. *                                         20,100        524,409
Tiffany & Company                                          54,800      2,868,780
Unisource Energy Corporation                               61,900      1,850,191
United Parcel Service, Inc. (Cl.B)                          1,300         97,630
UST, Inc.                                                  41,200      2,043,520
Wabtec Corporation                                        116,700      4,371,582
Wal-Mart Stores, Inc.                                      52,600      2,295,990
Walt Disney Company                                        84,600      2,909,394
WellCare Health Plans, Inc. *                              57,500      6,062,225
Whiting Petroleum Corporation *                            68,900      3,062,605
Xilinx, Inc.                                               56,300      1,471,682
                                                                    ------------
                                                                     216,325,527
                                                                    ------------
TOTAL COMMON STOCK (Cost $446,018,891)                              $548,834,711
                                                                    ------------
PREFERRED STOCK - 0.4%
GERMANY - 0.4%
Porsche AG                                                  1,146      2,434,553
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $321,217)                               $  2,434,553
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.5%
State Street, 2.25%, dated 9/28/07, matures
   10/01/07; repurchase amount $3,061,045
   (Collateralized by U.S. Treasury Note,
   8/31/09 with a value of $3,122,788)                 $ 3,060,47   $  3,060,471
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $3,060,471)                        $  3,060,471
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
SHORT TERM INVESTMENTS - 1.1%
SSGA Prime Money Market                                $6,249,740   $  6,249,740
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS                                        $  6,249,740
(Cost $6,249,740)
                                                                    ------------
TOTAL INVESTMENTS (SBL D FUND)                                      $560,579,475
(COST $455,650,319) - 97.9%
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%                          11,978,336
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $572,557,811
                                                                    ============

INVESTMENT CONCENTRATION

At September 30, 2007, the investment diversification of the fund was as follows:

                                                          % OF
INDUSTRY                                               NET ASSETS       VALUE
----------------------------------------------------   ----------   ------------
Communications Equipment                                   5.6%     $ 31,694,876
Diversified Banks                                          5.0        29,035,825
Aerospace & Defense                                        3.7        21,761,527
Tobacco                                                    3.5        20,378,011
Semiconductors                                             3.2        18,310,815
Integrated Oil & Gas                                       2.5        14,630,360
Application Software                                       2.5        14,098,999
Multi-Line Insurance                                       2.3        13,147,577
Integrated Telecommunication Services                      2.3        12,954,420
Wireless Telecommunication Services                        2.1        12,284,586
Pharmaceuticals                                            2.1        12,227,932
Movies & Entertainment                                     2.1        12,050,172
Broadcasting & Cable TV                                    2.2        11,872,912
Oil & Gas Exploration & Production                         2.0        11,802,355
Biotechnology                                              1.9        11,010,583
Managed Health Care                                        1.9        10,354,723
Home Entertainment Software                                1.7         9,688,374
Apparel Retail                                             1.6         9,511,288
Electric Utilities                                         1.7         9,496,972
Industrial Conglomerates                                   1.6         9,055,912
Fertilizers & Agricultural Chemicals                       1.5         8,301,062
Electronic Equipment Manufacturers                         1.4         8,043,294
Automobile Manufacturers                                   1.3         7,966,298
Apparel, Accessories & Luxury Goods                        1.4         7,717,677
Household Products                                         1.4         7,711,673
IT Consulting & Other Services                             1.2         7,378,417
Consumer Electronics                                       1.4         7,373,652
Asset Management & Custody Banks                           1.3         7,236,077
Property & Casualty Insurance                              1.3         7,092,456
Airlines                                                   1.2         6,861,528
Diversified Metals & Mining                                1.2         6,799,320
Packaged Foods & Meats                                     1.2         6,768,917
Oil & Gas Refining & Marketing                             1.2         6,428,297
Money Markets                                              1.1         6,249,740

Oil & Gas Storage & Transportation                         1.1         6,200,181
Computer Hardware                                          1.0         6,014,632
Real Estate Management & Development                       1.0         5,942,184
Reinsurance                                                1.0         5,643,934
Publishing                                                 1.0         5,547,186
Railroads                                                  1.0         5,416,794
Restaurants                                                1.0         5,367,334
Construction & Farm Machinery & Heavy Trucks               1.0         5,326,989
Internet Software & Services                               0.9         5,045,286
Life & Health Insurance                                    0.8         4,750,379
Life Sciences Tools & Services                             0.8         4,538,759
Computer & Electronics Retail                              0.8         4,317,453
Diversified Chemicals                                      0.8         4,313,455
Personal Products                                          0.7         4,298,393
Systems Software                                           0.7         4,186,266
Diversified Capital Markets                                0.7         4,105,249
Oil & Gas Drilling                                         0.7         4,001,970
Multi-Sector Holdings                                      0.7         3,743,123
Brewers                                                    0.6         3,465,439
Hotels, Resorts & Cruise Lines                             0.6         3,457,902
Food Retail                                                0.5         3,317,021
Electrical Components & Equipment                          0.6         3,225,132
Oil & Gas Equipment & Services                             0.6         3,216,141
Data Processing & Outsourced Services                      0.6         3,178,356
Repurchase Agreements                                      0.5         3,060,471
Tires & Rubber                                             0.5         3,017,307
Multi-Utilities                                            0.5         3,015,255
Homefurnishing Retail                                      0.5         2,872,962
Specialty Stores                                           0.5         2,868,780
Building Products                                          0.5         2,856,123
Office Electronics                                         0.4         2,529,002
Health Care Services                                       0.4         2,411,424
Hypermarkets & Super Centers                               0.4         2,295,990
Investment Banking & Brokerage                             0.4         2,268,000
Coal & Consumable Fuels                                    0.4         2,234,033
Regional Banks                                             0.3         2,134,378
Casinos & Gaming                                           0.3         2,042,260
Health Care Equipment                                      0.2         1,976,730
Soft Drinks                                                0.3         1,950,660
Diversified Commercial & Professional Services             0.3         1,914,046
Marine                                                     0.3         1,564,650
Water Utilities                                            0.3         1,474,439
Distillers & Vintners                                      0.3         1,424,602
Advertising                                                0.2         1,324,051
Drug Retail                                                0.2         1,296,387
Consumer Finance                                           0.2         1,278,161
Auto Parts & Equipment                                     0.2         1,159,204
Air Freight & Logistics                                    0.1           999,021

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
September 30, 2007 (Unaudited) - continued

Heavy Electrical Equipment                                 0.2           952,771
Industrial Gases                                           0.2           871,104
Footwear                                                   0.1           831,388
Industrial Machinery                                       0.1           774,788
Leisure Products                                           0.1           499,499
Construction & Engineering                                 0.1           407,084
Computer Storage & Peripherals                             0.1           358,720
                                                          ----      ------------
TOTAL INVESTMENTS                                         97.9       560,579,475
OTHER ASSETS AND LIABILITIES, NET                          2.1        11,978,336
                                                          ----      ------------
NET ASSETS                                                 100%     $572,557,811
                                                          ----      ------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $458,881,962.

*    - Non-income producing security

1    - Security is a PFIC (Passive Foreign Investment Company)

Glossary:

ADR  - American Depositary Receipt

plc  - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
September 30, 2007 (Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
CORPORATE BOND - 45.7%
AIRLINES - 0.5%
Southwest Airlines Company
   6.15%, 2022                                         $  650,000   $    647,604
                                                                    ------------
AUTOMOTIVE - 2.1%
GMAC LLC
   6.31%, 2007                                            105,000        104,661
   6.36%, 2008 (1)(2)                                   2,600,000      2,561,299
                                                                    ------------
                                                                       2,665,960
                                                                    ------------
BANKING - 7.4%
BankBoston Capital Trust IV
   6.324%, 2028 (1)(2)                                  1,200,000      1,075,976
BOI Capital Funding No. 2, LP
   5.571%, 2049 (2)(3)(4)                                 650,000        581,515
Chase Capital III
   6.171%, 2027 (1)(2)                                  1,200,000      1,089,793
Northgroup Preferred Capital Corporation
   6.378%, 2049 (1)(2)(3)(4)                            3,700,000      3,435,043
Rabobank Capital Funding II
   5.26%, 2049 (1)(2)(3)(4)                             1,200,000      1,134,691
Standard Chartered plc
   6.409%, 2049 (1)(2)(3)(4)                            1,750,000      1,614,664
US Central Federal Credit Union
   2.70%, 2009                                            284,091        276,315
                                                                    ------------
                                                                       9,207,997
                                                                    ------------
BUILDING MATERIALS - 1.3%
Cemex
   6.64%, 2049 (2)(3)(4)                                1,000,000        971,960
CRH America, Inc.
   6.95%, 2012                                            600,000        623,842
                                                                    ------------
                                                                       1,595,802
                                                                    ------------
CHEMICALS - 0.6%
PPG Industries, Inc.
   7.40%, 2019                                            650,000        724,850
                                                                    ------------
ELECTRIC - 7.3%
Arizona Public Service Company
   6.38%, 2011                                            600,000        617,719
Cincinnati Gas & Electric
   5.70%, 2012                                            600,000        607,267
Commonwealth Edison Company
   5.95%, 2016 (1)                                      2,000,000      1,993,164
East Coast Power LLC
   6.74%, 2008                                             18,096         18,268
   7.07%, 2012                                            140,867        146,501
Kansas Gas & Electric
   5.65%, 2021                                            650,000        620,769
Oncor Electric Delivery Company
   6.38%, 2015                                            600,000        601,518
Pennsylvania Electric Company
   6.05%, 2017 (3)(4)                                     650,000        647,614
TXU Energy Company LLC
   6.194%, 2008 (1)(2)(3)(4)                            3,000,000      3,004,521

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
WPS Resources Corporation
   6.11%, 2066 (2)                                     $  900,000   $    836,111
                                                                    ------------
                                                                       9,093,452
                                                                    ------------
FINANCIAL - OTHER - 2.3%
Berkshire Hathaway Finance Corporation
   4.75%, 2012 (1)                                      1,800,000      1,765,534
Willis North America, Inc.
   5.63%, 2015 (1)                                      1,200,000      1,143,354
                                                                    ------------
                                                                       2,908,888
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 1.4%
CIT Group Funding Company of Canada
   4.65%, 2010 (1)(5)                                   1,800,000      1,729,492
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER- 4.5%
Nelnet, Inc.
   7.40%, 2036 (1)(2)                                   2,500,000      2,452,300
Residential Capital LLC
   8.69%, 2009 (1)(2)(3)(4)                             3,000,000      2,100,000
   7.50%, 2012 (5)                                        650,000        526,500
SLM Corporation
   5.05%, 2014                                            600,000        508,841
                                                                    ------------
                                                                       5,587,641
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 0.5%
General Electric Capital Corporation
   5.88%, 2012                                            600,000        615,785
                                                                    ------------
FOOD & BEVERAGE - 1.0%
General Mills, Inc.
   5.70%, 2017 (1)                                      1,200,000      1,180,283
                                                                    ------------
HEALTH CARE - 0.5%
Anthem, Inc.
   6.80%, 2012                                            600,000        639,005
                                                                    ------------
INDEPENDENT ENERGY - 0.5%
Devon Financing Corporation ULC
   6.88%, 2011                                            600,000        634,258
                                                                    ------------
INSURANCE - LIFE - 2.7%
AIG SunAmerica Global Financing X
   6.90%, 2032 (1)(3)(4)                                1,200,000      1,314,620
Lincoln National Corporation
   7.00%, 2066 (1)(2)                                   2,000,000      2,061,158
                                                                    ------------
                                                                       3,375,778
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 2.2%
Nationwide Mutual Insurance Company
   8.25%, 2031 (3)(4)                                     650,000        783,058
Navigators Group, Inc.
   7.00%, 2016                                            700,000        719,910

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
INSURANCE - PROPERTY & CASUALTY (CONTINUED)
Swiss Re Capital I, LP
   6.854%, 2049 (1)(2)(3)(4)                           $1,200,000   $  1,209,601
                                                                    ------------
                                                                       2,712,569
                                                                    ------------
INTEGRATED ENERGY - 1.6%
Petrobras International Finance Company
   6.125%, 2016 (1)                                     2,000,000      2,015,382
                                                                    ------------
MEDIA - CABLE - 0.4%
Jones Intercable, Inc.
   7.63%, 2008                                            500,000        506,058
                                                                    ------------
METALS & MINING - 0.5%
United States Steel Corporation
   6.05%, 2017                                            650,000        621,998
                                                                    ------------
NATURAL GAS PIPELINES - 0.2%
Express Pipeline, LP
   6.47%, 2013 (3)(4)                                     285,600        293,640
                                                                    ------------
PHARMACEUTICALS - 1.4%
AstraZeneca plc
   5.90%, 2017 (1)                                      1,750,000      1,776,369
                                                                    ------------
RAILROADS - 2.1%
Canadian National Railway Company
   6.25%, 2034 (1)                                      1,200,000      1,187,857
CSX Corporation
   6.15%, 2037 (1)                                      1,500,000      1,433,195
                                                                    ------------
                                                                       2,621,052
                                                                    ------------
REIT'S - 2.2%
Hospitality Properties Trust
   6.70%, 2018 (1)                                      1,500,000      1,491,285
Reckson Operating Partnership, LP
   5.15%, 2011 (1)                                      1,200,000      1,179,143
                                                                    ------------
                                                                       2,670,428
                                                                    ------------
SERVICES - 0.0%
American ECO Corporation
   9.63%, 2008 (3)(6)(7)(8)                               500,000             --
                                                                    ------------
TECHNOLOGY - 0.5%
Science Applications International Corporation
   7.13%, 2032                                            600,000        645,356
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
Nextel Communications, Inc.
   6.88%, 2013 (1)                                      1,200,000      1,204,799
                                                                    ------------
TRANSPORTATION SERVICES - 0.5%
TTX Company
   4.90%, 2015 (3)(4)                                     650,000        629,956
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
U.S. BANKING - 0.5%
PartnerRe Finance II
   6.44%, 2066 (2)                                     $  650,000   $    601,645
                                                                    ------------
TOTAL CORPORATE BOND (Cost $59,535,900)                             $ 56,906,047
                                                                    ------------
PREFERRED STOCK - 1.9%
INSURANCE - LIFE - 1.0%
WoodBourne Pass-Through Trust
   6.92%, 2008 (1)(2)(3)(4)                                    12      1,205,250
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 0.9%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017 (1)(5)                                     48,000      1,147,200
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $2,405,796)                             $  2,352,450
                                                                    ------------
MORTGAGE BACKED SECURITIES - 47.5%
OTHER NON-AGENCY - 13.4%
CMO'S - 13.4%
Chase Commercial Mortgage Securities Corporation
   1998-1, 6.56% - 2030                                   500,000        502,558
Chase Mortgage Finance Corporation
   2005-A1 2A2, 5.238% -
   2035 (1)(2)                                          2,011,097      2,001,361
Chaseflex Trust
   2006-1, 5.935% - 2036 (1)(2)                         3,000,000      3,027,890
Homebanc Mortgage Trust
   2006-1, 6.113% - 2037 (1)(2)                         2,017,208      2,054,147
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (1)                            3,007,000      3,022,423
   2006-S3, 6.00% - 2036 (1)                            3,000,000      3,010,946
JP Morgan Mortgage Trust
   2006-A3, 5.297% - 2036 (1)(2)                        1,610,082      1,613,994
Washington Mutual, Inc.
   2005-AR16 1A1, 5.104% - 2035 (1)(2)                  1,503,127      1,492,535
                                                                    ------------
                                                                      16,725,854
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCIES - 29.4%
CMO'S - 1.4%
Federal Home Loan Mortgage Corporation
   FHR 2520 AG, 5.00% - 2016 (1)                        1,756,999      1,755,421
   FHR 188 H, 7.00% - 2021                                  1,807          1,800
Federal National Mortgage Association
   FNR 1990-68 J, 6.95% - 2020                              4,132          4,324
   FNR 1990-103 K, 7.50% - 2020                             1,275          1,304
                                                                    ------------
                                                                       1,762,849
                                                                    ------------
PASS-THRU'S - 28.0%
Federal Home Loan Mortgage Corporation
   #E01378, 5.00% - 2018 (1)                            1,754,670      1,725,988
   #E01488, 5.00% - 2018 (1)                            1,586,610      1,559,990
   #E01538, 5.00% - 2018 (1)                            1,609,798      1,582,574
   #C44050, 7.00% - 2030                                   44,852         46,642

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal Home Loan Mortgage Corporation
(continued)
   #C01079, 7.50% - 2030                               $   20,180   $     21,110
   #C01172, 6.50% - 2031                                   66,571         67,765
   #C01210, 6.50% - 2031                                   83,100         85,158
   #C50964, 6.50% - 2031                                   82,143         83,617
   #C50967, 6.50% - 2031                                   16,864         17,282
   #C01277, 7.00% - 2031                                  112,405        116,050
   #C01292, 6.00% - 2032                                  351,762        354,194
   #C62801, 6.00% - 2032                                  145,544        146,551
   #C01287, 6.50% - 2032                                  192,377        195,827
   #A16943, 6.00% - 2033 (1)                            1,059,747      1,064,773
   #A17903, 6.00% - 2034 (1)                            1,304,456      1,308,828
Federal National Mortgage Association
   #254473, 5.50% - 2017 (1)                            1,513,618      1,514,853
   #720714, 4.50% - 2018 (1)                            1,586,658      1,531,791
   #555549, 5.00% - 2018 (1)                            1,839,553      1,803,091
   #750465, 5.00% - 2018 (1)                            1,611,440      1,584,010
   #839353, 5.50% - 2018 (1)                            1,096,044      1,097,917
   #780952, 4.00% - 2019 (1)                            2,099,627      1,978,495
   #252806, 7.50% - 2029                                   66,150         69,348
   #252874, 7.50% - 2029                                   23,944         25,102
   #535277, 7.00% - 2030                                   33,894         34,982
   #551262, 7.50% - 2030                                   13,877         14,524
   #190307, 8.00% - 2030                                   26,369         27,792
   #253356, 8.00% - 2030                                   33,436         35,241
   #541735, 8.00% - 2030                                   39,720         41,864
   #535838, 6.50% - 2031                                   62,131         63,265
   #585348, 6.50% - 2031                                   57,141         58,183
   #591381, 6.50% - 2031                                  106,983        108,935
   #254477, 5.50% - 2032                                  923,027        904,103
   #254198, 6.00% - 2032                                  343,224        343,738
   #254377, 6.00% - 2032                                  573,159        576,531
   #254478, 6.00% - 2032                                  266,194        267,761
   #666750, 6.00% - 2032                                  609,497        610,409
   #254346, 6.50% - 2032                                  154,421        157,239
   #545691, 6.50% - 2032                                  230,267        234,469
   #659790, 6.50% - 2032                                  234,014        239,669
   #702879, 5.00% - 2033 (1)                            1,257,885      1,204,132
   #709805, 5.00% - 2033 (1)                            1,796,515      1,719,745
   #658077, 5.50% - 2033 (1)                            1,162,844      1,142,634
   #688328, 5.50% - 2033 (1)                            1,045,271      1,026,754
   #689108, 5.50% - 2033 (1)                            1,040,992      1,022,900
   #709748, 5.50% - 2033 (1)                            1,741,261      1,710,998
   #713971, 5.50% - 2033 (1)                            1,722,750      1,692,231
   #754903, 5.50% - 2033                                1,025,751      1,002,370
   #725033, 6.00% - 2034                                  721,039        724,681

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association
(continued)
   #255554, 5.50% - 2035 (1)                           $1,932,956   $  1,897,184
                                                                    ------------
                                                                      34,843,290
                                                                    ------------
                                                                      36,606,139
                                                                    ------------
U.S. GOVERNMENT SPONSORED
SECURITIES - 4.7%
CMO'S - 3.4%
Government National Mortgage Association
   GNR 2006-23 A, 6.00% - 2033  (1)                     4,196,031      4,186,315
                                                                    ------------
PASS-THRU'S - 1.3%
Government National Mortgage
Association
   G2 181907, 9.50% - 2020                                 11,327         12,440
   #301465, 9.00% - 2021                                   19,660         21,095
   #305617, 9.00% - 2021                                    8,761          9,401
   #313107, 7.00% - 2022                                   81,264         84,257
   #352022, 7.00% - 2023                                   61,234         63,489
   #369303, 7.00% - 2023                                  105,125        108,997
   #780454, 7.00% - 2026                                   96,131         99,672
   G2 2445, 8.00% - 2027                                   42,791         45,150
   #462680, 7.00% - 2028                                   55,710         57,762
   #482668, 7.00% - 2028                                   47,304         49,046
   #518436, 7.25% - 2029                                   19,280         20,069
   #494109, 7.50% - 2029                                   23,440         24,409
   #510704, 7.50% - 2029                                   21,056         21,926
   #781079, 7.50% - 2029                                   20,410         21,254
   #479229, 8.00% - 2030                                   12,479         13,216
   #479232, 8.00% - 2030                                   20,922         22,159
   #508342, 8.00% - 2030                                   42,029         44,515
   G2 2909, 8.00% - 2030                                   21,844         23,049
   #538285, 6.50% - 2031                                   74,703         76,366
   #561561, 6.50% - 2031                                  135,076        138,443
   #564472, 6.50% - 2031                                  207,489        212,662
   #781414, 5.50% - 2032                                  314,407        310,047
   #552324, 6.50% - 2032                                  126,261        129,072
                                                                    ------------
                                                                       1,608,496
                                                                    ------------
                                                                       5,794,811
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
(Cost $59,915,749)                                                  $ 59,126,804
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 1.0%
U.S. Treasury Bill
   4.79%, 2007                                            190,000        188,719

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
U.S. Treasury Bonds
   5.38%, 2031 (1)                                     $1,000,000   $  1,070,469
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $1,290,133)                                                   $  1,259,188
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 0.8%
Federal Home Loan Mortgage Corporation
   4.85%, 2007 (1)                                         35,000         34,863
Federal National Mortgage Association
   6.63%, 2030 (1)                                        750,000        883,736
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (Cost $837,676)                                                  $    918,599
                                                                    ------------
ASSET BACKED SECURITIES - 2.2%
HOME EQUITY LOANS - 1.4%
Credit-Based Asset Servicing and Securitization LLC
   2005-CB5, 5.391%, 2035 (1)(2)                        1,826,595      1,786,260
                                                                    ------------
OTHER - 0.8%
Squared CDO, Ltd.
   2007-1A, 6.357%, 2057 (2)(3)                         1,200,000        960,000
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $3,013,039)                     $  2,746,260
                                                                    ------------
TOTAL INVESTMENTS (SBL E FUND)
(COST $126,998,293) - 99.1%                                         $123,309,348
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                           1,142,199
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $124,451,547
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $127,999,931.

1    - Security is segregated as collateral for open futures contracts.

2    - Variable rate security. Rate indicated is rate effective at September 30,
       2007.

3    - Security was acquired through a private placement.

4    - Security is a 144A security, which places restrictions on resale. See
       Note 7 in notes to financial statements.

5    - Security is a step-up bond. Rate indicated is rate effective at September
       30, 2007.

6    - Security is deemed illiquid. See Note 6 in notes to financial statements.

7    - Security is in default of interest and/or principal obligations.

8    - Security is fair valued by the Board of Directors. See Note 5 in notes to financial statements.

Glossary:

plc  - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2007 (Unaudited)

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK - 100.0%
AEROSPACE & DEFENSE - 3.1%
Boeing Company                                             8,471   $    889,371
Honeywell International, Inc.                                975         57,983
L-3 Communications Holdings, Inc.                            300         30,642
Lockheed Martin Corporation                                5,847        634,341
Northrop Grumman Corporation                               6,322        493,116
Raytheon Company                                           8,600        548,852
United Technologies Corporation                            2,565        206,431
                                                                   ------------
                                                                      2,860,736
                                                                   ------------
AIR FREIGHT & LOGISTICS - 0.7%
United Parcel Service, Inc. (Cl.B)                         8,093        607,784
                                                                   ------------
APPAREL RETAIL - 0.2%
TJX Companies, Inc.                                        7,200        209,304
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Polo Ralph Lauren Corporation                              1,900        147,725
                                                                   ------------
APPLICATION SOFTWARE - 0.3%
Compuware Corporation *                                   34,600        277,492
                                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
Ameriprise Financial, Inc.                                 6,933        437,541
Bank of New York Mellon Corporation                          355         15,670
Janus Capital Group, Inc.                                    400         11,312
                                                                   ------------
                                                                        464,523
                                                                   ------------
AUTOMOTIVE RETAIL - 0.1%
Autozone, Inc. *                                             500         58,070
                                                                   ------------
BIOTECHNOLOGY - 1.2%
Amgen, Inc. *                                              4,542        256,941
Biogen Idec, Inc. *                                        4,500        298,485
Gilead Sciences, Inc. *                                   13,300        543,571
                                                                   ------------
                                                                      1,098,997
                                                                   ------------
BREWERS - 0.6%
Anheuser-Busch Companies, Inc.                            11,600        579,884
                                                                   ------------
BROADCASTING & CABLE TV - 0.8%
CBS Corporation (Cl.B)                                    15,300        481,950
Comcast Corporation *                                      8,736        211,236
                                                                   ------------
                                                                        693,186
                                                                   ------------
BUILDING PRODUCTS - 0.1%
Masco Corporation                                          4,200         97,314
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 2.8%
Cisco Systems, Inc. *                                     52,183      1,727,779
Qualcomm, Inc.                                            19,424        820,858
                                                                   ------------
                                                                      2,548,637
                                                                   ------------
COMPUTER & ELECTRONICS RETAIL - 0.3%
RadioShack Corporation                                    15,200        314,032
                                                                   ------------

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
COMPUTER HARDWARE - 4.0%
Apple, Inc. *                                              4,046   $    621,223
Dell, Inc. *                                               3,076         84,898
Hewlett-Packard Company                                   23,736      1,181,815
International Business Machines Corporation               12,116      1,427,265
NCR Corporation *                                          7,800        388,440
                                                                   ------------
                                                                      3,703,641
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS - 0.2%
EMC Corporation *                                          2,100         43,680
Network Appliance, Inc. *                                  4,600        123,786
QLogic Corporation *                                       2,500         33,625
                                                                   ------------
                                                                        201,091
                                                                   ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS - 0.8%
Caterpillar, Inc.                                          8,694        681,870
Cummins, Inc.                                                500         63,945
                                                                   ------------
                                                                        745,815
                                                                   ------------
CONSUMER FINANCE - 0.8%
American Express Company                                  11,162        662,688
Discover Financial Services                                4,446         92,477
                                                                   ------------
                                                                        755,165
                                                                   ------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.3%
Automatic Data Processing, Inc.                            9,800        450,114
Computer Sciences Corporation *                            6,278        350,940
Convergys Corporation *                                    4,900         85,064
Fiserv, Inc. *                                             5,452        277,289
Western Union Company                                      1,500         31,455
                                                                   ------------
                                                                      1,194,862
                                                                   ------------
DEPARTMENT STORES - 0.3%
JC Penney Company, Inc.                                      322         20,405
Macy's, Inc.                                               8,300        268,256
                                                                   ------------
                                                                        288,661
                                                                   ------------
DISTRIBUTORS - 0.3%
Genuine Parts Company                                      5,700        285,000
                                                                   ------------
DIVERSIFIED BANKS - 1.9%
U.S. Bancorp                                              19,625        638,401
Wachovia Corporation                                       7,728        387,559
Wells Fargo & Company                                     21,438        763,622
                                                                   ------------
                                                                      1,789,582
                                                                   ------------
DIVERSIFIED CHEMICALS - 1.6%
Ashland, Inc.                                              5,886        354,396
Dow Chemical Company                                      13,989        602,366
E.I. Du Pont de Nemours & Company                         10,805        535,496
                                                                   ------------
                                                                      1,492,258
                                                                   ------------
DIVERSIFIED METALS & MINING - 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                1,300        136,357
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
DRUG RETAIL - 0.1%
CVS Caremark Corporation                                   1,600   $     63,408
                                                                   ------------
ELECTRIC UTILITIES - 2.0%
Duke Energy Corporation                                    5,200         97,188
Edison International                                       6,678        370,295
Entergy Corporation                                        4,500        487,305
FirstEnergy Corporation                                    7,300        462,382
Progress Energy, Inc.                                      8,827        413,545
                                                                   ------------
                                                                      1,830,715
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Emerson Electric Company                                     442         23,523
Rockwell Automation, Inc.                                  5,647        392,523
                                                                   ------------
                                                                        416,046
                                                                   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc. *                                 500         18,440
Tektronix, Inc.                                            1,100         30,514
                                                                   ------------
                                                                         48,954
                                                                   ------------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Tyco Electronics, Ltd.                                       746         26,431
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.7%
Allied Waste Industries, Inc. *                           10,600        135,150
Waste Management, Inc.                                    12,573        474,505
                                                                   ------------
                                                                        609,655
                                                                   ------------
FOOD RETAIL - 1.0%
Kroger Company                                            16,700        476,284
Safeway, Inc.                                             10,700        354,277
Supervalu, Inc.                                            2,700        105,327
                                                                   ------------
                                                                        935,888
                                                                   ------------
FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                          2,700        158,382
                                                                   ------------
GENERAL MERCHANDISE STORES - 0.8%
Big Lots, Inc. *                                          11,000        328,240
Family Dollar Stores, Inc.                                11,600        308,096
Target Corporation                                           865         54,988
                                                                   ------------
                                                                        691,324
                                                                   ------------
HEALTH CARE DISTRIBUTORS - 0.5%
AmerisourceBergen Corporation                              8,084        366,448
Cardinal Health, Inc.                                      2,100        131,313
                                                                   ------------
                                                                        497,761
                                                                   ------------
HEALTH CARE EQUIPMENT - 1.5%
Baxter International, Inc.                                 8,600        484,008
Covidien, Ltd.                                               546         22,659
Medtronic, Inc.                                           14,225        802,432
Zimmer Holdings, Inc. *                                    1,200         97,188
                                                                   ------------
                                                                      1,406,287
                                                                   ------------

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
HEALTH CARE SERVICES - 0.2%
Laboratory Corporation of America Holdings *               1,858   $    145,351
                                                                   ------------
HEALTH CARE TECHNOLOGY - 0.2%
IMS Health, Inc.                                           5,900        180,776
                                                                   ------------
HOME IMPROVEMENT RETAIL - 0.7%
Home Depot, Inc.                                           8,776        284,693
Sherwin-Williams Company                                   5,000        328,550
                                                                   ------------
                                                                        613,243
                                                                   ------------
HOTELS, RESORTS & CRUISE LINES - 0.3%
Marriott International, Inc.                               7,000        304,290
                                                                   ------------
HOUSEHOLD APPLIANCES - 0.6%
Black & Decker Corporation                                 4,200        349,860
Whirlpool Corporation                                      1,800        160,380
                                                                   ------------
                                                                        510,240
                                                                   ------------
HOUSEHOLD PRODUCTS - 1.9%
Clorox Company                                             6,200        378,138
Kimberly-Clark Corporation                                 1,100         77,286
Procter & Gamble Company                                  18,929      1,331,466
                                                                   ------------
                                                                      1,786,890
                                                                   ------------
HYPERMARKETS & SUPER CENTERS - 1.0%
Wal-Mart Stores, Inc.                                     20,513        895,392
                                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
AES Corporation *                                         12,241        245,310
TXU Corporation                                            2,080        142,417
                                                                   ------------
                                                                        387,727
                                                                   ------------
INDUSTRIAL CONGLOMERATES - 4.2%
3M Company                                                 8,376        783,826
General Electric Company                                  62,169      2,573,796
Tyco International, Ltd.                                  10,546        467,610
                                                                   ------------
                                                                      3,825,232
                                                                   ------------
INDUSTRIAL MACHINERY - 1.0%
Eaton Corporation                                          1,900        188,176
Ingersoll-Rand Company, Ltd.                               2,500        136,175
ITT Corporation                                            6,200        421,166
Parker Hannifin Corporation                                1,600        178,928
                                                                   ------------
                                                                        924,445
                                                                   ------------
INTEGRATED OIL & GAS - 8.2%
Chevron Corporation                                       18,368      1,718,878
ConocoPhillips                                            15,017      1,318,042
Exxon Mobil Corporation                                   42,241      3,909,827
Marathon Oil Corporation                                  10,400        593,008
Occidental Petroleum Corporation                             600         38,448
                                                                   ------------
                                                                      7,578,203
                                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES - 3.2%
AT&T, Inc.                                                34,382      1,454,703
CenturyTel, Inc.                                           7,700        355,894

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
Embarq Corporation                                         1,000   $     55,600
Qwest Communications International, Inc. *                22,527        206,347
Verizon Communications, Inc.                              19,242        852,036
                                                                   ------------
                                                                      2,924,580
                                                                   ------------
INTERNET RETAIL - 0.5%
Amazon.com, Inc. *                                         3,000        279,450
IAC *                                                      6,900        204,723
                                                                   ------------
                                                                        484,173
                                                                   ------------
INTERNET SOFTWARE & SERVICES - 1.3%
eBay, Inc. *                                              16,800        655,536
Google, Inc. *                                               975        553,088
                                                                   ------------
                                                                      1,208,624
                                                                   ------------
INVESTMENT BANKING & BROKERAGE - 2.2%
Charles Schwab Corporation                                 7,900        170,640
Goldman Sachs Group, Inc.                                  4,536        983,132
Lehman Brothers Holdings, Inc.                             2,500        154,325
Merrill Lynch & Company, Inc.                             10,053        716,578
                                                                   ------------
                                                                      2,024,675
                                                                   ------------
LEISURE PRODUCTS - 0.4%
Hasbro, Inc.                                              11,700        326,196
Mattel, Inc.                                               2,600         60,996
                                                                   ------------
                                                                        387,192
                                                                   ------------
LIFE & HEALTH INSURANCE - 1.5%
MetLife, Inc.                                             10,264        715,709
Prudential Financial, Inc.                                 6,700        653,786
                                                                   ------------
                                                                      1,369,495
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Applera Corporation - Applied Biosystems Group             1,100         38,104
PerkinElmer, Inc.                                            400         11,684
Thermo Fisher Scientific, Inc. *                             400         23,088
                                                                   ------------
                                                                         72,876
                                                                   ------------
MANAGED HEALTH CARE - 1.7%
Aetna, Inc.                                                3,500        189,945
Cigna Corporation                                          7,900        420,991
Humana, Inc. *                                             1,500        104,820
UnitedHealth Group, Inc.                                  12,920        625,716
WellPoint, Inc. *                                          2,984        235,497
                                                                   ------------
                                                                      1,576,969
                                                                   ------------
METAL & GLASS CONTAINERS - 0.4%
Ball Corporation                                           1,400         75,250
Pactiv Corporation *                                      11,000        315,260
                                                                   ------------
                                                                        390,510
                                                                   ------------
MOTORCYCLE MANUFACTURERS - 0.4%
Harley-Davidson, Inc.                                      8,531        394,218
                                                                   ------------
MOVIES & ENTERTAINMENT - 1.6%
News Corporation                                           1,194         26,256

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
MOVIES & ENTERTAINMENT (CONTINUED)
Time Warner, Inc.                                         35,258   $    647,337
Viacom, Inc. (Cl.B) *                                        900         35,073
Walt Disney Company                                       22,922        788,288
                                                                   ------------
                                                                      1,496,954
                                                                   ------------
MULTI-LINE INSURANCE - 1.5%
American International Group, Inc.                        13,665        924,437
Assurant, Inc.                                             7,000        374,500
Genworth Financial, Inc.                                   2,265         69,604
                                                                   ------------
                                                                      1,368,541
                                                                   ------------
MULTI-UTILITIES - 1.3%
NiSource, Inc.                                            14,400        275,616
PG&E Corporation                                           9,516        454,865
Public Service Enterprise Group, Inc.                      5,400        475,146
                                                                   ------------
                                                                      1,205,627
                                                                   ------------
OFFICE ELECTRONICS - 0.4%
Xerox Corporation *                                       19,000        329,460
                                                                   ------------
OFFICE REIT'S - 0.2%
Boston Properties, Inc.                                    2,200        228,580
                                                                   ------------
OIL & GAS DRILLING - 0.6%
ENSCO International, Inc.                                  6,900        387,090
Transocean, Inc. *                                         1,500        169,575
                                                                   ------------
                                                                        556,665
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES - 1.8%
Halliburton Company                                       13,800        529,920
National Oilwell Varco, Inc. *                             3,831        553,580
Schlumberger, Ltd.                                         5,747        603,435
                                                                   ------------
                                                                      1,686,935
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Devon Energy Corporation                                   2,400        199,680
                                                                   ------------
OIL & GAS REFINING & MARKETING - 1.0%
Sunoco, Inc.                                               5,500        389,290
Valero Energy Corporation                                  8,284        556,519
                                                                   ------------
                                                                        945,809
                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.6%
Bank of America Corporation                               29,728      1,494,426
Citigroup, Inc.                                           32,480      1,515,842
JPMorgan Chase & Company                                  30,310      1,388,804
Morgan Stanley                                            12,093        761,859
                                                                   ------------
                                                                      5,160,931
                                                                   ------------
PACKAGED FOODS & MEATS - 1.7%
ConAgra Foods, Inc.                                       15,500        405,015
Dean Foods Company                                         9,600        245,568
General Mills, Inc.                                        8,000        464,080
Hershey Company                                              300         13,923
Kraft Foods, Inc.                                          1,749         60,358

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
PACKAGED FOODS & MEATS (CONTINUED)
Tyson Foods, Inc.                                         18,600   $    332,010
                                                                   ------------
                                                                      1,520,954
                                                                   ------------
PAPER PRODUCTS - 0.5%
International Paper Company                               12,000        430,440
                                                                   ------------
PERSONAL PRODUCTS - 0.0%
Estee Lauder Companies, Inc.                                 500         21,230
                                                                   ------------
PHARMACEUTICALS - 6.0%
Abbott Laboratories                                        4,347        233,086
Bristol-Myers Squibb Company                               3,475        100,150
Eli Lilly & Company                                        1,771        100,823
Forest Laboratories, Inc. *                               10,700        399,003
Johnson & Johnson                                         23,483      1,542,833
King Pharmaceuticals, Inc. *                              20,100        235,572
Merck & Company, Inc.                                      8,876        458,800
Pfizer, Inc.                                              61,438      1,500,930
Schering-Plough Corporation                               20,882        660,498
Watson Pharmaceuticals, Inc. *                             2,000         64,800
Wyeth                                                      5,255        234,110
                                                                   ------------
                                                                      5,530,605
                                                                   ------------
PROPERTY & CASUALTY INSURANCE - 1.9%
Allstate Corporation                                       9,565        547,022
AMBAC Financial Group, Inc.                                3,900        245,349
Chubb Corporation                                          4,900        262,836
Safeco Corporation                                         6,000        367,320
Travelers Companies, Inc.                                  5,981        301,084
                                                                   ------------
                                                                      1,723,611
                                                                   ------------
PUBLISHING - 0.5%
McGraw-Hill Companies, Inc.                                7,200        366,552
Meredith Corporation                                       1,100         63,030
                                                                   ------------
                                                                        429,582
                                                                   ------------
RAILROADS - 0.5%
Norfolk Southern Corporation                               7,400        384,134
Union Pacific Corporation                                    745         84,230
                                                                   ------------
                                                                        468,364
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CB Richard Ellis Group, Inc. *                             1,600         44,544
                                                                   ------------
REGIONAL BANKS - 1.4%
Keycorp                                                   10,265        331,867
M&T Bank Corporation                                         600         62,070
National City Corporation                                    400         10,036
Regions Financial Corporation                             12,200        359,656
SunTrust Banks, Inc.                                       6,600        499,422
                                                                   ------------
                                                                      1,263,051
                                                                   ------------
RESIDENTIAL REIT'S - 0.3%
Apartment Investment & Management Company                  5,600        252,728
                                                                   ------------

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
RESTAURANTS - 1.0%
Darden Restaurants, Inc.                                   8,489   $    355,350
McDonald's Corporation                                    10,275        559,679
                                                                   ------------
                                                                        915,029
                                                                   ------------
RETAIL REIT'S - 0.3%
General Growth Properties, Inc.                              400         21,448
Simon Property Group, Inc.                                 2,958        295,800
                                                                   ------------
                                                                        317,248
                                                                   ------------
SEMICONDUCTOR EQUIPMENT - 0.9%
Applied Materials, Inc.                                   24,707        511,435
MEMC Electronic Materials, Inc. *                            700         41,202
Novellus Systems, Inc. *                                   9,000        245,340
                                                                   ------------
                                                                        797,977
                                                                   ------------
SEMICONDUCTORS - 2.0%
Intel Corporation                                         36,991        956,587
National Semiconductor Corporation                         5,000        135,600
Texas Instruments, Inc.                                   18,794        687,673
Xilinx, Inc.                                               4,000        104,560
                                                                   ------------
                                                                      1,884,420
                                                                   ------------
SOFT DRINKS - 1.4%
Coca-Cola Company                                          7,534        432,979
Coca-Cola Enterprises, Inc.                               11,000        266,420
PepsiCo, Inc.                                              8,447        618,827
                                                                   ------------
                                                                      1,318,226
                                                                   ------------
SPECIALIZED FINANCE - 0.2%
CIT Group, Inc.                                            3,900        156,780
                                                                   ------------
SPECIALIZED REIT'S - 0.1%
Host Hotels & Resorts, Inc.                                3,600         80,784
Plum Creek Timber Company, Inc.                              500         22,380
                                                                   ------------
                                                                        103,164
                                                                   ------------
SPECIALTY STORES - 0.0%
Staples, Inc.                                              1,000         21,490
                                                                   ------------
STEEL - 0.7%
Nucor Corporation                                          4,911        292,057
United States Steel Corporation                            3,700        391,978
                                                                   ------------
                                                                        684,035
                                                                   ------------
SYSTEMS SOFTWARE - 3.2%
BMC Software, Inc. *                                      12,408        387,502
CA, Inc.                                                   3,900        100,308
Microsoft Corporation                                     68,250      2,010,645
Novell, Inc. *                                             4,500         34,380
Oracle Corporation *                                      21,029        455,278
                                                                   ------------
                                                                      2,988,113
                                                                   ------------
THRIFTS & MORTGAGE FINANCE - 1.0%
Countrywide Financial Corporation                          1,900         36,119
Federal National Mortgage Association                      3,369        204,869
MGIC Investment Corporation                                4,808        155,347

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
THRIFTS & MORTGAGE FINANCE (CONTINUED)
Washington Mutual, Inc.                                   14,959   $    528,202
                                                                   ------------
                                                                        924,537
                                                                   ------------
TOBACCO - 1.5%
Altria Group, Inc.                                        18,100      1,258,493
UST, Inc.                                                  2,100        104,160
                                                                   ------------
                                                                      1,362,653
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
W.W. Grainger, Inc.                                        3,000        273,570
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Alltel Corporation                                         2,300        160,264
Sprint Nextel Corporation                                  7,354        139,726
                                                                   ------------
                                                                        299,990
                                                                   ------------
TOTAL COMMON STOCK (Cost $83,652,371)                              $ 92,131,591
                                                                   ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ---------   ------------
SHORT TERM INVESTMENTS - 0.1%
U.S. Treasury Bill, 4.865%, 1/17/2008                  $ 100,000   $     98,879
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $98,605)                        $     98,879
                                                                   ------------
TOTAL INVESTMENTS (SBL H FUND)                                     $ 92,230,470
(COST $83,750,976) - 100.1%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                          (93,739)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 92,136,731
                                                                   ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $85,321,094.

*    - Non-income producing security

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
September 30, 2007 (Unaudited)

                                                       SHARES          VALUE
                                                    ------------   -------------
COMMON STOCK - 91.1%
AEROSPACE & DEFENSE - 1.3%
Argon ST, Inc. *                                         185,850   $  3,679,830
                                                                   ------------
APPAREL RETAIL - 1.0%
Chico's FAS, Inc. *                                       83,000      1,166,150
Collective Brands, Inc. *                                 79,000      1,742,740
                                                                   ------------
                                                                      2,908,890
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY
GOODS - 0.8%
Maidenform Brands, Inc. *                                148,000      2,350,240
                                                                   ------------
APPLICATION SOFTWARE - 0.6%
TIBCO Software, Inc. *                                   240,000      1,773,600
                                                                   ------------
ASSET MANAGEMENT & CUSTODY
BANKS - 2.9%
Northern Trust Corporation                               129,700      8,595,219
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.4%
HydroGen Corporation * (1)                               435,324      1,305,972
                                                                   ------------
AUTOMOTIVE RETAIL - 0.3%
O'Reilly Automotive, Inc. *                               26,900        898,729
                                                                   ------------
BIOTECHNOLOGY - 4.7%
Combinatorx, Inc. *                                      316,200      1,954,116
Human Genome Sciences, Inc. *                            312,700      3,217,683
Incyte Corporation *                                     598,400      4,278,560
Iomai Corporation *                                      344,600        654,740
Isis Pharmaceuticals, Inc. *                             157,600      2,359,272
Zymogenetics, Inc. *                                     102,600      1,338,930
                                                                   ------------
                                                                     13,803,301
                                                                   ------------
BROADCASTING & CABLE TV - 1.5%
Salem Communications Corporation                         311,700      2,493,600
WorldSpace, Inc. *                                       508,800      2,025,024
                                                                   ------------
                                                                      4,518,624
                                                                   ------------
COAL & CONSUMABLE FUELS - 4.3%
Arch Coal, Inc.                                           88,200      2,975,868
Evergreen Energy, Inc. *                               1,912,500      9,753,750
                                                                   ------------
                                                                     12,729,618
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 3.6%
Finisar Corporation *                                    944,500      2,644,600
PC-Tel, Inc. * (1)                                       560,500      4,254,195
Symmetricom, Inc. *                                      751,700      3,532,990
                                                                   ------------
                                                                     10,431,785
                                                                   ------------
CONSTRUCTION & ENGINEERING - 2.4%
Insituform Technologies, Inc. *                          306,600      4,669,518
Shaw Group, Inc. *                                        40,400      2,347,240
                                                                   ------------
                                                                      7,016,758
                                                                   ------------
CONSUMER FINANCE - 2.4%
First Marblehead Corporation                             187,300      7,104,289
                                                                   ------------

                                                       SHARES          VALUE
                                                    ------------   -------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES - 1.6%
Euronet Worldwide, Inc. *                                157,000   $  4,673,890
                                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 1.5%
ChoicePoint, Inc. *                                       15,500        587,760
Navigant Consulting, Inc. *                              292,600      3,704,316
                                                                   ------------
                                                                      4,292,076
                                                                   ------------
ELECTRICAL COMPONENTS &
EQUIPMENT - 9.8%
Brady Corporation                                         46,000      1,650,480
Lime Energy Company * (1)                                141,900        231,297
Power-One, Inc. *                                      2,351,400     11,992,140
Roper Industries, Inc.                                   172,000     11,266,000
UQM Technologies, Inc. * (1)                             962,672      3,561,887
                                                                   ------------
                                                                     28,701,804
                                                                   ------------
ELECTRONIC MANUFACTURING
SERVICES - 2.3%
Maxwell Technologies, Inc. *                             582,700      6,776,801
                                                                   ------------
EXCHANGE TRADED FUNDS - 4.5%
iShares Russell 2000 Growth Index Fund                    60,000      5,140,800
iShares S&P MidCap 400 Growth Index Fund                  90,000      8,155,800
                                                                   ------------
                                                                     13,296,600
                                                                   ------------
GAS UTILITIES - 1.6%
Questar Corporation                                       92,000      4,832,760
                                                                   ------------
HEALTH CARE DISTRIBUTORS - 1.0%
Henry Schein, Inc. *                                      46,300      2,816,892
                                                                   ------------
HEALTH CARE EQUIPMENT - 0.8%
Orthovita, Inc. *                                        800,000      2,424,000
                                                                   ------------
HEALTH CARE FACILITIES - 0.9%
US Physical Therapy, Inc. *                              171,500      2,538,200
                                                                   ------------
HEALTH CARE SERVICES - 2.6%
Hythiam, Inc. *                                          216,400      1,610,016
Providence Service Corporation *                         203,000      5,960,080
                                                                   ------------
                                                                      7,570,096
                                                                   ------------
HEALTH CARE SUPPLIES - 1.6%
Dentsply International, Inc.                              77,000      3,206,280
Regeneration Technologies, Inc. *                        151,000      1,618,720
                                                                   ------------
                                                                      4,825,000
                                                                   ------------
HEAVY ELECTRICAL EQUIPMENT - 0.3%
Plug Power, Inc. *                                       259,600        804,760
                                                                   ------------
HUMAN RESOURCE & EMPLOYMENT
SERVICES - 0.5%
Administaff, Inc.                                         37,900      1,375,770
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
September 30, 2007 (Unaudited) - continued

                                                       SHARES          VALUE
                                                    ------------   -------------
COMMON STOCK (CONTINUED)
INDUSTRIAL MACHINERY - 1.5%
Basin Water, Inc. *                                      317,800   $  3,759,574
Donaldson Company, Inc.                                   18,400        768,384
                                                                   ------------
                                                                      4,527,958
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Millipore Corporation *                                   13,200      1,000,560
                                                                   ------------
MARINE PORTS & SERVICES - 0.1%
Aegean Marine Petroleum Network, Inc.                      6,000        217,560
                                                                   ------------
METAL & GLASS CONTAINERS - 1.4%
Pactiv Corporation *                                     146,000      4,184,360
                                                                   ------------
MULTI-LINE INSURANCE - 0.5%
Assurant, Inc.                                            27,700      1,481,950
                                                                   ------------
MULTI-UTILITIES - 1.0%
Alliant Energy Corporation                                80,000      3,065,600
                                                                   ------------
OIL & GAS DRILLING - 3.5%
ENSCO International, Inc.                                 27,000      1,514,700
Helmerich & Payne, Inc.                                  270,600      8,883,798
                                                                   ------------
                                                                     10,398,498
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES - 1.7%
BJ Services Company                                      143,000      3,796,650
Superior Energy Services, Inc. *                          31,300      1,109,272
                                                                   ------------
                                                                      4,905,922
                                                                   ------------
OIL & GAS REFINING & MARKETING - 3.7%
Nova Biosource Fuels, Inc. *                             716,200      2,012,522
Rentech, Inc. *                                        3,632,000      7,845,120
Syntroleum Corporation *                                 527,000        990,760
                                                                   ------------
                                                                     10,848,402
                                                                   ------------
OIL & GAS STORAGE &
TRANSPORTATION - 1.9%
Williams Companies, Inc.                                 162,000      5,517,720
                                                                   ------------
PACKAGED FOODS & MEATS - 4.2%
Hormel Foods Corporation                                 201,000      7,191,780
Smithfield Foods, Inc. *                                 164,000      5,166,000
                                                                   ------------
                                                                     12,357,780
                                                                   ------------
PHARMACEUTICALS - 0.3%
Artes Medical, Inc. *                                     16,100         63,756
Mylan Laboratories, Inc.                                  53,300        850,668
                                                                   ------------
                                                                        914,424
                                                                   ------------
RAILROADS - 0.5%
Kansas City Southern *                                    42,300      1,360,791
                                                                   ------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.6%
Forest City Enterprises, Inc.                             15,300        843,948
Jones Lang LaSalle, Inc.                                   8,000        822,080
                                                                   ------------
                                                                      1,666,028
                                                                   ------------

                                                       SHARES          VALUE
                                                    ------------   -------------
COMMON STOCK (CONTINUED)
REGIONAL BANKS - 1.4%
Boston Private Financial Holdings, Inc.                  145,600   $  4,053,504
                                                                   ------------
RESIDENTIAL REIT'S - 0.2%
UDR, Inc.                                                 29,500        717,440
                                                                   ------------
RETAIL REIT'S - 1.2%
Macerich Company                                          40,000      3,503,200
                                                                   ------------
SEMICONDUCTORS - 7.9%
Applied Micro Circuits Corporation *                   1,765,000      5,577,400
IXYS Corporation *                                     1,057,400     11,028,682
Mindspeed Technologies, Inc. *                         2,613,700      4,338,742
QuickLogic Corporation * (1)                             689,150      2,246,629
                                                                   ------------
                                                                     23,191,453
                                                                   ------------
SPECIALIZED REIT'S - 0.3%
Ventas, Inc.                                              18,700        774,180
                                                                   ------------
SPECIALTY STORES - 0.7%
PetSmart, Inc.                                            66,800      2,130,920
                                                                   ------------
SYSTEMS SOFTWARE - 1.5%
Progress Software Corporation *                          150,000      4,545,000
                                                                   ------------
THRIFTS & MORTGAGE FINANCE - 1.5%
Clayton Holdings, Inc. *                                 534,300      4,279,743
                                                                   ------------
TOTAL COMMON STOCK (Cost $262,411,825)                             $267,688,497
                                                                   ------------
PREFERRED STOCK - 0.3%
ENVIRONMENTAL & FACILITIES
SERVICES - 0.3%
ThermoEnergy Corporation
   PIPE * (1)(2)(3)                                    1,380,000        710,700
                                                                   ------------
TOTAL PREFERRED STOCK (Cost $1,302,103)                            $    710,700
                                                                   ------------
WARRANTS - 0.3%
WARRANTS - 0.3%
Lime Energy Company
   $1.00, 3/19/2009 (1)                                   43,050         41,964
Nova Biosource Fuels, Inc.
   $2.40, 7/5/2011                                       358,100        603,366
Orthovita, Inc.
   $4.00, 6/26/2008                                      175,000         20,336
Syntroleum Corporation
   $7.60, 5/26/2008                                       29,100         11,349
ThermoEnergy Corporation
   $0.75, 7/14/2008 (1)(2)                             1,380,000        135,516
                                                                   ------------
                                                                        812,531
                                                                   ------------
TOTAL WARRANTS (Cost $1,574,244)                                   $    812,531
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
September 30, 2007 (Unaudited) - continued

                                                      PRINCIPAL
                                                       AMOUNTS         VALUE
                                                    ------------   -------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 2.0%
Federal Home Loan Bank
   4.55% - 2007                                     $  2,500,000   $  2,499,368
   4.70% - 2007                                        1,500,000      1,499,804
Federal Home Loan Mortgage Corporation
   4.72% - 2007                                        2,000,000      2,000,000
                                                                   ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES
   (Cost $5,999,172)                                               $  5,999,172
                                                                   ------------
COMMERCIAL PAPER - 6.8%
BANKING - 2.1%
Bank of America
   4.80%, 10/5/2007                                    2,300,000      2,298,773
UBS Finance (DE) LLC
   4.65%, 10/2/2007                                    1,000,000        999,868
   5.00%, 10/16/2007                                   1,179,000      1,176,544
   5.00%, 10/18/2007                                   1,600,000      1,596,222
                                                                   ------------
                                                                      6,071,407
                                                                   ------------
ELECTRIC - 0.5%
Florida Power & Light Company
   4.77%, 10/11/2007                                   1,500,000      1,498,012
                                                                   ------------
FINANCIAL COMPANIES - CAPTIVE - 3.3%
General Electric Capital Corporation
   4.65%, 10/4/2007                                    1,600,000      1,599,387
   4.65%, 10/10/2007                                   2,600,000      2,596,978
   4.70%, 10/12/2007                                   1,500,000      1,497,846
   4.71%, 10/15/2007                                   1,200,000      1,197,802
International Lease Finance Company
   4.75%, 10/3/2007                                    1,000,000        999,736
   4.75%, 10/4/2007                                    1,800,000      1,799,287
                                                                   ------------
                                                                      9,691,036
                                                                   ------------
NON U.S. BANKING - 0.9%
Societe Generale
   4.84%, 10/1/2007                                    1,000,000      1,000,000
   4.90%, 10/9/2007                                    1,800,000      1,798,040
                                                                   ------------
                                                                      2,798,040
                                                                   ------------
TOTAL COMMERCIAL PAPER (Cost $20,058,495)                          $ 20,058,495
                                                                   ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.53%,
   dated 9/28/07, matures 10/01/07;
   repurchase amount $294,111
   (Collateralized by U.S. Treasury Note,
   4.50%, 2/15/09 with a value of $300,679)         $    294,000   $    294,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENT (Cost $294,000)                         $    294,000
                                                                   ------------
TOTAL INVESTMENTS (SBL J FUND)                                     $295,563,395
(COST $291,639,839) - 100.6%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                       (1,756,832)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $293,806,563
                                                                   ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $291,645,469.

*   - Non-income producing security

1   - Security is deemed illiquid. See Note 6 in notes to financial statements.

2   - Security is restricted from resale. See Note 4 in notes to financial statements.

3   - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited)

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK - 54.4%
ADVERTISING - 0.2%
Lamar Advertising Company                                  2,150   $    105,285
Omnicom Group, Inc.                                        1,900         91,371
                                                                   ------------
                                                                        196,656
                                                                   ------------
AEROSPACE & DEFENSE - 1.6%
Boeing Company                                             3,290        345,417
DRS Technologies, Inc.                                       105          5,787
General Dynamics Corporation                               5,400        456,138
Honeywell International, Inc.                              1,200         71,364
Lockheed Martin Corporation                                  900         97,641
MTC Technologies, Inc. *                                     400          7,724
Precision Castparts Corporation                              400         59,192
Raytheon Company                                           3,300        210,606
Rockwell Collins, Inc.                                     1,600        116,864
Teledyne Technologies, Inc. *                                300         16,017
Triumph Group, Inc.                                          300         24,513
United Technologies Corporation                            5,310        427,349
                                                                   ------------
                                                                      1,838,612
                                                                   ------------
AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company                             1,700         56,236
Bunge, Ltd.                                                  400         42,980
                                                                   ------------
                                                                         99,216
                                                                   ------------
AIR FREIGHT & LOGISTICS - 0.3%
CH Robinson Worldwide, Inc.                                  700         38,003
Expeditors International Washington, Inc.                  3,130        148,049
United Parcel Service, Inc. (Cl.B)                         1,800        135,180
UTi Worldwide, Inc.                                          900         20,682
                                                                   ------------
                                                                        341,914
                                                                   ------------
AIRLINES - 0.2%
AMR Corporation *                                            400          8,916
Gol Linhas Aereas Inteligentes S.A. ADR                    1,500         36,000
Republic Airways Holdings, Inc. *                            700         14,819
Skywest, Inc.                                                400         10,068
Southwest Airlines Company                                11,300        167,240
                                                                   ------------
                                                                        237,043
                                                                   ------------
ALTERNATIVE CARRIERS - 0.0%
Level 3 Communications, Inc. *                             4,400         20,460
                                                                   ------------
APPAREL RETAIL - 0.2%
American Eagle Outfitters, Inc.                              400         10,524
Chico's FAS, Inc. *                                          600          8,430
HOT Topic, Inc. *                                            500          3,730
Pacific Sunwear of California *                              500          7,400
Ross Stores, Inc.                                          3,000         76,920
TJX Companies, Inc.                                        5,700        165,699
                                                                   ------------
                                                                        272,703
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Coach, Inc. *                                              3,100        146,537
Fossil, Inc. *                                               400         14,944

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
APPAREL, ACCESSORIES & LUXURY GOODS (CONTINUED)
Quiksilver, Inc. *                                           600   $      8,580
                                                                   ------------
                                                                        170,061
                                                                   ------------
APPLICATION SOFTWARE - 0.3%
Autodesk, Inc. *                                           1,900         94,943
Cadence Design Systems, Inc. *                               500         11,095
Factset Research Systems, Inc.                               220         15,081
Fair Isaac Corporation                                       515         18,597
Intuit, Inc. *                                             5,700        172,710
Jack Henry & Associates, Inc.                                300          7,758
NAVTEQ Corporation *                                         300         23,391
Taleo Corporation *                                          900         22,869
                                                                   ------------
                                                                        366,444
                                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Affiliated Managers Group, Inc. *                             50          6,376
Ameriprise Financial, Inc.                                   540         34,079
Bank of New York Mellon Corporation                        5,500        242,770
Eaton Vance Corporation                                      500         19,980
Federated Investors, Inc.                                  2,100         83,370
Franklin Resources, Inc.                                     800        102,000
Legg Mason, Inc.                                             300         25,287
Northern Trust Corporation                                 1,300         86,151
State Street Corporation                                   3,100        211,296
                                                                   ------------
                                                                        811,309
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.1%
Gentex Corporation                                           600         12,864
Johnson Controls, Inc.                                       700         82,677
                                                                   ------------
                                                                         95,541
                                                                   ------------
AUTOMOBILE MANUFACTURERS - 0.1%
Ford Motor Company *                                      14,100        119,709
Winnebago Industries                                         200          4,776
                                                                   ------------
                                                                        124,485
                                                                   ------------
AUTOMOTIVE RETAIL - 0.0%
Carmax, Inc. *                                               600         12,198
                                                                   ------------
BIOTECHNOLOGY - 0.8%
Alkermes, Inc. *                                             800         14,720
Amgen, Inc. *                                              5,010        283,416
Celgene Corporation *                                      1,800        128,358
Cephalon, Inc. *                                             845         61,736
Genentech, Inc. *                                          1,120         87,382
Genzyme Corporation *                                        500         30,980
Gilead Sciences, Inc. *                                    5,800        237,046
Martek Biosciences Corporation *                             300          8,709
Neurocrine Biosciences, Inc. *                               400          4,000
Senomyx, Inc. *                                            1,100         13,475
                                                                   ------------
                                                                        869,822
                                                                   ------------
BREWERS - 0.3%
Anheuser-Busch Companies, Inc.                             4,900        244,951

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
BREWERS (CONTINUED)
Boston Beer Company, Inc. *                                  400   $     19,464
Compania Cervecerias Unidas S.A. ADR                         700         26,950
                                                                   ------------
                                                                        291,365
                                                                   ------------
BROADCASTING & CABLE TV - 0.5%
Cablevision Systems Corporation *                          2,500         87,350
Cox Radio, Inc. *                                            800         10,440
Discovery Holding Company *                                  866         24,984
EchoStar Communications Corporation *                      2,100         98,301
EW Scripps Company                                         1,500         63,000
Liberty Global, Inc. *                                       775         31,791
Radio One, Inc. (Cl.D) *                                   1,000          3,730
Shaw Communications, Inc. (Cl.B)                           4,800        119,232
Sirius Satellite Radio, Inc. *                             4,400         15,356
Time Warner Cable, Inc. *                                  4,700        153,737
                                                                   ------------
                                                                        607,921
                                                                   ------------
BUILDING PRODUCTS - 0.1%
Masco Corporation                                          2,700         62,559
Universal Forest Products, Inc.                              200          5,980
USG Corporation *                                            300         11,265
                                                                   ------------
                                                                         79,804
                                                                   ------------
CASINOS & GAMING - 0.4%
International Game Technology                              6,400        275,840
Las Vegas Sands Corporation *                                260         34,689
MGM Mirage *                                               1,280        114,483
Shuffle Master, Inc. *                                       300          4,485
Station Casinos, Inc.                                        280         24,495
Wynn Resorts, Ltd.                                           240         37,814
                                                                   ------------
                                                                        491,806
                                                                   ------------
COAL & CONSUMABLE FUELS - 0.2%
Consol Energy, Inc.                                        3,500        163,100
Peabody Energy Corporation                                 2,300        110,101
                                                                   ------------
                                                                        273,201
                                                                   ------------
COMMODITY CHEMICALS - 0.0%
Lyondell Chemical Company                                    600         27,810
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 1.6%
Alcatel-Lucent ADR                                        12,672        129,001
Blue Coat Systems, Inc. *                                    400         31,504
Cisco Systems, Inc. *                                     19,900        658,889
Corning, Inc.                                              9,900        244,035
F5 Networks, Inc. *                                          700         26,033
JDS Uniphase Corporation *                                 2,700         40,392
Juniper Networks, Inc. *                                   6,200        226,982
Motorola, Inc.                                            12,100        224,213
Polycom, Inc. *                                              500         13,430
Qualcomm, Inc.                                             6,000        253,560
                                                                   ------------
                                                                      1,848,039
                                                                   ------------

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
COMPUTER & ELECTRONICS RETAIL - 0.0%
Best Buy Company, Inc.                                       525   $     24,160
                                                                   ------------
COMPUTER HARDWARE - 1.8%
Apple, Inc. *                                              2,300        353,142
Avid Technology, Inc. *                                      600         16,248
Dell, Inc. *                                              18,700        516,120
Hewlett-Packard Company                                   12,500        622,375
International Business Machines Corporation                2,920        343,976
Sun Microsystems, Inc. *                                  40,900        229,449
                                                                   ------------
                                                                      2,081,310
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation *                                         10,300        214,240
Network Appliance, Inc. *                                  3,800        102,258
Rackable Systems, Inc. *                                     300          3,891
Seagate Technology                                         3,000         76,740
                                                                   ------------
                                                                        397,129
                                                                   ------------
CONSTRUCTION & ENGINEERING - 0.1%
Fluor Corporation                                            400         57,592
Foster Wheeler, Ltd. *                                       700         91,896
Insituform Technologies, Inc. *                              500          7,615
                                                                   ------------
                                                                        157,103
                                                                   ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.2%
Caterpillar, Inc.                                          1,200         94,116
Deere & Company                                              400         59,368
Joy Global, Inc.                                           1,200         61,032
Navistar International Corporation *                         400         24,560
Oshkosh Truck Corporation                                    540         33,464
                                                                   ------------
                                                                        272,540
                                                                   ------------
CONSUMER ELECTRONICS - 0.0%
Harman International Industries, Inc.                        600         51,912
                                                                   ------------
CONSUMER FINANCE - 0.5%
American Express Company                                   5,300        314,661
Capital One Financial Corporation                          2,600        172,718
Discover Financial Services                                3,000         62,400
                                                                   ------------
                                                                        549,779
                                                                   ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
Automatic Data Processing, Inc.                            4,100        188,313
Computer Sciences Corporation *                              600         33,540
DST Systems, Inc. *                                          400         34,324
Electronic Data Systems Corporation                        3,200         69,888
Global Cash Access Holdings, Inc. *                          300          3,177
Global Payments, Inc.                                        300         13,266
Heartland Payment Systems, Inc.                              300          7,710
Iron Mountain, Inc. *                                      1,025         31,242

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Mastercard, Inc.                                             100   $     14,797
Western Union Company                                      3,900         81,783
                                                                   ------------
                                                                        478,040
                                                                   ------------
DEPARTMENT STORES - 0.4%
Kohl's Corporation *                                       6,770        388,124
Lotte Shopping Company, Ltd. GDR (1)(2)(3)                 1,200         25,570
                                                                   ------------
                                                                        413,694
                                                                   ------------
DIVERSIFIED BANKS - 1.0%
U.S. Bancorp                                               9,800        318,794
Wachovia Corporation                                       4,700        235,705
Wells Fargo & Company                                     17,240        614,089
                                                                   ------------
                                                                      1,168,588
                                                                   ------------
DIVERSIFIED CHEMICALS - 0.3%
Cabot Corporation                                            330         11,725
Dow Chemical Company                                       2,800        120,568
E.I. Du Pont de Nemours & Company                          3,151        156,163
                                                                   ------------
                                                                        288,456
                                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
Advisory Board Company *                                     300         17,541
ChoicePoint, Inc. *                                          166          6,295
Corporate Executive Board Company                            370         27,469
Navigant Consulting, Inc. *                                  300          3,798
                                                                   ------------
                                                                         55,103
                                                                   ------------
DIVERSIFIED METALS & MINING - 0.4%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                2,869        300,929
Rio Tinto plc ADR                                            200         68,680
Teck Cominco, Ltd. (Cl.B)                                  1,500         71,565
                                                                   ------------
                                                                        441,174
                                                                   ------------
DRUG RETAIL - 0.4%
CVS Caremark Corporation                                   9,368        371,254
Rite Aid Corporation *                                     2,700         12,474
Walgreen Company                                           1,800         85,032
                                                                   ------------
                                                                        468,760
                                                                   ------------
EDUCATION SERVICES - 0.0%
Apollo Group, Inc. *                                         400         24,060
Corinthian Colleges, Inc. *                                  600          9,546
                                                                   ------------
                                                                         33,606
                                                                   ------------
ELECTRIC UTILITIES - 1.0%
American Electric Power Company, Inc.                      1,400         64,512
Edison International                                       2,600        144,170
El Paso Electric Company *                                   300          6,939
Entergy Corporation                                        1,900        205,751
Exelon Corporation                                         4,360        328,570

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
FirstEnergy Corporation                                      800   $     50,672
Great Plains Energy, Inc.                                    800         23,048
PPL Corporation                                            3,200        148,160
Reliant Energy, Inc. *                                     4,700        120,320
                                                                   ------------
                                                                      1,092,142
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
Belden, Inc.                                                 380         17,826
                                                                   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc. *                               1,900         70,072
AVX Corporation                                              800         12,880
Flir Systems, Inc. *                                         600         33,234
                                                                   ------------
                                                                        116,186
                                                                   ------------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Cyberoptics Corporation *                                    700          8,610
Plexus Corporation *                                         500         13,700
TTM Technologies, Inc. *                                   1,200         13,884
Tyco Electronics, Ltd.                                     5,575        197,522
                                                                   ------------
                                                                        233,716
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
Allied Waste Industries, Inc. *                           13,300        169,575
Republic Services, Inc.                                    2,800         91,588
Waste Connections, Inc. *                                    300          9,528
                                                                   ------------
                                                                        270,691
                                                                   ------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                           2,000        171,480
Mosaic Company *                                             700         37,464
                                                                   ------------
                                                                        208,944
                                                                   ------------
FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company *                             300          9,039
SYSCO Corporation                                          3,900        138,801
United Natural Foods, Inc. *                                 400         10,888
                                                                   ------------
                                                                        158,728
                                                                   ------------
FOOD RETAIL - 0.1%
Kroger Company                                             2,100         59,892
Whole Foods Market, Inc.                                     900         44,064
                                                                   ------------
                                                                        103,956
                                                                   ------------
FOOTWEAR - 0.0%
Nike, Inc. (Cl.B)                                            880         51,621
                                                                   ------------
FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                       1,000         72,300
                                                                   ------------
GAS UTILITIES - 0.1%
National Fuel Gas Company                                    800         37,448

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCK (CONTINUED)
GAS UTILITIES (CONTINUED)
WGL Holdings, Inc.                                              600   $   20,334
                                                                      ----------
                                                                          57,782
                                                                      ----------
GENERAL MERCHANDISE STORES - 0.3%
Dollar Tree Stores, Inc. *                                      200        8,108
Target Corporation                                            4,900      311,493
                                                                      ----------
                                                                         319,601
                                                                      ----------
GOLD - 0.0%
Barrick Gold Corporation                                        800       32,224
                                                                      ----------
HEALTH CARE DISTRIBUTORS - 0.2%
Cardinal Health, Inc.                                         2,800      175,084
McKesson Corporation                                          1,200       70,548
                                                                      ----------
                                                                         245,632
                                                                      ----------
HEALTH CARE EQUIPMENT - 1.0%
Aspect Medical Systems, Inc. *                                  500        6,785
Baxter International, Inc.                                    1,200       67,536
Becton Dickinson & Company                                    1,400      114,870
Covidien, Ltd.                                                4,975      206,462
CR Bard, Inc.                                                   800       70,552
Cytyc Corporation *                                             700       33,355
Edwards Lifesciences Corporation *                              260       12,821
Medtronic, Inc.                                               6,400      361,024
Resmed, Inc. *                                                  100        4,287
Respironics, Inc. *                                             140        6,724
St. Jude Medical, Inc. *                                      3,200      141,024
STERIS Corporation                                              700       19,131
Stryker Corporation                                           1,200       82,512
Thoratec Corporation *                                          500       10,345
Zimmer Holdings, Inc. *                                         600       48,594
                                                                      ----------
                                                                       1,186,022
                                                                      ----------
HEALTH CARE FACILITIES - 0.0%
Community Health Systems, Inc. *                                400       12,576
LifePoint Hospitals, Inc. *                                     200        6,002
                                                                      ----------
                                                                          18,578
                                                                      ----------
HEALTH CARE SERVICES - 0.2%
DaVita, Inc. *                                                  280       17,691
Laboratory Corporation of America Holdings *                  1,400      109,522
Medco Health Solutions, Inc. *                                  900       81,351
Omnicare, Inc.                                                  410       13,583
                                                                      ----------
                                                                         222,147
                                                                      ----------
HEALTH CARE SUPPLIES - 0.1%
Alcon, Inc.                                                     600       86,352
Dentsply International, Inc.                                    500       20,820
Merit Medical Systems, Inc. *                                 1,000       12,980
                                                                      ----------
                                                                         120,152
                                                                      ----------
HEALTH CARE TECHNOLOGY - 0.0%
Computer Programs & Systems,Inc.                                700       18,452
                                                                      ----------

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCK (CONTINUED)
HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc. *                                              933   $   20,143
Electronic Arts, Inc. *                                       1,100       61,589
                                                                      ----------
                                                                          81,732
                                                                      ----------
HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc. *                                       160       13,008
                                                                      ----------
HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc.                                              9,850      319,534
Lowe's Companies, Inc.                                        7,400      207,348
Sherwin-Williams Company                                        500       32,855
                                                                      ----------
                                                                         559,737
                                                                      ----------
HOMEBUILDING - 0.2%
DR Horton, Inc.                                               3,100       39,711
KB Home                                                       2,500       62,650
Lennar Corporation                                            2,400       54,360
Meritage Homes Corporation *                                    150        2,118
Toll Brothers, Inc. *                                           500        9,995
                                                                      ----------
                                                                         168,834
                                                                      ----------
HOMEFURNISHING RETAIL - 0.3%
Bed Bath & Beyond, Inc. *                                     8,200      279,784
Cost Plus, Inc. *                                               800        3,216
Williams-Sonoma, Inc.                                           300        9,786
                                                                      ----------
                                                                         292,786
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 0.3%
Carnival Corporation                                          1,100       53,273
Hilton Hotels Corporation                                       500       23,245
Marriott International, Inc.                                  4,600      199,962
Wyndham Worldwide Corporation                                 1,300       42,588
                                                                      ----------
                                                                         319,068
                                                                      ----------
HOUSEHOLD PRODUCTS - 1.3%
Clorox Company                                                2,300      140,277
Colgate-Palmolive Company                                     1,900      135,508
Kimberly-Clark Corporation                                    1,600      112,416
Procter & Gamble Company                                     15,315    1,077,257
                                                                      ----------
                                                                       1,465,458
                                                                      ----------
HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc.                                            400       32,596
Newell Rubbermaid, Inc.                                       2,300       66,286
                                                                      ----------
                                                                          98,882
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.2%
Manpower, Inc.                                                  200       12,870
Monster Worldwide, Inc. *                                     3,700      126,022
Robert Half International, Inc.                               1,200       35,832
                                                                      ----------
                                                                         174,724
                                                                      ----------
HYPERMARKETS & SUPER CENTERS - 0.6%
Costco Wholesale Corporation                                  2,200      135,014
Wal-Mart Stores, Inc.                                        11,400      497,610
                                                                      ----------
                                                                         632,624
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCK (CONTINUED)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
AES Corporation *                                            10,000   $  200,400
Constellation Energy Group, Inc.                                800       68,632
Dynegy, Inc. *                                               11,114      102,693
Mirant Corporation *                                            620       25,222
NRG Energy, Inc. *                                            2,200       93,038
                                                                      ----------
                                                                         489,985
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 1.9%
3M Company                                                    3,300      308,814
General Electric Company                                     37,600    1,556,640
McDermott International, Inc. *                               1,500       81,120
Tyco International, Ltd.                                      5,475      242,761
                                                                      ----------
                                                                       2,189,335
                                                                      ----------
INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc.                                1,200      117,312
Praxair, Inc.                                                 1,700      142,392
                                                                      ----------
                                                                         259,704
                                                                      ----------
INDUSTRIAL MACHINERY - 1.0%
Actuant Corporation                                             590       38,332
Briggs & Stratton Corporation                                   300        7,554
Danaher Corporation                                           5,800      479,718
Dover Corporation                                             1,300       66,235
Harsco Corporation                                              560       33,191
Illinois Tool Works, Inc.                                     4,200      250,488
Ingersoll-Rand Company, Ltd.                                  3,900      212,433
Nordson Corporation                                             200       10,042
                                                                      ----------
                                                                       1,097,993
                                                                      ----------
INDUSTRIAL REIT'S - 0.1%
AMB Property Corporation                                        200       11,962
EastGroup Properties, Inc.                                      300       13,578
First Potomac Realty Trust                                      700       15,260
Prologis                                                      1,700      112,795
                                                                      ----------
                                                                         153,595
                                                                      ----------
INSURANCE BROKERS - 0.2%
AON Corporation                                               4,300      192,683
Arthur J Gallagher & Company                                    400       11,588
Marsh & McLennan Companies,Inc.                               1,300       33,150
Willis Group Holdings, Ltd.                                   1,100       45,034
                                                                      ----------
                                                                         282,455
                                                                      ----------
INTEGRATED OIL & GAS - 3.9%
BP plc ADR                                                    2,800      194,180
Chevron Corporation                                           5,950      556,801
ConocoPhillips                                                4,800      421,296
Exxon Mobil Corporation                                      26,880    2,488,013
Murphy Oil Corporation                                        2,900      202,681
Occidental Petroleum Corporation                              2,600      166,608
Royal Dutch Shell plc (Cl.B) ADR                              3,100      254,510
Total S.A. ADR                                                2,800      226,884
                                                                      ----------
                                                                       4,510,973
                                                                      ----------

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCK (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES- 1.1%
AT&T, Inc.                                                   30,392   $1,285,886
                                                                      ----------
INTERNET RETAIL - 0.3%
Amazon.com, Inc. *                                            3,500      326,025
Drugstore.com *                                               4,000       12,960
Expedia, Inc. *                                               1,550       49,414
                                                                      ----------
                                                                         388,399
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 0.9%
Ariba, Inc. *                                                   300        3,234
Cybersource Corporation *                                     1,700       19,873
eBay, Inc. *                                                  3,200      124,864
Google, Inc. *                                                1,210      686,397
VeriSign, Inc. *                                                800       26,992
Websense, Inc. *                                                800       15,784
Yahoo!, Inc. *                                                3,800      101,992
                                                                      ----------
                                                                         979,136
                                                                      ----------
INVESTMENT BANKING & BROKERAGE - 1.1%
Bear Stearns Companies, Inc.                                    200       24,562
Goldman Sachs Group, Inc.                                     1,900      411,806
Lehman Brothers Holdings, Inc.                                2,300      141,979
Merrill Lynch & Company, Inc.                                 3,600      256,608
Morgan Stanley                                                5,700      359,100
Stifel Financial Corporation *                                  330       19,087
TD Ameritrade Holding Corporation *                           1,000       18,220
TradeStation Group, Inc. *                                    1,100       12,837
                                                                      ----------
                                                                       1,244,199
                                                                      ----------
IT CONSULTING & OTHER SERVICES - 0.1%
Accenture, Ltd.                                               3,200      128,800
CACI International, Inc. *                                      100        5,109
RightNow Technologies, Inc. *                                   200        3,218
SRA International, Inc. *                                       400       11,232
                                                                      ----------
                                                                         148,359
                                                                      ----------
LEISURE PRODUCTS - 0.1%
Brunswick Corporation                                           400        9,144
Hasbro, Inc.                                                    400       11,152
Mattel, Inc.                                                  1,400       32,844
Pool Corporation                                                512       12,790
                                                                      ----------
                                                                          65,930
                                                                      ----------
LIFE & HEALTH INSURANCE - 0.8%
Lincoln National Corporation                                  2,200      145,134
MetLife, Inc.                                                 5,900      411,407
Protective Life Corporation                                     400       16,976
Prudential Financial, Inc.                                    3,300      322,014
StanCorp Financial Group, Inc.                                  400       19,804
                                                                      ----------
                                                                         915,335
                                                                      ----------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Charles River Laboratories International, Inc.                  260       14,599
Invitrogen Corporation *                                        246       20,105

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCK (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES(CONTINUED)
Techne Corporation *                                            170   $   10,724
Thermo Fisher Scientific, Inc. *                              2,900      167,388
                                                                      ----------
                                                                         212,816
                                                                      ----------
MANAGED HEALTH CARE - 0.8%
Aetna, Inc.                                                   3,800      206,226
Cigna Corporation                                             2,600      138,554
Humana, Inc. *                                                1,500      104,820
UnitedHealth Group, Inc.                                      3,400      164,662
WellPoint, Inc. *                                             3,300      260,436
                                                                      ----------
                                                                         874,698
                                                                      ----------
MOTORCYCLE MANUFACTURERS - 0.1%
Harley-Davidson, Inc.                                         1,500       69,315
                                                                      ----------
MOVIES & ENTERTAINMENT - 0.6%
DreamWorks Animation SKG, Inc. *                                400       13,368
Marvel Entertainment, Inc. *                                    500       11,720
News Corporation                                             11,000      241,890
Time Warner, Inc.                                            10,200      187,272
Walt Disney Company                                           7,500      257,925
                                                                      ----------
                                                                         712,175
                                                                      ----------
MULTI-LINE INSURANCE - 1.2%
American International Group, Inc.                           13,375      904,819
Genworth Financial, Inc.                                      5,300      162,869
Hartford Financial Services Group, Inc.                       1,700      157,335
Loews Corporation                                             1,900       91,865
                                                                      ----------
                                                                       1,316,888
                                                                      ----------
MULTI-UTILITIES - 0.4%
Alliant Energy Corporation                                      700       26,824
Ameren Corporation                                              800       42,000
Energy East Corporation                                         800       21,640
NiSource, Inc.                                                1,200       22,968
OGE Energy Corporation                                          900       29,790
Public Service Enterprise Group,Inc.                          1,800      158,382
Sempra Energy                                                 1,800      104,616
TECO Energy, Inc.                                             5,400       88,722
                                                                      ----------
                                                                         494,942
                                                                      ----------
OFFICE REIT'S - 0.2%
Boston Properties, Inc.                                       1,200      124,680
Corporate Office Properties Trust SBI MD                        150        6,245
Duke Realty Corporation                                         500       16,905
SL Green Realty Corporation                                     351       40,986
                                                                      ----------
                                                                         188,816
                                                                      ----------
OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation                                    1,100       62,722

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCK (CONTINUED)
OFFICE SERVICES & SUPPLIES (CONTINUED)
Herman Miller, Inc.                                             500   $   13,570
                                                                      ----------
                                                                          76,292
                                                                      ----------
OIL & GAS DRILLING - 0.3%
GlobalSantaFe Corporation                                       330       25,087
Grey Wolf, Inc. *                                             1,500        9,825
Helmerich & Payne, Inc.                                         700       22,981
Nabors Industries, Ltd. *                                     1,300       40,001
Patterson-UTI Energy, Inc.                                      600       13,542
Transocean, Inc. *                                            2,409      272,337
                                                                      ----------
                                                                         383,773
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 1.4%
Baker Hughes, Inc.                                            3,200      289,184
BJ Services Company                                           3,200       84,960
Cameron International Corporation *                             370       34,147
FMC Technologies, Inc. *                                      3,142      181,168
Grant Prideco, Inc. *                                         3,700      201,724
Schlumberger, Ltd.                                            7,800      819,000
Smith International, Inc.                                       100        7,140
                                                                      ----------
                                                                       1,617,323
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION - 0.4%
Anadarko Petroleum Corporation                                1,126       60,523
Comstock Resources, Inc. *                                      800       24,672
Devon Energy Corporation                                      1,000       83,200
EOG Resources, Inc.                                           1,400      101,262
Forest Oil Corporation *                                        400       17,216
Newfield Exploration Company *                                  520       25,043
Pioneer Natural Resources Company                               600       26,988
Southwestern Energy Company *                                   460       19,251
Ultra Petroleum Corporation *                                   600       37,224
XTO Energy, Inc.                                              1,800      111,312
                                                                      ----------
                                                                         506,691
                                                                      ----------
OIL & GAS REFINING & MARKETING - 0.3%
Sunoco, Inc.                                                  2,900      205,262
Tesoro Corporation                                              360       16,567
Valero Energy Corporation                                     2,000      134,360
                                                                      ----------
                                                                         356,189
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION - 0.2
General Maritime Corporation                                    500       13,955
Spectra Energy Corporation                                    6,600      161,568
Williams Companies, Inc.                                      3,100      105,586
                                                                      ----------
                                                                         281,109
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.1%
Bank of America Corporation                                  13,576      682,465
Citigroup, Inc.                                              28,073    1,310,167

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                            SHARES      VALUE
                                                            ------   -----------
COMMON STOCK (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
JPMorgan Chase & Company                                     9,936   $   455,268
                                                                     -----------
                                                                       2,447,900
                                                                     -----------
PACKAGED FOODS & MEATS - 0.4%
General Mills, Inc.                                          2,500       145,025
Kraft Foods, Inc.                                            8,825       304,551
Tootsie Roll Industries, Inc.                                  174         4,616
                                                                     -----------
                                                                         454,192
                                                                     -----------
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation *                          900        10,512
                                                                     -----------
PAPER PRODUCTS - 0.1%
Bowater, Inc.                                                1,200        17,904
International Paper Company                                  4,100       147,067
                                                                     -----------
                                                                         164,971
                                                                     -----------
PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                          5,800       217,674
                                                                     -----------
PHARMACEUTICALS - 3.1%
Abbott Laboratories                                          4,600       246,652
Allergan, Inc.                                               2,700       174,069
Barr Pharmaceuticals, Inc. *                                 1,700        96,747
Bristol-Myers Squibb Company                                 9,800       282,436
Eli Lilly & Company                                          4,440       252,769
GlaxoSmithKline plc ADR                                      2,400       127,680
Johnson & Johnson                                           12,958       851,341
Medicis Pharmaceutical Corporation                             200         6,102
Merck & Company, Inc.                                       10,700       553,083
Noven Pharmaceuticals, Inc. *                                  600         9,558
Pfizer, Inc.                                                16,873       412,207
Schering-Plough Corporation                                  8,600       272,018
Sepracor, Inc. *                                               630        17,325
Wyeth                                                        6,600       294,030
                                                                     -----------
                                                                       3,596,017
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 0.3%
ACE, Ltd.                                                    2,300       139,311
AMBAC Financial Group, Inc.                                    200        12,582
Infinity Property & Casualty
Corporation                                                    310        12,468
Markel Corporation *                                            60        29,040
Mercury General Corporation                                    160         8,629
ProAssurance Corporation *                                     100         5,387
Progressive Corporation                                      3,000        58,230
Selective Insurance Group                                      200         4,256
Travelers Companies, Inc.                                      714        35,943
                                                                     -----------
                                                                         305,846
                                                                     -----------
PUBLISHING - 0.1%
Getty Images, Inc. *                                           300         8,352
McGraw-Hill Companies, Inc.                                  1,800        91,638

                                                            SHARES      VALUE
                                                            ------   -----------
COMMON STOCK (CONTINUED)
PUBLISHING (CONTINUED)
Meredith Corporation                                           600   $    34,380
Scholastic Corporation *                                       300        10,458
Tribune Company                                                634        17,321
                                                                     -----------
                                                                         162,149
                                                                     -----------
RAILROADS - 0.3%
Canadian National Railway Company                            2,100       119,700
Norfolk Southern Corporation                                 4,000       207,640
Union Pacific Corporation                                      200        22,612
                                                                     -----------
                                                                         349,952
                                                                     -----------
REGIONAL BANKS - 0.7%
City National Corporation                                      100         6,951
Commerce Bancshares, Inc.                                      440        20,192
East West Bancorp, Inc.                                        500        17,980
First Horizon National Corporation                           4,300       114,638
Marshall & Ilsley Corporation                                2,200        96,294
PNC Financial Services Group, Inc.                           1,651       112,433
Popular, Inc.                                                1,000        12,280
Sun Trust Banks, Inc.                                        3,200       242,144
Synovus Financial Corporation                                3,700       103,785
TCF Financial Corporation                                      200         5,236
UCBH Holdings, Inc.                                          1,100        19,228
Westamerica Bancorporation                                     100         4,981
Wilmington Trust Corporation                                   500        19,450
                                                                     -----------
                                                                         775,592
                                                                     -----------
RESIDENTIAL REIT'S - 0.2%
Camden Property Trust                                          400        25,700
Equity Residential                                           4,200       177,912
                                                                     -----------
                                                                         203,612
                                                                     -----------
RESTAURANTS - 0.1%
California Pizza Kitchen, Inc. *                               750        13,177
Cheesecake Factory *                                           100         2,347
PF Chang's China Bistro, Inc. *                                150         4,440
Sonic Corporation *                                            600        14,040
Starbucks Corporation *                                      2,400        62,880
                                                                     -----------
                                                                          96,884
                                                                     -----------
RETAIL REIT'S - 0.3%
Kite Realty Group Trust                                        900        16,920
Pennsylvania Real Estate Investment Trust                      130         5,062
Regency Centers Corporation                                    500        38,375
Simon Property Group, Inc.                                   2,000       200,000
Weingarten Realty Investors                                    700        29,022
                                                                     -----------
                                                                         289,379
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.3%
Advanced Energy Industries, Inc. *                             500         7,550
Applied Materials, Inc.                                      9,400       194,580
ASML Holding N.V. *                                          3,100       101,866
ATMI, Inc. *                                                   400        11,900
Cymer, Inc. *                                                  200         7,678

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                            SHARES      VALUE
                                                            ------   -----------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
Entegris, Inc. *                                             1,312   $    11,388
Tessera Technologies, Inc. *                                   400        15,000
Varian Semiconductor Equipment Associates, Inc. *              450        24,084
                                                                     -----------
                                                                         374,046
                                                                     -----------
SEMICONDUCTORS - 1.2%
Advanced Micro Devices, Inc. *                              23,000       303,600
Broadcom Corporation *                                       4,600       167,624
Intel Corporation                                           12,700       328,422
Intersil Corporation                                           900        30,087
Marvell Technology Group, Ltd. *                            16,800       275,016
Maxim Integrated Products, Inc.                              3,100        90,985
Omnivision Technologies, Inc. *                                700        15,911
Semtech Corporation *                                          800        16,384
Xilinx, Inc.                                                 4,800       125,472
Zoran Corporation *                                            889        17,958
                                                                     -----------
                                                                       1,371,459
                                                                     -----------
SOFT DRINKS - 0.9%
Coca-Cola Company                                            7,200       413,784
Coca-Cola Enterprises, Inc.                                  1,300        31,486
PepsiCo, Inc.                                                7,500       549,450
                                                                     -----------
                                                                         994,720
                                                                     -----------
SPECIALIZED CONSUMER SERVICES - 0.2%
H & R Block, Inc.                                            8,900       188,502
Jackson Hewitt Tax Service, Inc.                               500        13,980
                                                                     -----------
                                                                         202,482
                                                                     -----------
SPECIALIZED FINANCE - 0.3%
CIT Group, Inc.                                              1,500        60,300
CME Group, Inc.                                                250       146,838
Interactive Brokers Group, Inc. *                            3,200        84,032
Moody's Corporation                                          1,400        70,560
NYSE Euronext                                                  250        19,792
                                                                     -----------
                                                                         381,522
                                                                     -----------
SPECIALIZED REIT'S - 0.1%
Host Hotels & Resorts, Inc.                                    900        20,196
LaSalle Hotel Properties                                     1,000        42,080
Potlatch Corporation                                           455        20,489
                                                                     -----------
                                                                          82,765
                                                                     -----------
SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc.                                           600        28,128
Sigma-Aldrich Corporation                                      600        29,244
Symyx Technologies *                                           600         5,214
Valspar Corporation                                            200         5,442
                                                                     -----------
                                                                          68,028
                                                                     -----------
SPECIALTY STORES - 0.0%
AC Moore Arts & Crafts, Inc. *                                 700        11,032
Dick's Sporting Goods, Inc. *                                  130         8,729
Hibbett Sports, Inc. *                                         700        17,360

                                                            SHARES      VALUE
                                                            ------   -----------
COMMON STOCK (CONTINUED)
SPECIALTY STORES (CONTINUED)
PetSmart, Inc.                                                 400   $    12,760
                                                                     -----------
                                                                          49,881
                                                                     -----------
STEEL - 0.2%
Allegheny Technologies, Inc.                                   700        76,965
Nucor Corporation                                            2,440       145,107
Steel Dynamics, Inc.                                           800        37,360
                                                                     -----------
                                                                         259,432
                                                                     -----------
SYSTEMS SOFTWARE - 1.4%
McAfee, Inc. *                                                 400        13,948
Microsoft Corporation                                       41,100     1,210,806
Oracle Corporation *                                         7,700       166,705
Red Hat, Inc. *                                             10,900       216,583
                                                                     -----------
                                                                       1,608,042
                                                                     -----------
TECHNOLOGY DISTRIBUTORS - 0.0%
CDW Corporation                                                200        17,440
Insight Enterprises, Inc. *                                    600        15,486
Tech Data Corporation *                                        300        12,036
                                                                     -----------
                                                                          44,962
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 0.5%
BankAtlantic Bancorp, Inc.                                   1,400        12,138
Countrywide Financial Corporation                            7,200       136,872
Federal Home Loan Mortgage Corporation                       4,500       265,545
IndyMac Bancorp, Inc.                                          400         9,444
PMI Group, Inc.                                                340        11,118
Radian Group, Inc.                                             200         4,656
Sovereign Bancorp, Inc.                                      2,200        37,488
Triad Guaranty, Inc. *                                         300         5,691
Washington Mutual, Inc.                                      1,700        60,027
                                                                     -----------
                                                                         542,979
                                                                     -----------
TOBACCO - 0.5%
Altria Group, Inc.                                           7,830       544,420
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Fastenal Company                                             1,500        68,115
                                                                     -----------
TRUCKING - 0.0%
Dollar Thrifty Automotive Group *                              600        20,814
Old Dominion Freight Line, Inc. *                              750        17,977
                                                                     -----------
                                                                          38,791
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
America Movil S.A. de CV ADR                                 1,300        83,200
American Tower Corporation *                                 7,130       310,440
Crown Castle International Corporation *                     6,300       255,969
Kratos Defense & Security Solutions, Inc. *                  3,400         9,316
Leap Wireless International, Inc. *                            100         8,137
MetroPCS Communications, Inc. *                              5,600       152,768
NII Holdings, Inc. *                                           400        32,860

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                            SHARES      VALUE
                                                            ------   -----------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
NTELOS Holdings Corporation                                    800   $    23,568
Rogers Communications, Inc. (Cl.B)                           4,600       209,438
Vodafone Group plc ADR                                       5,500       199,650
                                                                     -----------
                                                                       1,285,346
                                                                     -----------
TOTAL COMMON STOCK (Cost $52,873,841)                                $62,405,298
                                                                     -----------
FOREIGN STOCK - 10.6%
AUSTRALIA - 1.0%
Australia & New Zealand Banking Group, Ltd.                  5,603       147,670
Babcock & Brown, Ltd.                                        2,518        61,380
Boart Longyear Group *                                      13,693        28,919
Boral, Ltd.                                                  4,514        28,801
Centro Shopping America Trust (4)                           33,173        31,204
CSL, Ltd.                                                    1,316       125,306
Goodman Fielder, Ltd.                                       23,800        54,489
Harvey Norman Holdings, Ltd.                                12,166        64,344
Lion Nathan, Ltd.                                            3,400        27,848
Macquarie Bank, Ltd.                                           870        65,159
Mirvac Group (4)                                             7,936        38,381
Pacific Brands, Ltd.                                        12,900        35,487
QBE Insurance Group, Ltd.                                    3,009        90,251
Rio Tinto, Ltd.                                              2,105       202,150
Suncorp-Metway, Ltd.                                         4,766        85,855
Telstra Corporation, Ltd.                                   12,009        46,463
                                                                     -----------
                                                                       1,133,707
                                                                     -----------
BELGIUM - 0.1%
KBC Groep N.V. (4)                                             531        73,057
                                                                     -----------
BERMUDA - 0.0%
Esprit Holdings, Ltd.                                        3,900        61,958
                                                                     -----------
DENMARK - 0.1%
Danske Bank A/S                                              1,900        77,139
                                                                     -----------
FINLAND - 0.3%
Cargotec Corporation (Cl.B)                                  1,385        68,060
Nokia Oyj                                                    6,114       232,441
Sanoma-WSOY Oyj                                              1,522        47,337
                                                                     -----------
                                                                         347,838
                                                                     -----------
FRANCE - 1.2%
Alcatel-Lucent                                               5,000        51,337
AXA S.A.                                                     3,877       173,490
BNP Paribas                                                  1,210       132,414
Bouygues                                                     1,429       123,266
France Telecom S.A.                                          1,529        51,217
L'Oreal S.A.                                                   766       100,495
Neopost S.A.                                                   237        33,432
Pernod-Ricard S.A.                                             672       146,647
PPR                                                            426        80,152
Sanofi-Aventis                                               1,836       155,468

                                                            SHARES      VALUE
                                                            ------   -----------
FOREIGN STOCK (CONTINUED)
FRANCE (CONTINUED)
Societe Generale                                               469   $    78,705
Technip S.A.                                                   972        86,908
Total S.A.                                                   2,527       205,475
                                                                     -----------
                                                                       1,419,006
                                                                     -----------
GERMANY - 0.9%
Adidas AG                                                      982        64,416
Allianz AG                                                     389        90,892
BASF AG                                                        706        97,657
Bayerische Motoren Werke (BMW) AG *                          1,932       124,612
Deutsche Euroshop AG (4)                                     1,280        47,276
E.ON AG                                                      1,704       315,067
Fresenius SE                                                 1,029        80,075
Hypo Real Estate Holding AG                                  1,021        58,064
Muenchener Rueckversicherungs AG                               399        76,682
ThyssenKrupp AG                                              1,228        78,207
Wacker Chemie AG                                               172        40,257
                                                                     -----------
                                                                       1,073,205
                                                                     -----------
HONG KONG - 0.2%
China Overseas Land & Investment, Ltd.                      44,000       100,408
Hong Kong & China Gas Company                               33,000        76,834
Hutchison Whampoa, Ltd.                                      5,700        60,968
Television Broadcasts, Ltd.                                  5,000        30,037
                                                                     -----------
                                                                         268,247
                                                                     -----------
INDIA - 0.0%
Power Grid Corporation of India, Ltd. *                        305           400
                                                                     -----------
IRELAND - 0.2%
Allied Irish Banks plc                                       3,836        92,994
Anglo Irish Bank Corporation plc                             3,500        66,182
DCC plc                                                      3,214        94,873
                                                                     -----------
                                                                         254,049
                                                                     -----------
ITALY - 0.6%
AEM SpA                                                      6,014        22,512
Banco Popolare Scarl *                                       2,766        61,966
Benetton Group SpA                                           4,587        77,840
ENI SpA                                                      2,871       106,406
Finmeccanica SpA                                             2,623        76,418
Intesa Sanpaolo SpA                                         14,200       109,651
Milano Assicurazioni SPA                                     3,972        33,249
Piaggio & C SpA                                              6,478        26,328
Saipem SpA                                                   2,910       124,160
                                                                     -----------
                                                                         638,530
                                                                     -----------
JAPAN - 2.1%
Aisin Seiki Company, Ltd.                                    1,200        47,952
All Nippon Airways Company, Ltd.                             7,000        27,302
Alpine Electronics, Inc.                                       400         5,892
Aoyama Trading Company, Ltd.                                   400        10,168

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                           SHARES       VALUE
                                                         ---------   -----------
FOREIGN STOCK (CONTINUED)
JAPAN (CONTINUED)
Asahi Kasei Corporation                                      4,000   $    32,316
Atrium Company, Ltd.                                         1,500        41,266
Bank of Yokohama, Ltd.                                      10,000        69,038
Canon, Inc.                                                  1,900       103,713
Eisai Company, Ltd.                                            700        33,091
Fanuc, Ltd.                                                    600        61,167
Goldcrest Company, Ltd.                                        530        24,362
Hamamatsu Photonics KK                                       1,900        54,917
Honda Motor Company, Ltd.                                    1,900        63,849
Hoya Corporation                                               600        20,476
JS Group Corporation                                         1,100        19,134
KDDI Corporation                                                 8        59,339
Kobayashi Pharmaceutical Company, Ltd.                         500        17,760
Koito Manufacturing Company, Ltd.                            3,000        36,591
Makita Corporation                                             800        35,102
Mitsubishi Electric Corporation                              6,000        75,219
Mitsubishi Gas Chemical Company, Inc.                        6,000        55,630
Mitsubishi UFJ Financial Group, Inc.                             5        43,965
Mitsui & Company, Ltd.                                       4,000        97,157
Nichias Corporation                                          3,000        30,636
Nikon Corporation                                            3,000       103,165
Nippon Mining Holdings, Inc.                                 4,000        40,186
Nippon Steel Corporation                                    12,000        86,397
Nippon Yusen KK                                              5,000        48,840
Nissha Printing Company, Ltd.                                1,000        29,078
NS Solutions Corporation                                       800        22,148
NSK, Ltd.                                                    4,000        35,102
Osaka Gas Company, Ltd.                                     18,000        63,152
Seven & I Holdings Company, Ltd.                             1,800        46,307
Sony Corporation                                             2,100       101,833
Star Micronics Company, Ltd.                                 1,700        52,688
Sumitomo Corporation                                         3,200        61,846
Sumitomo Trust & Banking Company, Ltd.                      15,000       113,481
T&D Holdings, Inc.                                             750        46,163
Takara Holdings, Inc.                                        5,000        29,382
Takeda Pharmaceutical Company, Ltd.                          1,100        77,378
Terumo Corporation                                           1,000        50,494
Tokyo Electron, Ltd.                                           800        50,703
Toshiba Machine Company, Ltd.                                3,000        22,357
Tosoh Corporation                                            6,000        38,915
Toyota Motor Corporation                                     2,700       159,370
Wacom Company, Ltd.                                              9        18,648
Yusen Air & Sea Service Company, Ltd.                        1,000        20,589
                                                                     -----------
                                                                       2,384,264
                                                                     -----------

                                                           SHARES       VALUE
                                                         ---------   -----------
FOREIGN STOCK (CONTINUED)
MEXICO - 0.1%
Cemex S.A. de CV *                                           9,196   $    27,459
Grupo Financiero Banorte S.A. de CV                         10,816        42,819
                                                                     -----------
                                                                          70,278
                                                                     -----------
NETHERLANDS - 0.3%
ASML Holding N.V. *                                          4,060       134,610
ING Groep N.V.                                               1,500        66,588
Koninklijke (Royal) Philips Electronics N.V.                 1,700        76,727
Ordina N.V.                                                  2,159        39,963
TomTom N.V. *                                                  828        64,362
                                                                     -----------
                                                                         382,250
                                                                     -----------
NORWAY - 0.2%
Orkla ASA                                                    5,700       101,809
Telenor ASA                                                  4,600        92,143
TGS Nopec Geophysical Company ASA *                          2,150        44,064
                                                                     -----------
                                                                         238,016
                                                                     -----------
SINGAPORE - 0.3%
DBS Group Holdings, Ltd.                                     7,000       101,784
Jardine Cycle & Carriage, Ltd. *                             2,000        24,907
SembCorp Industries, Ltd.                                   21,900        95,089
StarHub, Ltd.                                               23,250        48,519
Venture Corporation, Ltd.                                    2,000        22,215
                                                                     -----------
                                                                         292,514
                                                                     -----------
SPAIN - 0.5%
Acciona S.A.                                                   560       152,288
Banco Santander Central Hispano S.A.                         3,211        62,411
Industria de Diseno Textil S.A.                                760        51,220
Promotora de Informaciones S.A.                              2,707        53,465
Telefonica S.A.                                              8,518       238,443
                                                                     -----------
                                                                         557,827
                                                                     -----------
SWEDEN - 0.5%
Atlas Copco AB                                               3,700        64,024
Atlas Copco AB                                                 800        12,788
Elekta AB                                                    2,800        45,626
Nordea Bank AB                                               6,127       106,780
SSAB Svenskt Stal AB                                         4,759       176,144
Svenska Handelsbanken AB                                     2,539        78,806
Swedbank AB                                                  1,400        46,821
Volvo AB                                                     4,103        71,475
                                                                     -----------
                                                                         602,464
                                                                     -----------
SWITZERLAND - 0.7%
ABB, Ltd.                                                    1,738        45,769
Holcim, Ltd.                                                   706        77,983
Nestle S.A.                                                    699       314,002
Novartis AG                                                  3,314       182,886
Panalpina Welttransport Holding AG                             383        63,820

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                           SHARES       VALUE
                                                         ---------   -----------
FOREIGN STOCK (CONTINUED)
SWITZERLAND (CONTINUED)
UBS AG                                                       2,361   $   126,947
                                                                     -----------
                                                                         811,407
                                                                     -----------
TAIWAN, PROVINCE OF CHINA - 0.0%
Acer, Inc.                                                  17,150        30,093
                                                                     -----------
UNITED KINGDOM - 1.3%
Aegis Group plc                                             16,187        41,399
Arriva plc                                                   2,391        37,767
Associated British Foods plc                                 4,517        73,982
Aviva plc                                                    6,247        94,136
BBA Aviation plc                                             5,523        25,821
Bradford & Bingley plc                                       4,459        27,598
British Airways plc *                                        3,183        24,959
Carillion plc                                                4,900        38,373
Centrica plc                                                14,525       113,079
Close Brothers Group plc                                     1,992        33,156
DSG International plc                                        9,697        26,765
GKN plc                                                      5,680        41,111
HSBC Holdings plc                                            6,095       112,859
Informa plc                                                  3,004        30,655
LogicaCMG plc                                                7,744        23,965
Persimmon plc                                                2,119        41,816
Rolls-Royce Group plc                                        5,652        60,423
Royal Bank of Scotland Group plc                            19,612       210,867
Standard Chartered plc                                       2,732        89,436
Tesco plc                                                   19,398       174,334
Tomkins plc                                                  5,577        25,931
Unilever plc                                                 1,950        61,682
WPP Group plc                                                2,320        31,447
                                                                     -----------
                                                                       1,441,561
                                                                     -----------
TOTAL FOREIGN STOCK (Cost $9,598,338)                                $12,157,810
                                                                     -----------
PREFERRED STOCK - 0.0%
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B) * (1)                              469           957
                                                                     -----------
TOTAL PREFERRED STOCK (Cost $6,135)                                  $       957
                                                                     -----------
WARRANTS - 0.0%
WARRANTS - 0.0%
China Overseas & Land $ 12.50, 8/27/2008                     3,333         2,740
                                                                     -----------
TOTAL WARRANTS (Cost $539)                                           $     2,740
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
CORPORATE BOND - 9.5%
AEROSPACE & DEFENSE - 0.1%
Bombardier, Inc.
   6.75%, 2012 (2)(3)                                     $ 50,000       50,125
United Technologies Corporation
   5.40%, 2035                                              20,000       18,733
                                                                     -----------
                                                                         68,858
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT          VALUE
                                                         ---------   -----------
CORPORATE BOND (CONTINUED)
AUTOMOTIVE - 0.4%
AutoNation, Inc.
   7.36%, 2013 (5)                                        $ 25,000   $    23,875
   7.00%, 2014                                              25,000        23,875
DaimlerChrysler North America Holding
Corporation
   5.81%, 2009 (5)                                          30,000        29,752
   6.50%, 2013                                              30,000        31,108
Erac USA Finance Company
   5.60%, 2015 (1)(2)(3)                                    40,000        38,684
Ford Motor Credit Company LLC
   5.80%, 2009                                              65,000        62,781
   9.81%, 2012 (5)                                         100,000       103,498
Hertz Corporation
   8.88%, 2014                                              75,000        77,250
   10.50%, 2016                                             50,000        54,000
                                                                     -----------
                                                                         444,823
                                                                     -----------
BANKING - 0.6%
BAC Capital Trust VI
   5.63%, 2035                                              55,000        49,131
Bank of America Corporation
   5.75%, 2016                                              40,000        39,919
   6.00%, 2017                                              45,000        46,043
Bank One Corporation
   5.25%, 2013                                              70,000        69,397
BB&T Capital Trust II
   6.75%, 2036                                              50,000        51,228
Countrywide Home Loans, Inc.
   4.125%, 2009                                             70,000        64,336
Credit Suisse Guernsey, Ltd.
   5.86%, 2049 (5)                                          40,000        37,835
Credit Suisse USA, Inc.
   5.50%, 2011                                              30,000        30,305
JP Morgan Chase Capital XXII
   6.45%, 2037                                              35,000        32,255
Mizuho Capital Investment 1, Ltd.
   6.686%, 2049 (1)(2)(3)(5)                                16,000        14,999
Northern Trust Company
   4.60%, 2013                                              25,000        24,098
Northern Trust Corporation
   5.30%, 2011                                              30,000        30,168
PNC Funding Corporation
   5.63%, 2017                                              35,000        34,207
Svensk Exportkredit AB
   5.13%, 2017                                              70,000        69,205
U.S. Bancorp
   4.50%, 2010                                              45,000        44,555
Wells Fargo & Company
   4.88%, 2011                                              90,000        89,154
                                                                     -----------
                                                                         726,835
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                         PRINCIPAL
                                                           AMOUNT          VALUE
                                                         ---------   -----------
CORPORATE BOND (CONTINUED)
BASIC INDUSTRY - OTHER - 0.1%
Cooper US, Inc.
   6.10%, 2017                                            $ 35,000   $    35,873
Xstrata Finance Canada, Ltd.
   5.50%, 2011 (1)(2)(3)                                    35,000        34,786
                                                                     -----------
                                                                          70,659
                                                                     -----------
BROKERAGE - 0.3%
Citigroup, Inc.
   5.50%, 2012                                              37,000        37,411
   5.00%, 2014                                              60,000        57,835
Franklin Resources, Inc.
   3.70%, 2008                                              15,000        14,891
Goldman Sachs Group, Inc.
   6.35%, 2034                                              90,000        83,859
   6.75%, 2037                                              45,000        45,173
Jefferies Group, Inc.
   5.875%, 2014                                             20,000        19,445
   6.25%, 2036                                              35,000        31,349
Willis North America, Inc.
   6.20%, 2017                                              25,000        24,806
                                                                     -----------
                                                                         314,769
                                                                     -----------
BUILDING MATERIALS - 0.2%
Celulosa Arauco y Constitucion S.A.
   5.13%, 2013                                              40,000        39,077
Centex Corporation
   5.45%, 2012                                              40,000        36,521
CRH America, Inc.
   6.00%, 2016                                              50,000        48,581
Freeport-McMoRan Copper & Gold, Inc.
   8.38%, 2017                                             100,000       109,250
Lafarge S.A.
   6.15%, 2011                                              20,000        20,391
                                                                     -----------
                                                                         253,820
                                                                     -----------
CAPITAL GOODS - OTHER - 0.1%
Freescale Semiconductor, Inc.
   8.875%, 2014                                            100,000        96,500
                                                                     -----------
CHEMICALS - 0.2%
EI Du Pont de Nemours & Company
   5.60%, 2036                                              50,000        45,102
Hercules, Inc.
   6.75%, 2029                                              50,000        49,625
Huntsman International LLC
   7.875%, 2014                                             25,000        26,625
Lyondell Chemical Company
   8.25%, 2016                                              50,000        56,375
Praxair, Inc.
   5.20%, 2017                                              35,000        33,050
                                                                     -----------
                                                                         210,777
                                                                     -----------
COMMUNICATIONS - OTHER - 0.3%
AT&T, Inc.
   5.63%, 2016                                              90,000        89,236

                                                         PRINCIPAL
                                                           AMOUNT          VALUE
                                                         ---------   -----------
CORPORATE BOND (CONTINUED)
COMMUNICATIONS - OTHER (CONTINUED)
CanWest MediaWorks, Inc.
   8.00%, 2012                                            $ 34,875   $    34,177
Dun & Bradstreet Corporation
   5.50%, 2011                                              25,000        25,288
Lamar Media Corporation
   6.63%, 2015                                             100,000        96,500
RH Donnelley Corporation
   8.875%, 2017 (2)(3)                                      75,000        76,125
                                                                     -----------
                                                                         321,326
                                                                     -----------
CONSTRUCTION MACHINERY - 0.0%
Owens Corning, Inc.
   6.50%, 2016 (6)                                          25,000        24,146
                                                                     -----------
CONSUMER CYCLICAL - OTHER - 0.1%
Hasbro, Inc.
   6.30%, 2017                                              20,000        19,912
Procter & Gamble Company
   4.95%, 2014                                              65,000        63,855
                                                                     -----------
                                                                          83,767
                                                                     -----------
CONSUMER NONCYCLICAL - OTHER - 0.0%
Bunge North America Finance, LP
   5.90%, 2017                                              55,000        52,594
                                                                     -----------
CONSUMER PRODUCTS - 0.0%
Fortune Brands, Inc.
   5.13%, 2011                                              30,000        29,742
Visant Corporation
   7.63%, 2012                                              25,000        25,437
                                                                     -----------
                                                                          55,179
                                                                     -----------
DISTRIBUTORS - 0.1%
Atmos Energy Corporation
   4.00%, 2009                                              45,000        44,174
Southern California Gas Company
   5.75%, 2035                                              45,000        42,787
Williams Companies, Inc.
   7.75%, 2031                                              25,000        26,281
                                                                     -----------
                                                                         113,242
                                                                     -----------
DIVERSIFIED MANUFACTURING - 0.1%
3M Company
   5.70%, 2037                                              40,000        39,106
Hawk Corporation
   8.75%, 2014 (1)                                          25,000        25,312
                                                                     -----------
                                                                          64,418
                                                                     -----------
ELECTRIC - 0.8%
AES Corporation
   9.00%, 2015 (2)(3)                                       25,000        26,250
Alabama Power Company
   5.695%, 2009 (5)                                         20,000        20,073
AmerenUE
   5.40%, 2016                                              50,000        47,802

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
Appalachian Power Company
   6.38%, 2036                                               $ 25,000   $ 24,635
Baltimore Gas & Electric Company
   5.90%, 2016                                                 50,000     49,217
Black Hills Corporation
   6.50%, 2013                                                 30,000     29,868
CE Electric UK Funding Company
   7.00%, 2007 (1)(2)(3)                                       35,000     35,180
Centerpoint Energy, Inc.
   7.25%, 2010                                                 25,000     26,271
Consumers Energy Company
   6.00%, 2014                                                 25,000     25,422
Duke Energy Carolinas LLC
   6.10%, 2037                                                 15,000     14,720
Dynegy Holdings, Inc.
   7.75%, 2019 (2)(3)                                          50,000     47,813
El Paso Electric Company
   6.00%, 2035                                                 45,000     42,192
Florida Power & Light Company
   6.20%, 2036                                                 20,000     20,300
Florida Power Corporation
   6.35%, 2037                                                 35,000     35,671
Midamerican Energy Holdings Company
   6.13%, 2036                                                 35,000     33,978
Monongahela Power Company
   5.70%, 2017 (1)(2)(3)                                       40,000     39,371
Pacific Gas & Electric Company
   4.80%, 2014                                                 30,000     28,598
Pacificorp
   6.25%, 2037                                                 15,000     15,295
Progress Energy, Inc.
   5.63%, 2016                                                 30,000     29,311
Public Service Company of New Mexico
   4.40%, 2008                                                 40,000     39,620
Public Service Electric & Gas Company
   5.70%, 2036                                                 50,000     46,088
Sierra Pacific Resources
   7.80%, 2012 (1)                                             25,000     26,075
Southern California Edison Company
   4.65%, 2015                                                 30,000     28,224
Tampa Electric Company
   6.15%, 2037                                                 40,000     38,997
Virginia Electric and Power Company
   4.50%, 2010                                                 35,000     34,397
   6.00%, 2037                                                 20,000     19,126
Westar Energy, Inc.
   5.10%, 2020                                                 25,000     23,053
Western Power Distribution Holdings, Ltd.
   6.88%, 2007 (1)(2)(3)                                       25,000     25,077
                                                                        --------
                                                                         872,624
                                                                        --------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BOND (CONTINUED)
ENERGY - OTHER - 0.0%
Dresser-Rand Group, Inc.
   7.375%, 2014 (6)                                          $ 22,000   $ 21,945
                                                                        --------
ENTERTAINMENT - 0.1%
International Speedway Corporation
   4.20%, 2009                                                 20,000     19,767
MGM Mirage
   6.00%, 2009                                                 50,000     49,625
                                                                        --------
                                                                          69,392
                                                                        --------
ENVIRONMENTAL - 0.0%
Casella Waste Systems, Inc.
   9.75%, 2013                                                 25,000     25,500
                                                                        --------
FINANCIAL - OTHER - 0.1%
AvalonBay Communities, Inc.
   6.13%, 2012                                                 30,000     30,795
Kinder Morgan Finance Company ULC
   5.70%, 2016                                                 45,000     40,902
Orion Power Holdings, Inc.
   12.00%, 2010                                                25,000     27,375
Sovereign Capital Trust VI
   7.91%, 2036                                                 35,000     36,934
                                                                        --------
                                                                         136,006
                                                                        --------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 0.2%
American General Finance Corporation
   5.40%, 2015                                                 50,000     47,883
Capital One Capital IV
   6.74%, 2037 (5)                                             70,000     62,423
John Deere Capital Corporation
   5.50%, 2017                                                 50,000     49,532
SLM Corporation
   3.82%, 2009 (5)                                             35,000     32,195
                                                                        --------
                                                                         192,033
                                                                        --------
FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 0.4%
Caterpillar Financial Services Corporation
   5.85%, 2017                                                 25,000     25,228
CIT Group, Inc.
   6.00%, 2036                                                 17,000     15,036
FIA Card Services North America
   4.63%, 2009                                                 45,000     44,753
General Electric Capital Corporation
   5.88%, 2012                                                 70,000     71,842
   6.00%, 2012                                                140,000    144,360
   5.38%, 2016                                                 60,000     58,748
International Lease Finance Corporation
   5.45%, 2011                                                 50,000     49,971
                                                                        --------
                                                                         409,938
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BOND (CONTINUED)
FOOD & BEVERAGE - 0.2%
Anheuser-Busch Companies, Inc.
   6.45%, 2037                                               $ 20,000   $ 20,786
ARAMARK Corporation
   8.856%, 2015 (5)                                           100,000    101,000
B&G Foods, Inc.
   8.00%, 2011                                                 25,000     24,750
McCormick & Company, Inc.
   5.20%, 2015                                                 40,000     39,374
Pantry, Inc.
   7.75%, 2014                                                 25,000     24,125
SABMiller plc
   6.20%, 2011 (1)(2)(3)                                       50,000     51,656
WM Wrigley Jr Company
   4.65%, 2015                                                 15,000     14,076
                                                                        --------
                                                                         275,767
                                                                        --------
GAMING - 0.1%
Harrah's Operating Company, Inc.
   5.50%, 2010                                                 45,000     43,200
Wynn Las Vegas Capital Corporation
   6.63%, 2014                                                100,000     98,000
                                                                        --------
                                                                         141,200
                                                                        --------
HEALTH CARE - 0.3%
Cardinal Health, Inc.
   5.63%, 2009 (1)(2)(3)(5)                                    30,000     30,033
Eli Lilly & Company
   5.55%, 2037                                                 35,000     32,767
Genentech, Inc.
   4.75%, 2015                                                 35,000     33,000
Highmark, Inc.
   6.80%, 2013 (1)(2)(3)                                       30,000     31,771
Kroger Company
   8.05%, 2010                                                 45,000     47,863
Medtronic, Inc.
   4.75%, 2015                                                 55,000     51,620
UnitedHealth Group, Inc.
   5.375%, 2016                                                60,000     58,392
Vanguard Health Holding Company II LLC
   9.00%, 2014                                                 25,000     24,250
WellPoint, Inc.
   5.00%, 2011                                                 30,000     29,728
Wyeth
   5.95%, 2037                                                 35,000     33,776
                                                                        --------
                                                                         373,200
                                                                        --------
HOME CONSTRUCTION - 0.2%
DR Horton, Inc.
   6.50%, 2016                                                 35,000     30,656
Lennar Corporation
   5.60%, 2015                                                 55,000     47,318
MDC Holdings, Inc.
   5.50%, 2013                                                 55,000     51,700

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BOND (CONTINUED)
HOME CONSTRUCTION (CONTINUED)
NVR, Inc.
   5.00%, 2010                                               $ 20,000   $ 19,979
Pulte Homes, Inc.
   5.20%, 2015                                                 50,000     41,691
                                                                        --------
                                                                         191,344
                                                                        --------
INDEPENDENT ENERGY - 0.1%
Devon Financing Corporation ULC
   6.88%, 2011                                                 30,000     31,713
Forest Oil Corporation
   8.00%, 2011                                                 25,000     25,938
NRG Energy, Inc.
   7.25%, 2014                                                 25,000     25,062
Southern Company
   5.30%, 2012                                                 15,000     14,989
                                                                        --------
                                                                          97,702
                                                                        --------
INSURANCE - LIFE - 0.3%
Genworth Financial, Inc.
   5.75%, 2014                                                 40,000     40,078
   6.15%, 2066 (5)                                             18,000     16,831
Hartford Financial Services Group, Inc.
   5.38%, 2017                                                 45,000     43,483
Lincoln National Corporation
   6.05%, 2067 (5)                                             20,000     19,258
MetLife, Inc.
   6.13%, 2011                                                 50,000     51,803
   6.40%, 2036                                                 35,000     33,280
NLV Financial Corporation
   7.50%, 2033 (1)(2)(3)                                       30,000     31,417
Principal Financial Group, Inc.
   6.05%, 2036                                                 30,000     29,044
Principal Life Global Funding I
   5.13%, 2013 (1)(2)(3)                                       45,000     44,132
Sun Life Financial Global Funding, LP
   5.61%, 2013 (1)(2)(3)(5)                                    45,000     45,090
Torchmark Corporation
   6.38%, 2016                                                 30,000     31,602
                                                                        --------
                                                                         386,018
                                                                        --------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace INA Holdings, Inc.
   5.88%, 2014                                                 35,000     35,229
   5.70%, 2017                                                 30,000     29,606
Fund American Companies, Inc.
   5.88%, 2013                                                 45,000     44,368
Nationwide Mutual Insurance Company
   6.60%, 2034 (1)(2)(3)                                       25,000     24,479
Travelers Companies, Inc.
   6.25%, 2037 (5)                                             35,000     33,840
                                                                        --------
                                                                         167,522
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BOND (CONTINUED)
INTEGRATED ENERGY - 0.1%
ConocoPhillips
   5.90%, 2032                                               $ 40,000   $ 39,281
Hess Corporation
   7.88%, 2029                                                 20,000     22,988
Jersey Central Power & Light Company
   5.65%, 2017 (1)(2)(3)                                       45,000     43,601
Petro-Canada
   5.95%, 2035                                                 40,000     37,886
                                                                        --------
                                                                         143,756
                                                                        --------
MEDIA - CABLE - 0.4%
Charter Communications Operating LLC
   8.00%, 2012 (2)(3)                                          25,000     24,875
Comcast Cable Communications Holdings, Inc.
   8.38%, 2013                                                 45,000     50,438
Comcast Corporation
   5.88%, 2018                                                 45,000     44,264
COX Communications, Inc.
   7.13%, 2012                                                 15,000     15,897
CSC Holdings, Inc.
   7.25%, 2008                                                100,000    100,250
News America, Inc.
   6.15%, 2037                                                 60,000     55,955
Rogers Cable, Inc.
   5.50%, 2014                                                 40,000     38,571
Time Warner Cable, Inc.
   5.40%, 2012 (1)(2)(3)                                       35,000     34,569
Time Warner Entertainment Company, LP
   7.25%, 2008                                                 40,000     40,448
Time Warner, Inc.
   5.50%, 2011                                                 30,000     29,958
Viacom, Inc.
   6.25%, 2016                                                 50,000     50,132
                                                                        --------
                                                                         485,357
                                                                        --------
MEDIA - NON CABLE - 0.3%
Affinity Group, Inc.
   9.00%, 2012                                                 25,000     25,500
Clear Channel Communications, Inc.
   6.25%, 2011                                                100,000     91,668
Dex Media East LLC
   9.88%, 2009                                                 25,000     25,656
   12.13%, 2012                                                32,000     34,160
Idearc, Inc.
   8.00%, 2016                                                100,000     99,750
News America, Inc.
   6.40%, 2035                                                 45,000     43,459
Time Warner Entertainment Company, LP
   8.375%, 2033                                                65,000     76,220
                                                                        --------
                                                                         396,413
                                                                        --------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BOND (CONTINUED)
METALS & MINING - 0.2%
BHP Billiton Finance, Ltd.
   5.40%, 2017                                               $ 40,000   $ 39,001
Placer Dome, Inc.
   6.45%, 2035                                                 35,000     34,167
Russel Metals, Inc.
   6.38%, 2014                                                 25,000     23,437
Sunoco, Inc.
   5.75%, 2017                                                 34,000     33,445
Vale Overseas, Ltd.
   6.25%, 2017                                                 55,000     55,616
                                                                        --------
                                                                         185,666
                                                                        --------
NATURAL GAS PIPELINES - 0.1%
Boardwalk Pipelines LLC
   5.50%, 2017                                                 10,000      9,660
Enterprise Products Operating, LP
   4.95%, 2010                                                 35,000     34,858
Williams Companies, Inc.
   8.75%, 2032 (6)                                             25,000     28,781
                                                                        --------
                                                                          73,299
                                                                        --------
OIL FIELD SERVICES - 0.6%
Baker Hughes, Inc.
   6.88%, 2029                                                 55,000     60,454
Chesapeake Energy Corporation
   6.50%, 2017                                                100,000     97,250
Denbury Resources, Inc.
   7.50%, 2015                                                 50,000     51,250
Devon Financing Corporation ULC
   7.88%, 2031                                                 25,000     29,525
Diamond Offshore Drilling, Inc.
   5.15%, 2014                                                 25,000     23,998
El Paso Natural Gas Company
   5.95%, 2017 (1)(2)(3)                                       13,000     12,696
Enbridge, Inc.
   5.60%, 2017                                                 35,000     33,853
EOG Resources, Inc.
   5.875%, 2017                                                25,000     24,992
Halliburton Company
   5.50%, 2010                                                 60,000     60,697
Pemex Project Funding Master Trust
   6.994%, 2010 (1)(2)(3)(5)                                   45,000     45,787
   5.75%, 2015                                                 45,000     45,028
Range Resources Corporation
   7.50%, 2017                                                100,000    102,500
Southern Natural Gas Company
   5.90%, 2017 (1)(2)(3)                                       13,000     12,652
XTO Energy, Inc.
   5.65%, 2016                                                 25,000     24,440
   6.75%, 2037                                                 15,000     15,651
                                                                        --------
                                                                         640,773
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
CORPORATE BOND (CONTINUED)
PACKAGING - 0.1%
BWAY Corporation
   10.00%, 2010 (6)                                       $ 25,000   $    25,500
Graphic Packaging International Corporation
   8.50%, 2011                                              25,000        25,437
Owens Brockway Glass Container, Inc.
   8.88%, 2009                                              25,000        25,375
   8.75%, 2012                                              25,000        26,156
Owens-Illinois, Inc.
   7.35%, 2008                                              25,000        25,094
                                                                     -----------
                                                                         127,562
                                                                     -----------
PAPER - 0.1%
Boise Cascade LLC
   7.13%, 2014                                              25,000        24,000
Georgia-Pacific Corporation
   7.13%, 2017 (2)(3)                                      100,000        96,750
Sealed Air Corporation
   5.38%, 2008 (1)(2)(3)                                    40,000        39,883
                                                                     -----------
                                                                         160,633
                                                                     -----------
PHARMACEUTICALS - 0.0%
Teva Pharmaceutical Finance LLC
   5.55%, 2016                                              20,000        19,429
                                                                     -----------
PIPELINES - 0.0%
Panhandle Eastern Pipe Line
   4.80%, 2008                                              20,000        19,847
                                                                     -----------
RAILROADS - 0.1%
Burlington Northern Santa Fe Corporation
   5.65%, 2017                                              32,000        31,350
   6.15%, 2037                                              53,000        51,179
Canadian National Railway Company
   6.375%, 2037                                             10,000        10,120
Norfolk Southern Corporation
   6.00%, 2008                                              50,000        50,186
                                                                     -----------
                                                                         142,835
                                                                     -----------
REFINING - 0.1%
Denbury Resources, Inc.
   7.50%, 2013                                              25,000        25,563
Diamond Offshore Drilling, Inc.
   4.88%, 2015                                              30,000        28,145
Enterprise Products Operating, LP
   6.30%, 2017                                              20,000        20,027
Marathon Oil Corporation
   6.60%, 2037                                              15,000        15,337
Valero Energy Corporation
   6.125%, 2017                                             55,000        55,361
                                                                     -----------
                                                                         144,433
                                                                     -----------
REIT'S - 0.2%
Archstone-Smith Operating Trust
   5.25%, 2015                                              40,000        38,429

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
CORPORATE BOND (CONTINUED)
REIT'S (CONTINUED)
ERP Operating, LP
   5.25%, 2014                                            $ 25,000   $    23,850
Federal Realty Invs Trust
   6.00%, 2012                                              15,000        15,185
Hospitality Properties Trust
   5.625%, 2017                                             25,000        23,169
Reckson Operating Partnership, LP
   6.00%, 2016                                              30,000        28,505
Regency Centers, LP
   5.875%, 2017                                             15,000        14,476
Simon Property Group, LP
   5.75%, 2015                                              50,000        48,852
                                                                     -----------
                                                                         192,466
                                                                     -----------
RESTAURANTS - 0.0%
Federated Retail Holdings, Inc.
   5.35%, 2012                                              15,000        14,709
McDonald's Corporation
   5.30%, 2017                                              35,000        33,987
                                                                     -----------
                                                                          48,696
                                                                     -----------
RETAILERS - 0.2%
AmeriGas Partners, LP
   7.13%, 2016                                             100,000        97,250
Costco Wholesale Corporation
   5.30%, 2012                                              30,000        30,093
Home Depot, Inc.
   5.40%, 2016                                              35,000        32,792
JC Penney Corporation, Inc.
   9.00%, 2012                                              30,000        34,096
                                                                     -----------
                                                                         194,231
                                                                     -----------
SOVEREIGNS - 0.1%
Italy Government International Bond
   5.25%, 2016                                              85,000        86,095
                                                                     -----------
Technology - 0.3%
Cisco Systems, Inc.
   5.25%, 2011                                              45,000        45,419
National Semiconductor Corporation
   6.15%, 2012                                              20,000        20,348
Oracle Corporation and Ozark Holding, Inc.
   5.00%, 2011                                              50,000        49,889
STATS ChipPAC, Ltd.
   6.75%, 2011                                              25,000        25,062
Sungard Data Systems, Inc.
   9.13%, 2013                                             100,000       104,000
Xerox Corporation
   5.50%, 2012                                              15,000        14,856
   6.75%, 2017                                             100,000       102,355
                                                                     -----------
                                                                         361,929
                                                                     -----------
TELECOMMUNICATIONS - WIRELESS - 0.3%
America Movil S.A. de CV
   6.38%, 2035                                              45,000        44,179

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELESS(CONTINUED)
New Cingular Wireless Services, Inc.
   7.88%, 2011                                            $ 30,000   $    32,460
Rogers Wireless, Inc.
   9.63%, 2011                                             100,000       112,648
Sprint Capital Corporation
   6.90%, 2019                                              55,000        55,217
   6.88%, 2028                                               7,000         6,756
Verizon Global Funding Corporation
   7.75%, 2030                                              30,000        34,701
Vodafone Group plc
   5.63%, 2017                                              35,000        34,019
                                                                     -----------
                                                                         319,980
                                                                     -----------
TELECOMMUNICATIONS - WIRELINES- 0.6%
AT&T, Inc.
   5.30%, 2010                                             100,000       100,884
   6.45%, 2034                                              60,000        60,853
Citizens Communications Company
   7.125%, 2019                                            100,000        98,500
Nordic Telephone Company Holdings ApS
   8.88%, 2016 (2)(3)                                      100,000       105,500
Qwest Corporation
   7.50%, 2014                                             100,000       104,000
Rogers Wireless, Inc.
   7.50%, 2015                                              15,000        16,076
Telecom Italia Capital S.A.
   5.25%, 2013                                              45,000        43,672
Telefonica Emisiones SAU
   6.42%, 2016                                              75,000        76,962
Windstream Corporation
   8.63%, 2016                                             100,000       106,625
                                                                     -----------
                                                                         713,072
                                                                     -----------
TEXTILE - 0.1%
Invista
   9.25%, 2012 (2)(3)                                      100,000       105,000
                                                                     -----------
UTILITY - OTHER - 0.1%
NRG Energy, Inc.
   7.38%, 2016                                              75,000        75,187
                                                                     -----------
TOTAL CORPORATE BOND (Cost $11,015,999)                              $10,898,563
                                                                     -----------
FOREIGN BOND - 0.0%
UNITED KINGDOM - 0.0%
HBOS plc
   6.00%, 2033 (1)(2)(3)                                    40,000        40,060
                                                                     -----------
TOTAL FOREIGN BOND (Cost $39,548)                                    $    40,060
                                                                     -----------
FOREIGN GOVERNMENT BOND - 0.1%
MEXICO - 0.0%
Mexico Government International Bond
   6.38%, 2013                                              45,000        47,318
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
FOREIGN GOVERNMENT BOND (CONTINUED)
SOUTH AFRICA - 0.1%
South Africa Government International Bond
   6.50%, 2014                                            $ 65,000   $    68,412
                                                                     -----------
TOTAL FOREIGN GOVERNMENT BOND (Cost $112,269)                        $   115,730
                                                                     -----------
MUNICIPAL BOND - 0.1%
KANSAS - 0.0%
Kansas Development Finance Authority
Revenue Bonds
   5.50%, 2034                                              30,000        29,498
                                                                     -----------
NEW YORK - 0.0%
New York City Housing Development
Corporation Revenue Bonds
   6.42%, 2027                                              30,000        30,630
                                                                     -----------
OREGON- 0.0%
State of Oregon General Obligation
Unlimited
   5.89%, 2027                                              15,000        15,496
                                                                     -----------
WEST VIRGINIA - 0.1%
Tobacco Settlement Finance Authority of
West Virginia Revenue Bonds
   7.467%, 2047                                             45,000        44,246
                                                                     -----------
TOTAL MUNICIPAL BOND (Cost $120,000)                                  $  119,870
                                                                     -----------
MORTGAGE BACKED SECURITIES - 9.2%
OTHER NON-AGENCY - 1.4%
CMO'S - 1.4%
American Tower Trust
   2007-1A, 5.96% - 2037 (1)(2)(3)                          45,000        43,297
Banc of America Commercial Mortgage, Inc.
   2003-1, 4.65% - 2036                                     75,000        72,875
   2005-3, 4.501% - 2043                                   110,000       108,448
Banc of America Mortgage Securities, Inc.
   2004-A, 4.10% - 2034 (5)                                 50,133        49,488
   2004-D, 4.197% - 2034 (5)                                 4,091         4,036
   2004-H, 4.741% - 2034 (5)                                22,984        22,803
   2004-I, 4.879% - 2034 (5)                                24,082        23,862
   2005-J, 5.259% - 2035 (5)                                46,316        46,068
Bear Stearns Commercial Mortgage Securities
   2005-PW10, 5.09% - 2040                                 117,941       117,989
   2005-PWR8, 4.67% - 2041                                  60,000        57,041
DLJ Commercial Mortgage Corporation
   1999-CG2, 7.30% - 2032 (5)                               72,053        74,254
GMAC Commercial Mortgage Securities,Inc.
   2001-C2, 6.70% - 2034                                   125,000       131,458

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
OTHER NON-AGENCY (CONTINUED)
CMO'S (CONTINUED)
Greenwich Capital Commercial Funding
Corporation
   2004-GG1, 3.84% - 2036                                 $  1,870   $     1,868
JP Morgan Chase Commercial Mortgage
Securities Corporation
   2001-CIBC, 6.26% - 2033                                 102,242       105,509
   2001-CIB2, 6.24% - 2035                                  42,467        42,949
   2004-LDP4, 4.824% - 2042 (5)                             75,000        73,107
   2007-LD11, 5.819% - 2049 (5)                            175,000       178,068
LB-UBS Commercial Mortgage Trust
   2004-C4, 4.567% - 2029 (5)                               75,000        74,525
   2006-C1, 5.16% - 2031                                   150,000       146,676
Morgan Stanley Dean Witter Capital I
   2002-TOP7, 5.98% - 2039                                 200,000       206,153
                                                                     -----------
                                                                       1,580,474
                                                                     -----------
U.S. GOVERNMENT SPONSORED
AGENCIES - 7.2
CMO'S - 0.3%
Federal Home Loan Mortgage Corporation
   FHR 2631 IG, 4.50% - 2011 (1)(7)                          1,225             2
   FHR 2614 IH, 4.50% - 2016 (1)(7)                         92,277         8,106
   FHR 2681 PC, 5.00% - 2019                               100,000        99,815
Federal National Mortgage Association
   FNR 2003-92 NM, 3.50% - 2013                             33,174        32,906
   FNR 2002-74 PJ, 5.00% - 2015                             95,796        95,651
   FNR 2003-40 NI, 5.50% -2028 (1)(7)                        9,709           586
   FNR 2006-35 GK, 6.00% - 2032                            112,676       114,250
   FNS 319 2, 6.50% - 2032 (1)(7)                           13,028         3,231
                                                                     -----------
                                                                         354,547
                                                                     -----------
PASS-THRU'S - 6.9%
Federal Home Loan Mortgage Corporation
   #M80714, 5.00% - 2008                                    21,082        20,987
   #E81544, 6.00% - 2009                                    60,048        60,090
   #B10343, 5.00% - 2018                                     6,749         6,635
   #E99933, 5.00% - 2018                                     4,046         3,977
   #E99966, 5.00% - 2018                                    24,561        24,143
   #E01341, 5.50% - 2018                                     7,501         7,502
   #G11759, 5.50% - 2018                                   196,000       196,036
   #B19214, 5.50% - 2020                                    24,882        24,818
   #J02272, 5.50% - 2020                                    78,106        77,905
   #J02554, 5.50% - 2020                                    79,883        79,678
   #G12463, 5.50% - 2021                                    70,495        70,439
   #J03203, 6.00% - 2021                                    81,753        82,786
   #J03254, 6.00% - 2021                                    24,202        24,508
   #J03615, 6.00% - 2021                                   115,270       116,726
   #J03640, 6.00% - 2021                                    72,405        73,320
   #J03672, 6.00% - 2021                                    31,382        31,779

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES(CONTINUED)
PASS-THRU'S (CONTINUED)
Federal Home Loan Mortgage Corporation(continued)
   #1B0527, 4.457% - 2032 (5)                             $  6,456   $     6,505
   #C72128, 6.00% - 2032                                    61,351        61,696
   #C68205, 7.00% - 2032                                     5,412         5,611
   #A12118, 5.00% - 2033                                    53,582        51,289
   #A15852, 5.00% - 2033                                    19,111        18,293
   #A15907, 5.00% - 2033                                    25,590        24,495
   #D86309, 5.00% - 2033                                    29,271        28,019
   #G01628, 6.00% - 2033                                   124,332       124,922
   #A21263, 4.50% - 2034                                   141,014       131,029
   #G01805, 4.50% - 2035                                   299,443       278,636
   #1G1762, 5.049% - 2035 (5)                               40,000        39,587
   #1H2581, 5.134% - 2036 (5)                               83,941        83,757
   #1G0661, 5.388% - 2036 (5)                               19,076        19,047
   #1G1353, 5.985% - 2036 (5)                              138,196       139,028
Federal National Mortgage Association
   #254140, 5.50% - 2017                                     5,142         5,150
   #254234, 5.50% - 2017                                     5,177         5,185
   #625931, 5.50% - 2017                                     4,589         4,596
   #357280, 6.50% - 2017                                    22,651        23,212
   #254720, 4.50% - 2018                                   105,605       101,953
   #555345, 5.50% - 2018                                     5,103         5,111
   #555446, 5.50% - 2018                                     7,968         7,974
   #555526, 5.50% - 2018                                   120,365       120,463
   #555693, 5.50% - 2018                                    71,562        71,620
   #685202, 5.50% - 2018                                    65,009        65,001
   #725098, 5.50% - 2018                                    15,549        15,547
   #357475, 4.50% - 2019                                   109,591       105,801
   #725528, 5.50% - 2019                                    12,078        12,076
   #789885, 5.50% - 2019                                    14,373        14,371
   #745392, 4.50% - 2020                                   136,845       131,890
   #829028, 4.50% - 2020                                   179,262       172,646
   #888564, 5.00% - 2021                                   292,090       286,386
   #256353, 5.50% - 2021                                   198,877       198,416
   #893404, 5.50% - 2021                                    21,930        21,882
   #900999, 5.50% - 2021                                    33,236        33,164
   #901000, 5.50% - 2021                                    21,896        21,848
   #920412, 5.50% - 2021                                    23,882        23,830
   #745406, 6.00% - 2021                                   104,952       106,576
   #254514, 5.50% - 2032                                     3,041         2,989
   #254550, 6.50% - 2032                                    19,297        19,764
   #545759, 6.50% - 2032                                   113,752       115,828
   #650075, 6.50% - 2032                                    15,628        16,006
   #254767, 5.50% - 2033                                   150,534       147,867
   #254983, 5.50% - 2033                                    70,503        69,254
   #744692, 5.50% - 2033                                    38,885        38,196
   #744750, 5.50% - 2033                                    16,793        16,496

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association (continued)
   #747387, 5.50% - 2033                               $   23,994   $     23,569
   #747549, 5.50% - 2033                                    7,199          7,071
   #750362, 5.50% - 2033                                   31,443         30,886
   #756190, 5.50% - 2033                                   36,955         36,301
   #555417, 6.00% - 2033                                   55,929         56,332
   #763700, 5.00% - 2034                                   71,473         68,358
   #255028, 5.50% - 2034                                   17,370         17,013
   #725424, 5.50% - 2034                                  336,616        330,653
   #725773, 5.50% - 2034                                  257,300        252,025
   #762076, 5.50% - 2034                                   42,955         42,194
   #789293, 5.50% - 2034                                  149,222        146,669
   #796104, 5.50% - 2034                                   37,560         36,865
   #804395, 5.50% - 2034                                   96,200         94,419
   #923129, 5.50% - 2034                                   20,771         20,387
   #255459, 6.00% - 2034                                   40,387         40,535
   #725690, 6.00% - 2034                                   41,439         41,591
   #725704, 6.00% - 2034                                  342,072        343,800
   #790044, 6.00% - 2034                                   42,629         42,785
   #790217, 6.00% - 2034                                   16,835         16,896
   #790237, 6.00% - 2034                                   40,221         40,369
   #790629, 6.00% - 2034                                   38,344         38,485
   #790788, 6.00% - 2034                                   44,841         45,005
   #791574, 6.00% - 2034                                   43,477         43,637
   #745216, 4.782% - 2035 (5)                              63,529         63,540
   #828346, 5.00% - 2035                                  207,371        197,806
   #850863, 5.321% - 2035 (5)                              34,085         33,994
   #846551, 5.342% - 2035 (5)                              38,768         38,667
   #848476, 5.509% - 2035 (5)                              59,663         59,694
   #848522, 5.662% - 2035 (5)                              17,105         17,174
   #745946, 5.50% - 2036                                   23,997         23,509
   #870813, 5.50% - 2036                                   21,226         20,791
   #898427, 5.50% - 2036                                   23,754         23,272
   #902173, 5.50% - 2036                                   33,560         32,872
   #902752, 5.50% - 2036                                   42,491         41,620
   #745777, 5.543% - 2036 (5)                             125,134        125,999
   #888010, 5.984% - 2036 (5)                              38,764         38,965
   #893353, 6.00% - 2036                                   58,492         58,590
   #905196, 6.037% - 2036 (5)                              54,451         55,275
   #745554, 6.50% - 2036                                  444,305        452,927
   #745932, 6.50% - 2036                                  350,254        356,681
   #896329, 6.50% - 2036                                   44,975         45,800
   #923128, 5.50% - 2037                                   24,858         24,353
   #923816, 5.50% - 2037                                   28,318         27,743
   #936798, 5.50% - 2037                                   24,782         24,274
   #937288, 5.50% - 2037                                  376,270        368,555

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
   #1B3203, 5.938% - 2037 (5)                          $   36,208   $     36,590
                                                                    ------------
                                                                       7,878,877
                                                                    ------------
                                                                       8,233,424
                                                                    ------------
U.S. GOVERNMENT SPONSORED SECURITIES - 0.6%
PASS-THRU'S - 0.6%
Government National Mortgage Association
   #780766, 7.00% - 2013                                    2,485          2,507
   #781312, 7.00% - 2013                                   20,283         21,010
   #67365, 11.50% - 2013                                    1,428          1,606
   G2 2102, 8.00% - 2025                                      962          1,019
   #427029, 8.50% - 2026                                    3,518          3,793
   G2 3295, 5.50% - 2032                                   12,173         11,980
   #604639, 5.00% - 2033                                   67,394         65,312
   #612919, 5.00% - 2033                                  181,770        176,157
   #615278, 5.00% - 2033                                   85,472         82,832
   G2 3442, 5.00% - 2033                                  163,482        157,151
   G2 3458, 5.00% - 2033                                   45,895         44,105
   G2 3490, 6.50% - 2033                                   10,026         10,250
   G2 3513, 5.00% - 2034                                   58,118         55,825
   G2 3529, 5.00% - 2034                                   14,231         13,670
   #605561, 5.50% - 2034                                   54,503         53,800
   G2 3530, 5.50% - 2034                                   24,874         24,468
   G2 3517, 6.00% - 2034                                   34,144         34,347
                                                                    ------------
                                                                         759,832
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
(Cost $10,716,037)                                                  $ 10,573,730
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 2.7%
Federal Home Loan Bank
   5.60% - 2011                                            10,000         10,366
   5.13% - 2013                                           165,000        168,272
   5.25% - 2014                                           135,000        138,438
Federal Home Loan Mortgage Corporation
   5.13% - 2009                                            75,000         75,657
   4.13% - 2010                                           145,000        143,736
   6.00% - 2011                                           200,000        210,072
Federal National Mortgage Association
   3.25% - 2008                                           690,000        681,747
   3.38% - 2008                                           185,000        182,588
   6.63% - 2010                                           140,000        148,796
   6.00% - 2011                                           362,000        380,089
   4.38% - 2012                                           630,000        623,550
   4.38% - 2015                                           150,000        145,366

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (CONTINUED)
Federal National Mortgage Association (continued)
   4.88% - 2016                                        $  165,000   $    163,643
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES                $  3,072,320
   (Cost $3,061,388)
U.S. GOVERNMENT SECURITIES - 10.2%
U.S. Treasury Bonds
   4.25%, 2013                                          1,200,000      1,196,531
   4.25%, 2014                                            185,000        183,222
   8.00%, 2021                                            200,000        263,781
   5.50%, 2028                                            115,000        124,128
   4.75%, 2037                                            450,000        443,777
U.S. Treasury Inflation Indexed Bonds
   2.00%, 2014                                            524,215        517,130
   2.50%, 2016                                          1,123,860      1,144,758
   2.625%, 2017                                           371,376        382,808
U.S. Treasury Notes
   3.375%, 2008                                           650,000        648,172
   3.88%, 2010                                            195,000        194,238
   5.75%, 2010                                          1,515,000      1,585,187
   5.00%, 2011                                          1,680,000      1,735,781
   4.00%, 2012                                          1,045,000      1,036,182
   4.88%, 2012                                            730,000        751,786
   4.75%, 2017                                          1,515,000      1,535,359
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES (Cost $11,582,798)                 $ 11,742,840
                                                                    ------------
ASSET BACKED SECURITIES - 2.3%
AUTO - 0.9%
AmeriCredit Automobile Receivables Trust
   2006-RM, 5.53%, 2014                                   280,000        281,804
Capital Auto Receivables Asset Trust
   2006-1, 5.26%, 2010                                     60,000         60,139
   2006-SN1A, 5.32%, 2010 (1)(2)(3)                       175,000        175,157
   2006-SN1A, 5.50%, 2010 (1)(2)(3)                        25,000         24,938
Hyundai Auto Receivables Trust
   2007-A, 5.04%, 2012                                     50,000         49,867
   2006-A, 5.26%, 2012                                     70,000         70,096
Triad Auto Receivables Owner Trust
   2006-B, 5.52%, 2012                                    100,000        100,622
USAA Auto Owner Trust
   2007-2, 4.90%, 2012                                    150,000        149,910
   2007-1, 5.55%, 2013                                    130,000        131,169
                                                                    ------------
                                                                       1,043,702
                                                                    ------------
CREDIT CARDS - 0.9%
BA Credit Card Trust
   2006-A9, 5.763%, 2013 (5)                              175,000        173,663
   2007-C1, 6.043%, 2014 (5)                              175,000        164,500

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED SECURITIES (CONTINUED)
CREDIT CARDS (CONTINUED)
Capital One Multi-Asset Execution Trust
   2007-C3, 6.043%, 2013 (5)                           $   70,000    $    68,074
   2005-A7, 4.70%, 2015                                    70,000         68,928
Citibank Credit Card Issuance Trust
   2007-A5, 5.50%, 2012                                   175,000        177,485
GE Capital Credit Card Master Note Trust
   2006-1, 5.08%, 2012                                     50,000         50,304
   2007-3, 6.053%, 2013 (5)                                90,000         87,613
MBNA Credit Card Master Note Trust
   2005-A3, 4.10%, 2012                                   185,000        181,752
   2006-C3, 6.043%, 2013 (5)                               35,000         33,712
                                                                    ------------
                                                                       1,006,031
                                                                    ------------
HOME EQUITY LOANS - 0.0%
BankBoston Home Equity Loan Trust
   1998-1, 6.35%, 2013                                      8,783          8,758
Chase Funding Mortgage Loan
Asset-Backed Certificates
   2002-2, 5.60%, 2031                                      7,432          6,438
                                                                    ------------
                                                                          15,196
                                                                    ------------
OTHER - 0.5%
CenterPoint Energy Transition Bond Company LLC
   2001-1, 5.63%, 2015                                     75,000         76,609
CNH Equipment Trust
   2007-A, 5.08%, 2014                                     50,000         49,671
GE Equipment Small Ticket LLC
   2005-1A, 4.51%, 2014 (1)(2)(3)                         100,000         99,062
Greenwich Capital Commercial Funding Corporation
   2007-GG9, 5.444%, 2039                                 175,000        172,935
Marriott Vacation Club Owner Trust
   2006-2A, 5.36%, 2028 (1)(2)(3)                          29,613         29,775
   2006-1A, 5.74%, 2028 (1)(2)(3)                          95,545         96,041
Peco Energy Transition Trust
   2001-A, 6.52%, 2010                                    100,000        104,539
                                                                    ------------
                                                                         628,632
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $2,703,655)                     $  2,693,561
                                                                    ------------
SHORT TERM INVESTMENTS - 0.7%
State Street GA Money Market Fund                      $  288,318   $    288,318
T. Rowe Price Reserve Investment Fund                     499,438        499,438
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $787,756)                        $    787,756
                                                                    ------------
TOTAL INVESTMENTS (SBL N FUND)                                      $114,611,235
(COST $102,618,303) - 99.8%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             194,983
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $114,806,218
                                                                    ============

FOOTNOTES

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
September 30, 2007 (Unaudited) - continued

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $103,287,522.

*    - Non-income producing security

1    - Security is deemed illiquid. See Note 6 in notes to financial statements.

2    - Security was acquired through a private placement.

3    - Security is a 144A security, which places restrictions on resale. See
       Note 7 in notes to financial statements.

4    - Security is a PFIC (Passive Foreign Investment Company)

5    - Variable rate security. Rate indicated is rate effective at September 30,
       2007.

6    - Security is a step-up bond. Rate indicated is rate effective at September
       30, 2007.

7    - Security is an interest-only strip. Rate indicated is effective yield at
       September 30, 2007.

Glossary:

ADR  - American Depositary Receipt
GDR  - Global Depositary Reciept
plc  - Public Limited Company
SBI  - Shares Beneficial Interest

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
September 30, 2007 (Unaudited)

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK - 94.7%
AEROSPACE & DEFENSE - 1.6%
Honeywell International, Inc.                             43,700   $  2,598,839
Raytheon Company                                          39,300      2,508,126
                                                                   ------------
                                                                      5,106,965
                                                                   ------------
AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                            25,000        827,000
                                                                   ------------
AIR FREIGHT & LOGISTICS - 0.3%
United Parcel Service, Inc. (Cl.B)                        12,500        938,750
                                                                   ------------
AIRLINES - 0.3%
Southwest Airlines Company                                62,700        927,960
                                                                   ------------
ALUMINUM - 0.6%
Alcoa, Inc.                                               50,100      1,959,912
                                                                   ------------
APPAREL RETAIL - 0.2%
Gap, Inc.                                                 38,700        713,628
                                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
Bank of New York Mellon
Corporation                                               79,200      3,495,888
Legg Mason, Inc.                                          18,900      1,593,081
State Street Corporation                                  31,500      2,147,040
                                                                   ------------
                                                                      7,236,009
                                                                   ------------
AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company *                                      93,000        789,570
                                                                   ------------
BIOTECHNOLOGY - 0.9%
Amgen, Inc. *                                             49,900      2,822,843
                                                                   ------------
BREWERS - 1.0%
Anheuser-Busch Companies, Inc.                            62,200      3,109,378
                                                                   ------------
BROADCASTING & CABLE TV - 0.7%
CBS Corporation (Cl.B)                                    70,200      2,211,300
                                                                   ------------
BUILDING PRODUCTS - 1.0%
Masco Corporation                                         90,500      2,096,885
USG Corporation *                                         31,500      1,182,825
                                                                   ------------
                                                                      3,279,710
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 1.1%
Alcatel-Lucent ADR                                        81,900        833,742
Motorola, Inc.                                            89,800      1,663,994
Nokia Oyj ADR                                             21,400        811,702
                                                                   ------------
                                                                      3,309,438
                                                                   ------------
COMPUTER HARDWARE - 0.9%
Dell, Inc. *                                             102,900      2,840,040
                                                                   ------------
CONSTRUCTION MATERIALS - 0.6%
Vulcan Materials Company                                  21,300      1,898,895
                                                                   ------------
CONSUMER FINANCE - 0.5%
Capital One Financial Corporation                         22,100      1,468,103
                                                                   ------------

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
Computer Sciences Corporation *                           25,200   $  1,408,680
                                                                   ------------
DISTILLERS & VINTNERS - 0.2%
Brown-Forman Corporation                                   6,900        516,879
                                                                   ------------
DISTRIBUTORS - 0.5%
Genuine Parts Company                                     33,300      1,665,000
                                                                   ------------
DIVERSIFIED BANKS - 1.6%
U.S. Bancorp                                             116,600      3,792,998
Wells Fargo & Company                                     33,000      1,175,460
                                                                   ------------
                                                                      4,968,458
                                                                   ------------
DIVERSIFIED CHEMICALS - 0.9%
E.I. Du Pont de Nemours & Company                         56,800      2,815,008
                                                                   ------------
ELECTRIC UTILITIES - 3.2%
Duke Energy Corporation                                   88,400      1,652,196
Entergy Corporation                                       29,100      3,151,239
FirstEnergy Corporation                                   30,557      1,935,480
Pinnacle West Capital Corporation                         27,800      1,098,378
Progress Energy, Inc.                                     43,000      2,014,550
                                                                   ------------
                                                                      9,851,843
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Cooper Industries, Ltd.                                   27,676      1,413,967
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.6%
Waste Management, Inc.                                    47,322      1,785,932
                                                                   ------------
FOOD DISTRIBUTORS - 0.3%
SYSCO Corporation                                         24,500        871,955
                                                                   ------------
HEALTH CARE EQUIPMENT - 0.9%
Baxter International, Inc.                                37,300      2,099,244
Boston Scientific Corporation *                           59,700        832,815
                                                                   ------------
                                                                      2,932,059
                                                                   ------------
HOME IMPROVEMENT RETAIL - 0.8%
Home Depot, Inc.                                          75,700      2,455,708
                                                                   ------------
HOMEBUILDING - 0.2%
DR Horton, Inc.                                           60,700        777,567
                                                                   ------------
HOMEFURNISHING RETAIL - 0.7%
Bed Bath & Beyond, Inc. *                                 63,000      2,149,560
                                                                   ------------
HOUSEHOLD PRODUCTS - 2.7%
Colgate-Palmolive Company                                 47,200      3,366,304
Kimberly-Clark Corporation                                26,800      1,882,968
Procter & Gamble Company                                  44,000      3,094,960
                                                                   ------------
                                                                      8,344,232
                                                                   ------------
HOUSEWARES & SPECIALTIES - 1.6%
Fortune Brands, Inc.                                      30,000      2,444,700

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
HOUSEWARES & SPECIALTIES (CONTINUED)
Newell Rubbermaid, Inc.                                   92,600   $  2,668,732
                                                                   ------------
                                                                      5,113,432
                                                                   ------------
HYPERMARKETS & SUPER CENTERS - 0.9%
Wal-Mart Stores, Inc.                                     63,100      2,754,315
                                                                   ------------
INDUSTRIAL CONGLOMERATES - 4.9%
3M Company                                                50,400      4,716,432
General Electric Company                                 252,700     10,461,780
                                                                   ------------
                                                                     15,178,212
                                                                   ------------
INDUSTRIAL MACHINERY - 1.5%
Illinois Tool Works, Inc.                                 43,700      2,606,268
Ingersoll-Rand Company, Ltd.                              30,300      1,650,441
Pall Corporation                                          11,000        427,900
                                                                   ------------
                                                                      4,684,609
                                                                   ------------
INSURANCE BROKERS - 1.2%
Marsh & McLennan Companies, Inc.                         146,600      3,738,300
                                                                   ------------
INTEGRATED OIL & GAS - 9.0%
BP plc ADR                                                34,384      2,384,530
Chevron Corporation                                       78,332      7,330,309
Exxon Mobil Corporation                                   75,968      7,031,598
Hess Corporation                                          50,400      3,353,112
Murphy Oil Corporation                                    43,600      3,047,204
Royal Dutch Shell plc ADR                                 62,300      5,119,814
                                                                   ------------
                                                                     28,266,567
                                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES - 3.9%
AT&T, Inc.                                               150,201      6,355,004
Qwest Communications International, Inc. *               293,901      2,692,133
Verizon Communications, Inc.                              66,236      2,932,930
Windstream Corporation                                    12,604        177,969
                                                                   ------------
                                                                     12,158,036
                                                                   ------------
INTERNET SOFTWARE & SERVICES - 0.8%
Yahoo!, Inc. *                                            90,700      2,434,388
                                                                   ------------
INVESTMENT BANKING & BROKERAGE - 1.2%
Charles Schwab Corporation                               136,100      2,939,760
Merrill Lynch & Company, Inc.                             12,600        898,128
                                                                   ------------
                                                                      3,837,888
                                                                   ------------
LEISURE PRODUCTS - 0.7%
Mattel, Inc.                                              88,300      2,071,518
                                                                   ------------
Life & Health Insurance - 1.4%
Lincoln National Corporation                              47,324      3,121,964
Unum Group                                                56,700      1,387,449
                                                                   ------------
                                                                      4,509,413
                                                                   ------------
MOVIES & ENTERTAINMENT - 2.5%
Time Warner, Inc.                                        191,200      3,510,432
Viacom, Inc. (Cl.B) *                                     37,800      1,473,066

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
MOVIES & ENTERTAINMENT (CONTINUED)
Walt Disney Company                                       78,300   $  2,692,737
                                                                   ------------
                                                                      7,676,235
                                                                   ------------
MULTI-LINE INSURANCE - 1.4%
American International Group, Inc.                        52,500      3,551,625
Genworth Financial, Inc.                                  28,000        860,440
                                                                   ------------
                                                                      4,412,065
                                                                   ------------
MULTI-UTILITIES - 1.7%
Ameren Corporation                                         9,300        488,250
NiSource, Inc.                                           132,400      2,534,136
TECO Energy, Inc.                                         30,800        506,044
Xcel Energy, Inc.                                         79,200      1,705,968
                                                                   ------------
                                                                      5,234,398
                                                                   ------------
OFFICE SERVICES & SUPPLIES - 0.7%
Avery Dennison Corporation                                37,800      2,155,356
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
BJ Services Company                                       49,900      1,324,845
Schlumberger, Ltd.                                        25,200      2,646,000
                                                                   ------------
                                                                      3,970,845
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Anadarko Petroleum Corporation                            48,600      2,612,250
                                                                   ------------
OIL & GAS STORAGE & TRANSPORTATION  - 0.4%
Spectra Energy Corporation                                50,200      1,228,896
                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.3%
Citigroup, Inc.                                           72,533      3,385,115
JPMorgan Chase & Company                                 151,362      6,935,407
                                                                   ------------
                                                                     10,320,522
                                                                   ------------
PACKAGED FOODS & MEATS - 2.6%
Campbell Soup Company                                     25,200        932,400
General Mills, Inc.                                       45,300      2,627,853
Hershey Company                                           31,600      1,466,556
Kraft Foods, Inc.                                         56,200      1,939,462
McCormick & Company, Inc.                                 32,100      1,154,637
                                                                   ------------
                                                                      8,120,908
                                                                   ------------
PAPER PRODUCTS - 1.9%
International Paper Company                              122,920      4,409,140
MeadWestvaco Corporation                                  56,700      1,674,351
                                                                   ------------
                                                                      6,083,491
                                                                   ------------
PERSONAL PRODUCTS - 0.8%
Avon Products, Inc.                                       63,000      2,364,390
                                                                   ------------
PHARMACEUTICALS - 7.5%
Abbott Laboratories                                       37,300      2,000,026
Bristol-Myers Squibb Company                              87,900      2,533,278
Eli Lilly & Company                                       72,300      4,116,039
Johnson & Johnson                                         56,700      3,725,190
Merck & Company, Inc.                                     95,600      4,941,564

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Pfizer, Inc.                                             140,400   $  3,429,972
Wyeth                                                     58,200      2,592,810
                                                                   ------------
                                                                     23,338,879
                                                                   ------------
PHOTOGRAPHIC PRODUCTS - 0.7%
Eastman Kodak Company                                     81,500      2,180,940
                                                                   ------------
PROPERTY & CASUALTY INSURANCE - 1.5%
Chubb Corporation                                         23,600      1,265,904
Progressive Corporation                                   65,500      1,271,355
Travelers Companies, Inc.                                 44,184      2,224,223
                                                                   ------------
                                                                      4,761,482
                                                                   ------------
PUBLISHING - 3.2%
Dow Jones & Company, Inc.                                 47,300      2,823,810
Gannett Company, Inc.                                     53,600      2,342,320
McGraw-Hill Companies, Inc.                               28,400      1,445,844
New York Times Company                                   100,900      1,993,784
Tribune Company                                           46,940      1,282,401
                                                                   ------------
                                                                      9,888,159
                                                                   ------------
RAILROADS - 1.0%
Union Pacific Corporation                                 29,000      3,278,740
                                                                   ------------
REGIONAL BANKS - 2.0%
Fifth Third Bancorp                                       78,000      2,642,640
National City Corporation                                 44,000      1,103,960
SunTrust Banks, Inc.                                      31,500      2,383,605
                                                                   ------------
                                                                      6,130,205
                                                                   ------------
SEMICONDUCTOR EQUIPMENT - 0.2%
Applied Materials, Inc.                                   37,800        782,460
                                                                   ------------
SEMICONDUCTORS - 1.4%
Analog Devices, Inc.                                      68,400      2,473,344
Intel Corporation                                         69,400      1,794,684
                                                                   ------------
                                                                      4,268,028
                                                                   ------------
SOFT DRINKS - 0.8%
Coca-Cola Company                                         44,200      2,540,174
                                                                   ------------
SPECIALIZED CONSUMER SERVICES - 0.7%
H&R Block, Inc.                                          103,800      2,198,484
                                                                   ------------
SPECIALTY CHEMICALS - 0.8%
International Flavors & Fragrances, Inc.                  49,800      2,632,428
                                                                   ------------
SYSTEMS SOFTWARE - 1.6%
Microsoft Corporation                                    173,300      5,105,418
                                                                   ------------
THRIFTS & MORTGAGE FINANCE - 0.9%
Countrywide Financial Corporation                         59,900      1,138,699
Federal National Mortgage Association                     25,700      1,562,817
                                                                   ------------
                                                                      2,701,516
                                                                   ------------
TOBACCO - 0.4%
UST, Inc.                                                 24,500      1,215,200
                                                                   ------------

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES - 1.4%
Alltel Corporation                                        29,300   $  2,041,624
Sprint Nextel Corporation                                127,300      2,418,700
                                                                   ------------
                                                                      4,460,324
                                                                   ------------
TOTAL COMMON STOCK (Cost $240,244,498)                             $295,804,820
                                                                   ------------
FOREIGN STOCK - 1.3%
JAPAN - 0.6%
Sony Corporation                                          37,600      1,823,288
                                                                   ------------
NORWAY - 0.4%
Statoil ASA                                               37,500      1,278,030
                                                                   ------------
UNITED KINGDOM - 0.3%
Royal Bank of Scotland Group plc                         101,500      1,091,320
                                                                   ------------
TOTAL FOREIGN STOCK (Cost $3,669,161)                              $  4,192,638
                                                                   ------------

                                                      Principal
                                                        Amount         Value
                                                     -----------   ------------
CONVERTIBLE BOND - 0.1%
AUTOMOTIVE - 0.1%
Ford Motor Company
   4.25%, 2036                                       $   380,000        444,125
                                                                   ------------
TOTAL CONVERTIBLE BOND (Cost $380,000)                             $    444,125
                                                                   ------------
SHORT TERM INVESTMENTS - 4.1%
State Street GA Money Market Fund                    $    21,144   $     21,144
T. Rowe Price Reserve Investment Fund                 12,698,784     12,698,785
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS                                       $ 12,719,929
(Cost $12,719,929)
                                                                   ------------
TOTAL INVESTMENTS (SBL O FUND)                                     $313,161,512
(COST $257,013,588) - 100.2%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                         (694,858)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $312,466,654
                                                                   ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $258,251,604.

*    - Non-income producing security

Glossary:

ADR  - American Depositary Receipt

plc  - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2007 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
COMMON STOCK - 0.1%
AIR FREIGHT & LOGISTICS - 0.0%
Atlas Air Worldwide Holdings, Inc. *                             47   $    2,425
                                                                      ----------
AIRLINES - 0.0%
ACE Aviation Holdings, Inc. *                                    32          857
Delta Air Lines, Inc. *                                       1,719       30,856
Northwest Airlines Corporation *                                255        4,539
                                                                      ----------
                                                                          36,252
                                                                      ----------
BROADCASTING & CABLE TV - 0.0%
Adelphia Recovery Trust *                                     5,270        1,264
Cebridge Connections *                                          558        5,580
Time Warner Cable, Inc. *                                       304        9,944
                                                                      ----------
                                                                          16,788
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES - 0.0
Viasystems Group, Inc. * (1)                                  1,207           --
                                                                      ----------
HEALTH CARE EQUIPMENT - 0.0%
MEDIQ, Inc. *                                                    92            1
                                                                      ----------
HOUSEHOLD PRODUCTS - 0.0%
WKI Holding Company, Inc. * (1)                                 202           --
                                                                      ----------
MORTGAGE REIT'S - 0.1%
Bimini Capital Management, Inc.                              30,450       40,194
HomeBanc Corporation                                         30,000          780
                                                                      ----------
                                                                          40,974
                                                                      ----------
TOTAL COMMON STOCK (Cost $792,295)                                    $   96,440
                                                                      ----------
PREFERRED STOCK - 1.2%
DEPARTMENT STORES - 0.4%
Sears Holdings Corporation *                                 24,830      504,691
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Hospitality Properties Trust                                 50,000    1,087,500
                                                                      ----------
STEEL - 0.0%
Weirton Steel Corporation * (1)                                 315           --
                                                                      ----------
TOTAL PREFERRED STOCK (Cost $1,835,243)                               $1,592,191
                                                                      ----------

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
CONVERTIBLE BOND - 4.2%
AEROSPACE & DEFENSE - 0.7%
DRS Technologies, Inc.
   2.00%, 2026 (2)(3)                                    $  800,000      860,000
                                                                      ----------
AUTOMOTIVE - 0.5%
Sonic Automotive, Inc.
   5.25%, 2009                                              650,000      637,000
                                                                      ----------
BROADCAST MEDIA - 0.6%
Sinclair Broadcast Group, Inc.
   4.875%, 2018 (4)                                         850,000      802,187
                                                                      ----------

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
CONVERTIBLE BOND (CONTINUED)
HEALTH CARE - SERVICES - 0.9%
InvaCare Corporation
   4.125%, 2027 (2)(3)                                   $1,000,000   $1,144,017
                                                                      ----------
PETROLEUM - 0.9%
USEC, Inc.
   3.00%, 2014                                            1,100,000    1,199,000
                                                                      ----------
TELECOMMUNICATIONS - 0.6%
Nextel Communications, Inc.
   5.25%, 2010                                              750,000      748,125
                                                                      ----------
TOTAL CONVERTIBLE BOND (Cost $5,108,006)                              $5,390,329
                                                                      ----------
CORPORATE BOND - 73.8%
AEROSPACE & DEFENSE - 4.9%
Bombardier, Inc.
   6.75%, 2012 (2)(3)                                     1,075,000    1,077,688
Esterline Technologies Corporation
   7.75%, 2013 (3)                                          610,000      619,150
L-3 Communications Corporation
   7.63%, 2012                                            1,275,000    1,303,688
Sequa Corporation
   8.875%, 2008                                             280,000      282,800
   9.00%, 2009                                              325,000      338,000
Vought Aircraft Industries, Inc.
   8.00%, 2011                                            2,675,000    2,614,812
                                                                      ----------
                                                                       6,236,138
                                                                      ----------
AIRLINES - 2.4%
Calair Capital Corporation
   8.13%, 2008                                              675,000      675,000
Continental Airlines, Inc.
   7.03%, 2011                                              361,674      350,824
   8.31%, 2011                                              593,589      580,234
Delta Air Lines, Inc.
   7.90%, 2009 (5)                                           75,000        4,312
   7.71%, 2011                                              530,000      519,400
   7.78%, 2012                                              979,081      969,290
Northwest Airlines, Inc.
   9.88%, 2007                                               10,000        1,000
                                                                      ----------
                                                                       3,100,060
                                                                      ----------
AUTOMOTIVE - 4.8%
Dura Operating Corporation
   8.625%, 2012 (5)                                          10,000        4,725
Ford Motor Credit Company LLC
   9.81%, 2012 (6)                                          300,000      310,496
General Motors Corporation
   8.375%, 2033                                           1,450,000    1,270,562
Group 1 Automotive, Inc.
   8.25%, 2013                                            1,050,000    1,050,000
Metaldyne Corporation
   11.00%, 2012                                           1,000,000      857,500
Sonic Automotive, Inc.
   8.63%, 2013                                              600,000      592,500

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2007 (Unaudited) - continued

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
CORPORATE BOND (CONTINUED)
AUTOMOTIVE (CONTINUED)
Tenneco, Inc.
   8.63%, 2014                                           $  550,000   $  554,125
TRW Automotive, Inc.
   7.00%, 2014 (2)(3)                                       300,000      291,000
   7.25%, 2014 (2)(3)                                     1,250,000    1,218,750
                                                                      ----------
                                                                       6,149,658
                                                                      ----------
BANKING - 0.1%
FCB Capital Trust
   8.05%, 2028                                               75,000       78,484
Western Financial Bank
   9.625%, 2012                                               5,000        5,368
                                                                      ----------
                                                                          83,852
                                                                      ----------
BROKERAGE - 1.8%
E*Trade Financial Corporation
   8.00%, 2011                                            1,650,000    1,641,750
   7.875%, 2015                                             700,000      647,500
                                                                      ----------
                                                                       2,289,250
                                                                      ----------
CHEMICALS - 1.1%
CNA Holdings, Inc.
   7.13%, 2009                                              225,000      218,250
Lyondell Chemical Company
   8.25%, 2016                                              250,000      281,875
Methanex Corporation
   8.75%, 2012                                                5,000        5,300
PolyOne Corporation
   6.52%, 2010                                              330,000      312,675
   6.58%, 2011                                              625,000      575,000
                                                                      ----------
                                                                       1,393,100
                                                                      ----------
CONSTRUCTION MACHINERY - 1.1%
Neff Corporation
   10.00%, 2015                                             100,000       71,000
United Rentals North America, Inc.
   6.50%, 2012                                              625,000      632,812
   7.00%, 2014                                              625,000      637,500
                                                                      ----------
                                                                       1,341,312
                                                                      ----------
CONSUMER PRODUCTS - 0.2%
Hanesbrands, Inc.
   8.784%, 2014 (3)(6)                                      150,000      149,250
Hasbro, Inc.
   6.15%, 2008                                               56,000       56,092
Icon Health & Fitness
   11.25%, 2012                                              25,000       25,500
                                                                      ----------
                                                                         230,842
                                                                      ----------
ELECTRIC - 2.7%
AES Red Oak LLC
   8.54%, 2019                                            1,148,846    1,223,521
Avista Corporation
   9.75%, 2008                                               50,000       51,418
CMS Energy Corporation
   9.875%, 2007                                              10,000       10,000

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
Dynegy Holdings, Inc.
   7.75%, 2019 (2)(3)                                    $  250,000   $  239,062
East Coast Power LLC
   6.74%, 2008                                               10,857       10,961
   7.07%, 2012                                               84,520       87,901
Edison Mission Energy
   7.20%, 2019 (2)(3)                                       700,000      689,500
Reliant Energy, Inc.
   6.75%, 2014                                            1,000,000    1,010,000
Westar Energy, Inc.
   7.125%, 2009                                              90,000       91,615
                                                                      ----------
                                                                       3,413,978
                                                                      ----------
ENTERTAINMENT - 1.3%
AMC Entertainment, Inc.
   11.00%, 2016                                           1,000,000    1,065,000
Speedway Motorsports, Inc.
   6.75%, 2013                                              625,000      615,625
                                                                      ----------
                                                                       1,680,625
                                                                      ----------
ENVIRONMENTAL - 0.3%
Casella Waste Systems, Inc.
   9.75%, 2013                                              400,000      408,000
                                                                      ----------
FINANCIAL - OTHER - 1.7%
Cardtronics, Inc.
   9.25%, 2013 (4)                                          900,000      861,750
Harland Clarke Holdings Corporation
   10.308%, 2015 (6)                                      1,400,000    1,249,500
                                                                      ----------
                                                                       2,111,250
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 1.5%
General Motors Acceptance Corporation
   6.75%, 2014                                              650,000      589,145
   8.00%, 2031                                            1,350,000    1,324,461
                                                                      ----------
                                                                       1,913,606
                                                                      ----------
FOOD & BEVERAGE - 1.2%
Dole Food Company, Inc.
   7.25%, 2010                                              400,000      378,000
   8.88%, 2011                                            1,150,000    1,121,250
Land O' Lakes, Inc.
   8.75%, 2011                                               60,000       61,725
                                                                      ----------
                                                                       1,560,975
                                                                      ----------
GAMING - 3.2%
American Casino & Entertainment
Properties LLC
   7.85%, 2012                                              300,000      308,250
Galaxy Entertainment Finance Company, Ltd.
   9.88%, 2012 (2)(3)                                       975,000    1,004,250
Mandalay Resort Group
   6.50%, 2009                                              300,000      301,500

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2007 (Unaudited) - continued

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
CORPORATE BOND (CONTINUED)
GAMING (CONTINUED)
MGM Mirage
   8.50%, 2010                                           $   15,000   $   15,675
   8.375%, 2011                                              55,000       57,338
   6.75%, 2012                                              625,000      614,844
   6.75%, 2013 (3)                                          500,000      488,750
Pinnacle Entertainment, Inc.
   7.50%, 2015 (2)(3)                                       250,000      236,562
Station Casinos, Inc.
   6.00%, 2012                                              925,000      878,750
Turning Stone Resort Casino Enterprise
   9.13%, 2014 (2)(3)                                       150,000      155,250
                                                                      ----------
                                                                       4,061,169
                                                                      ----------
HEALTH CARE - 2.3%
Coventry Health Care, Inc.
   6.13%, 2015                                              575,000      570,355
HCA, Inc.
   6.50%, 2016                                            1,850,000    1,572,500
InvaCare Corporation
   9.75%, 2015 (3)                                          150,000      150,000
US Oncology, Inc.
   10.75%, 2014                                             675,000      696,938
                                                                      ----------
                                                                       2,989,793
                                                                      ----------
INDEPENDENT ENERGY - 1.9%
Forest Oil Corporation
   8.00%, 2008                                               15,000       15,150
   7.25%, 2019 (2)(3)                                       375,000      375,000
Hilcorp Energy I, LP
   7.75%, 2015 (2)(3)                                       250,000      244,375
Plains Exploration & Production Company
   7.00%, 2017                                              500,000      467,500
Range Resources Corporation
   7.38%, 2013                                               75,000       76,125
Transmeridian Exploration, Inc.
   12.00%, 2010                                           1,225,000    1,186,719
                                                                      ----------
                                                                       2,364,869
                                                                      ----------
INDUSTRIAL - OTHER - 3.6%
Belden CDT, Inc.
   7.00%, 2017 (2)(3)                                       300,000      297,000
Briggs & Stratton Corporation
   8.88%, 2011                                            1,250,000    1,334,375
Corrections Corporation of America
   7.50%, 2011                                              200,000      201,500
GrafTech Finance, Inc.
   10.25%, 2012                                             415,000      432,637
Johnsondiversey, Inc.
   9.625%, 2012                                               5,000        5,075
Mobile Services Group, Inc.
   9.75%, 2014 (2)(3)                                       200,000      200,000
Noble Group, Ltd.
   6.63%, 2015 (2)(3)                                       550,000      511,636

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
CORPORATE BOND (CONTINUED)
INDUSTRIAL - OTHER (CONTINUED)
USEC, Inc.
   6.75%, 2009                                           $1,625,000   $1,592,500
                                                                      ----------
                                                                       4,574,723
                                                                      ----------
INSURANCE - LIFE - 0.1%
Genamerica Capital I
   8.53%, 2027 (2)(3)                                       175,000      182,977
                                                                      ----------
INSURANCE - PROPERTY & CASUALTY - 2.3%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                            2,825,000    2,803,812
USI Holdings Corporation
   9.75%, 2015 (2)(3)                                       100,000       89,750
                                                                      ----------
                                                                       2,893,562
                                                                      ----------
MEDIA - CABLE - 1.2%
Cablevision Systems Corporation
   9.82%, 2009 (6)                                          250,000      257,500
CSC Holdings, Inc.
   7.25%, 2008                                              375,000      375,938
   8.125%, 2009 to 2009                                      35,000       35,613
   6.75%, 2012                                              325,000      312,812
Jones Intercable, Inc.
   7.63%, 2008                                              200,000      202,423
Shaw Communications, Inc.
   7.25%, 2011                                              375,000      384,375
                                                                      ----------
                                                                       1,568,661
                                                                      ----------
MEDIA - NON CABLE - 6.1%
Block Communications, Inc.
   8.25%, 2015 (2)(3)                                       975,000      970,125
Bonten Media Acquisition Company
   9.00%, 2015 (2)(3)                                       100,000       89,500
CMP Susquehanna Corporation
   9.875%, 2014 (4)                                       1,200,000    1,116,000
Fisher Communications, Inc.
   8.63%, 2014                                              250,000      258,750
Historic TW, Inc.
   9.125%, 2013                                              30,000       34,393
Intelsat, Ltd.
   7.63%, 2012                                              725,000      619,875
Lamar Media Corporation
   6.63%, 2015                                              250,000      241,250
Morris Publishing Group LLC
   7.00%, 2013 (3)                                        1,625,000    1,271,562
Reader's Digest Association, Inc.
   9.00%, 2017 (2)(3)                                       150,000      135,000
RH Donnelley Finance Corporation I
   10.88%, 2012 (2)(3)                                      125,000      133,125
Satelites Mexicanos S.A. de CV
   13.948%, 2011 (6)                                      1,464,175    1,537,384
Univision Communications, Inc.
   9.75%, 2015 (2)(3)                                     1,350,000    1,316,250
                                                                      ----------
                                                                       7,723,214
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
METALS & MINING - 1.5%
Asia Aluminum Holdings, Ltd.
   8.00%, 2011 (2)(3)                                  $1,400,000   $  1,361,500
Bulong Operations Pty, Ltd.
   12.50%, 2008 (1)(5)                                    185,000             --
National Steel Corporation
   9.875%, 2009 (1)(5)(7)                                  15,915             --
PNA Group, Inc.
   10.75%, 2016 (3)                                       500,000        510,000
                                                                    ------------
                                                                       1,871,500
                                                                    ------------
NATURAL GAS PIPELINES - 2.5%
MarkWest Energy Partners, LP
   8.50%, 2016                                            400,000        394,000
Regency Energy Partners, LP
   8.375%, 2013                                         1,105,000      1,157,487
SemGroup, LP
   8.75%, 2015 (2)(3)                                   1,200,000      1,173,000
Williams Companies, Inc.
   6.38%, 2010 (2)(3)                                     200,000        201,000
Williams Partners, LP
   7.25%, 2017                                            250,000        255,000
                                                                    ------------
                                                                       3,180,487
                                                                    ------------
OIL FIELD SERVICES - 0.8%
Calfrac Holdings LP
   7.75%, 2015 (2)(3)                                     250,000        240,625
Pemex Project Funding Master Trust
   8.50%, 2008                                             30,000         30,300
   7.875%, 2009 (4)                                        35,000         36,141
   9.125%, 2010                                            40,000         44,220
Stallion Oilfield Services
   9.75%, 2015 (2)(3)                                     700,000        678,125
                                                                    ------------
                                                                       1,029,411
                                                                    ------------
PACKAGING - 0.7%
Ball Corporation
   6.88%, 2012                                            250,000        253,125
Graham Packaging Company, Inc.
   9.88%, 2014                                            625,000        618,750
Owens-Illinois, Inc.
   7.50%, 2010                                             30,000         30,225
                                                                    ------------
                                                                         902,100
                                                                    ------------
PAPER - 1.4%
Georgia-Pacific Corporation
   7.13%, 2017 (2)(3)                                     325,000        314,437
Sino-Forest Corporation
   9.13%, 2011 (2)(3)                                   1,375,000      1,454,063
                                                                    ------------
                                                                       1,768,500
                                                                    ------------
PHARMACEUTICALS - 1.2%
Valeant Pharmaceuticals International
   7.00%, 2011                                          1,550,000      1,519,000
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
REFINING - 1.5%
Frontier Oil Corporation
   6.63%, 2011                                         $  300,000   $    294,750
United Refining Company
   10.50%, 2012 (2)(3)                                  1,350,000      1,390,500
VeraSun Energy Corporation
   9.375%, 2017 (2)(3)                                    250,000        215,000
                                                                    ------------
                                                                       1,900,250
                                                                    ------------
REIT'S - 2.0%
American Real Estate Partners, LP
   8.13%, 2012                                          2,185,000      2,165,881
   7.13%, 2013                                            400,000        381,000
                                                                    ------------
                                                                       2,546,881
                                                                    ------------
RESTAURANTS - 0.1%
Seminole Hard Rock Entertainment, Inc.
   8.194%, 2014 (2)(3)(6)                                 150,000        146,438
                                                                    ------------
RETAILERS - 5.8%
Blockbuster, Inc.
   9.00%, 2012 (4)                                      1,100,000        990,000
Duane Reade, Inc.
   9.75%, 2011                                          1,300,000      1,244,750
General Nutrition Centers, Inc.
   10.009%, 2014 (6)                                      675,000        648,000
GSC Holdings Corporation
   8.00%, 2012                                            625,000        650,000
Harry & David Holdings, Inc.
   9.00%, 2013                                            900,000        859,500
JC Penney Corporation, Inc.
   7.375%, 2008                                            40,000         40,576
Michaels Stores, Inc.
   11.38%, 2016 (2)(3)                                  1,500,000      1,533,750
PCA LLC
   11.875%, 2009 (5)                                       30,000          1,800
Saks, Inc.
   9.875%, 2011                                         1,300,000      1,384,500
                                                                    ------------
                                                                       7,352,876
                                                                    ------------
SERVICES - 0.0%
American ECO Corporation
   9.63%, 2008 (1)(2)(5)(7)                               200,000             --
                                                                    ------------
SUPERMARKETS - 0.0%
Fleming Companies, Inc.
   9.88%, 2012 (1)(5)(7)                                  400,000             --
                                                                    ------------
TECHNOLOGY - 6.2%
Amkor Technology, Inc.
   9.25%, 2016                                          2,675,000      2,701,750
Anixter International, Inc.
   5.95%, 2015                                            250,000        228,750
Freescale Semiconductor, Inc.
   10.13%, 2016 (2)(3)                                  1,275,000      1,185,750

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
TECHNOLOGY (CONTINUED)
Iron Mountain, Inc.
   8.25%, 2011                                         $  800,000   $    796,000
NXP BV
   9.50%, 2015                                            650,000        606,125
Seagate Technology HDD Holdings
   6.80%, 2016                                            650,000        635,375
Viasystems, Inc.
   10.50%, 2011                                         1,700,000      1,700,000
                                                                    ------------
                                                                       7,853,750
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 2.3%
American Cellular Corporation
   10.00%, 2011                                           161,000        168,245
Dobson Communications Corporation
   9.61%, 2012 (6)                                        350,000        356,125
iPCS, Inc.
   8.606%, 2014 (2)(3)(6)                                 400,000        392,000
MetroPCS Wireless, Inc.
   9.25%, 2014 (2)(3)                                     675,000        688,500
Rural Cellular Corporation
   11.106%, 2012 (6)                                      650,000        663,000
   8.621%, 2013 (2)(3)(6)                                 675,000        691,875
                                                                    ------------
                                                                       2,959,745
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.1%
EXDS, Inc.
   11.625%, 2010 (1)(5)(7)                                340,726             --
Qwest Corporation
   7.88%, 2011                                            150,000        157,500
Telecommunications Technique
   9.75%, 2008 (1)(5)(7)                                   30,000             --
                                                                    ------------
                                                                         157,500
                                                                    ------------
TEXTILE - 0.2%
Invista
   9.25%, 2012 (2)(3)                                     250,000        262,500
                                                                    ------------
TRANSPORTATION SERVICES - 1.7%
American Railcar Industries, Inc.
   7.50%, 2014                                            250,000        248,750
Overseas Shipholding Group, Inc.
   8.25%, 2013                                            400,000        412,500
St. Acquisition Corporation
   12.50%, 2017 (2)(3)                                  1,350,000        904,500
US Shipping Partners, LP Shipping Finance
   Corporation
   13.00%, 2014                                           625,000        615,625
                                                                    ------------
                                                                       2,181,375
                                                                    ------------
TOTAL CORPORATE BOND (Cost $95,784,784)                             $ 93,903,927
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
FOREIGN BOND - 0.3%
CHILE - 0.0%
Chile Government International Bond
   7.125%, 2012                                        $   25,000   $     26,938
                                                                    ------------
MEXICO - 0.2%
Mexico Government International Bond
   8.375%, 2011                                            85,000         93,712
   7.50%, 2012                                            116,000        126,788
                                                                    ------------
                                                                         220,500
                                                                    ------------
PHILIPPINES - 0.0%
Philippine Government International Bond
   8.375%, 2009                                            30,000         31,275
                                                                    ------------
RUSSIA - 0.1%
Russia Government International Bond
   8.25%, 2010 (2)(3)                                      24,334         25,322
Russian Ministry of Finance
   3.00%, 2011                                             80,000         73,200
                                                                    ------------
                                                                          98,522
                                                                    ------------
SOUTH AFRICA - 0.0%
South Africa Government International Bond
   7.375%, 2012                                            35,000         37,800
                                                                    ------------
TOTAL FOREIGN BOND (Cost $372,241)                                  $    415,035
                                                                    ------------
FOREIGN GOVERNMENT BOND - 0.1%
TUNISIA - 0.1%
Banque Centrale de Tunisie
   7.375%, 2012                                            80,000         85,600
                                                                    ------------
TOTAL FOREIGN GOVERNMENT BOND (Cost $79,292)                        $     85,600
                                                                    ------------
SENIOR FLOATING RATE INTERESTS - 5.1%
AUTOMOTIVE - 1.5%
Delphi, Term Loan C
   8.12%, 2007 (6)(8)                                     650,000        646,141
Ford Motor Company, Term Loan B
   8.70%, 2013 (6)(8)                                   1,290,250      1,249,750
                                                                    ------------
                                                                       1,895,891
                                                                    ------------
BUSINESS EQUIPMENT & SERVICES - 1.6%
First Data Corporation, Term Loan - Initial B-1
   0.00%, 2014 (6)(8)                                   2,100,000      2,013,812
                                                                    ------------
HEALTH CARE - 0.7%
DaVita, Inc., Term Loan B
   6.70%, 2012 (6)(8)                                     180,760        177,083
   6.86%, 2012 (6)(8)                                     505,316        495,037
   6.88%, 2012 (6)(8)                                     148,581        145,559
   7.00%, 2012 (6)(8)                                      45,894         44,960
   7.01%, 2012 (6)(8)                                      40,494         39,671
                                                                    ------------
                                                                         902,310
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
MEDIA - NON CABLE - 0.9%
VNU, Term Loan
   7.36%, 2013 (6)(8)                                  $1,237,502   $  1,200,957
                                                                    ------------
UTILITIES - 0.4%
LS Power/Broadway General Funding LLC, Term Loan B
   8.94%, 2015 (6)(8)                                     500,000        482,500
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTERESTS
(Cost $6,609,620)                                                   $  6,495,470
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 4.4%
Federal Home Loan Bank
   4.35% - 2007                                         1,500,000      1,499,456
   4.40% - 2007                                         2,000,000      1,997,800
   4.428% - 2007                                        2,050,000      2,048,992
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
(Cost $5,546,248)                                                   $  5,546,248
                                                                    ------------
ASSET BACKED SECURITIES - 0.0%
AIRLINES - 0.0%
Pegasus Aviation Lease Securitization
   2000-1, 8.42%, 2030 (1)(2)(5)(7)                       489,231             --
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $370,951)                       $         --
                                                                    ------------
COMMERCIAL PAPER - 10.2%
BANKING - 1.2%
UBS Finance (DE) LLC
   4.65%, 10/3/2007                                     1,500,000      1,499,613
                                                                    ------------
BROKERAGE - 3.1%
Goldman Sachs Group, Inc.
   4.82%, 10/12/2007                                    1,000,000        998,527
JP Morgan Chase & Company
   4.65%, 10/1/2007                                     1,500,000      1,500,000
   4.65%, 10/2/2007                                     1,500,000      1,499,806
                                                                    ------------
                                                                       3,998,333
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 2.4%
General Electric Capital Corporation
   4.85%, 10/2/2007                                     1,500,000      1,499,798
   4.64%, 10/3/2007                                     1,500,000      1,499,613
                                                                    ------------
                                                                       2,999,411
                                                                    ------------
NON U.S. BANKING - 3.5%
Bank of Ireland
   5.05%, 10/9/2007                                     1,500,000      1,498,317
Danske Corporation
   4.86%, 10/4/2007                                     1,500,000      1,499,392
Societe Generale
   4.84%, 10/1/2007                                     1,500,000      1,500,000
                                                                    ------------
                                                                       4,497,709
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $12,995,066)                           $ 12,995,066
                                                                    ------------


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.5%
   United Missouri Bank, 4.53%, dated 9/28/07,
   matures 10/01/07; repurchase amount $633,239
   (Collateralized by FHLMC, 3.50%, 10/19/07 with
   a value of $646,660)                                $  633,000   $    633,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $633,000)                          $    633,000
                                                                    ------------
TOTAL INVESTMENTS (SBL P FUND)                                      $127,153,306
(COST $130,126,746) - 99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                             111,785
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $127,265,091
                                                                    ============


FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $129,395,116.

*    - Non-income producing security

1    - Security is deemed illiquid. See Note 6 in notes to financial statements.

2    - Security was acquired through a private placement.

3    - Security is a 144A security, which places restrictions on resale. See
       Note 7 in notes to financial statements.

4    - Security is a step-up bond. Rate indicated is rate effective at September
       30, 2007.

5    - Security is in default of interest and/or principal obligations.

6    - Variable rate security. Rate indicated is rate effective at September 30,
       2007.

7    - Security is fair valued by the Board of Directors. See Note 5 in notes to financial statements.

8    - Security is a senior floating rate interest. See notes to financial statements.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
September 30, 2007 (Unaudited)

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK - 92.9%
AIRLINES - 0.2%
Lan Airlines S.A. ADR                                     26,000   $    417,300
                                                                   ------------
APPAREL RETAIL - 1.2%
Collective Brands, Inc. * (1)                             28,000        617,680
Foot Locker, Inc. (1)                                     48,400        741,972
Tween Brands, Inc. *                                      22,000        722,480
                                                                   ------------
                                                                      2,082,132
                                                                   ------------
AUTOMOBILE MANUFACTURERS - 1.4%
Fleetwood Enterprises, Inc. * (1)                        295,300      2,524,815
                                                                   ------------
BIOTECHNOLOGY - 0.7%
CV Therapeutics, Inc. * (1)                              118,000      1,059,640
Infinity Pharmaceuticals, Inc. *                          24,700        223,782
                                                                   ------------
                                                                      1,283,422
                                                                   ------------
BROADCASTING & CABLE TV - 0.9%
Citadel Broadcasting Corporation                          62,500        260,000
Discovery Holding Company * (1)                           35,700      1,029,945
Entravision Communications Corporation *                  39,300        362,346
                                                                   ------------
                                                                      1,652,291
                                                                   ------------
CASINOS & GAMING - 0.2%
Empire Resorts, Inc. *                                    81,000        400,140
                                                                   ------------
COAL & CONSUMABLE FUELS - 0.1%
Evergreen Energy, Inc. *                                  49,800        253,980
                                                                   ------------
COMMERCIAL PRINTING - 0.6%
Deluxe Corporation (1)                                    27,900      1,027,836
                                                                   ------------
COMMODITY CHEMICALS - 0.4%
Calgon Carbon Corporation *                               38,000        530,480
Wellman, Inc.                                             95,000        228,000
                                                                   ------------
                                                                        758,480
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 5.9%
3Com Corporation *                                       709,000      3,502,460
Andrew Corporation *                                     142,500      1,973,625
China GrenTech Corporation, Ltd. ADR *                   130,260      1,283,061
Finisar Corporation *                                    184,000        515,200
MasTec, Inc. *                                            96,400      1,356,348
MRV Communications, Inc. *                               381,780        946,814
Nortel Networks Corporation *                             53,400        906,732
                                                                   ------------
                                                                     10,484,240
                                                                   ------------
COMPUTER HARDWARE - 0.6%
Cray, Inc. *                                             147,700      1,063,440
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS - 3.1%
Electronics for Imaging *                                 35,300        948,158
Intermec, Inc. * (1)                                     176,000      4,597,120
                                                                   ------------
                                                                      5,545,278
                                                                   ------------

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
CONSTRUCTION & ENGINEERING - 3.2%
Chicago Bridge & Iron Company N.V. (1)                   133,100   $  5,731,286
                                                                   ------------
CONSTRUCTION MATERIALS - 0.5%
U.S. Concrete, Inc. *                                    130,900        862,631
                                                                   ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Authorize.net Holdings, Inc. * (1)                        81,500      1,436,845
                                                                   ------------
DIVERSIFIED CHEMICALS - 0.4%
Ashland, Inc. (1)                                         11,900        716,499
                                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
Geo Group, Inc. * (1)                                    110,200      3,263,022
Healthcare Services Group                                 30,900        626,343
                                                                   ------------
                                                                      3,889,365
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
Encore Wire Corporation (1)                               22,000        552,860
GrafTech International, Ltd. * (1)                       124,800      2,226,432
Power-One, Inc. *                                        259,300      1,322,430
                                                                   ------------
                                                                      4,101,722
                                                                   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 2.3%
Cognex Corporation (1)                                    63,700      1,131,312
Coherent, Inc. * (1)                                      49,600      1,591,168
OSI Systems, Inc. *                                       62,565      1,408,338
                                                                   ------------
                                                                      4,130,818
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES - 1.2%
ABM Industries, Inc.                                     104,500      2,087,910
                                                                   ------------
GOLD - 8.6%
Goldcorp, Inc. (1)                                       231,700      7,080,752
Meridian Gold, Inc. * (1)                                 42,100      1,393,510
Randgold Resources, Ltd. ADR (1)                         204,700      6,804,228
                                                                   ------------
                                                                     15,278,490
                                                                   ------------
HEALTH CARE EQUIPMENT - 0.4%
Symmetry Medical, Inc. *                                  46,400        774,880
                                                                   ------------
HEALTH CARE FACILITIES - 1.1%
Manor Care, Inc.                                          29,100      1,874,040
                                                                   ------------
HEALTH CARE SERVICES - 1.9%
Cross Country Healthcare, Inc. *                         110,700      1,933,929
Gentiva Health Services, Inc. *                           70,100      1,346,621
Omnicare, Inc. (1)                                         3,000         99,390
                                                                   ------------
                                                                      3,379,940
                                                                   ------------
HEALTH CARE SUPPLIES - 1.3%
OraSure Technologies, Inc. *                             223,400      2,245,170
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
HOMEBUILDING - 2.0%
Champion Enterprises, Inc. * (1)                         332,200   $  3,647,556
                                                                   ------------
HOUSEWARES & SPECIALTIES - 0.1%
Jarden Corporation * (1)                                   7,100        219,674
                                                                   ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.6%
CDI Corporation                                            8,700        242,556
Kforce, Inc. *                                            67,200        864,192
                                                                   ------------
                                                                      1,106,748
                                                                   ------------
INTEGRATED OIL & GAS - 2.0%
InterOil Corporation * (1)                               112,900      3,567,640
                                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell, Inc. *                                  272,800      1,347,632
                                                                   ------------
INTERNET SOFTWARE & SERVICES - 0.1%
Vignette Corporation *                                     7,250        145,507
                                                                   ------------
IT CONSULTING & OTHER SERVICES - 0.3%
MPS Group, Inc. *                                         45,700        509,555
SRA International, Inc. * (1)                              3,400         95,472
                                                                   ------------
                                                                        605,027
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Applera Corporation - Applied
   Biosystems Group (1)                                   16,500        571,560
MDS, Inc.                                                 54,600      1,176,630
                                                                   ------------
                                                                      1,748,190
                                                                   ------------
METAL & GLASS CONTAINERS - 0.8%
Constar International, Inc. *                             38,100        176,022
Intertape Polymer Group, Inc. *                          365,060      1,241,204
                                                                   ------------
                                                                      1,417,226
                                                                   ------------
MORTGAGE REIT'S - 1.9%
Annaly Capital Management, Inc. (1)                      184,000      2,931,120
MFA Mortgage Investments, Inc.                            50,650        406,213
                                                                   ------------
                                                                      3,337,333
                                                                   ------------
OFFICE SERVICES & SUPPLIES - 0.9%
ACCO Brands Corporation * (1)                             70,000      1,570,800
                                                                   ------------
OIL & GAS DRILLING - 3.1%
Helmerich & Payne, Inc. (1)                               79,700      2,616,551
Parker Drilling Company *                                 27,100        220,052
Pride International, Inc. *                               36,600      1,337,730
Transocean, Inc. * (1)                                    12,500      1,413,125
                                                                   ------------
                                                                      5,587,458
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES - 11.4%
Boots & Coots International Control, Inc. *               36,300         50,457
Global Industries, Ltd. * (1)                            284,500      7,328,720
ION Geophysical Corporation * (1)                         44,700        618,201
Key Energy Services, Inc. *                              152,735      2,594,968

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Matrix Service Company *                                  12,600   $    263,970
Newpark Resources *                                      323,000      1,731,280
Oceaneering International, Inc. * (1)                     40,600      3,077,480
PHI, Inc. (Non Voting) *                                  34,900      1,051,886
PHI, Inc. *                                                6,400        185,920
Smith International, Inc. (1)                              8,500        606,900
Willbros Group, Inc. *                                    80,700      2,743,800
                                                                   ------------
                                                                     20,253,582
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION - 10.0%
Forest Oil Corporation * (1)                              37,000      1,592,480
Helix Energy Solutions Group, Inc. * (1)                  53,500      2,271,610
Mariner Energy, Inc. * (1)                                25,300        523,963
McMoRan Exploration Company *                            130,000      1,748,500
Newfield Exploration Company *                            28,400      1,367,744
Noble Energy, Inc. (1)                                    17,200      1,204,688
PetroHawk Energy Corporation *                            21,500        353,030
Petroquest Energy, Inc. *                                 37,200        399,156
Pioneer Natural Resources Company (1)                     14,600        656,708
Range Resources Corporation (1)                          190,100      7,729,466
                                                                   ------------
                                                                     17,847,345
                                                                   ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.2%
El Paso Corporation                                       17,000        288,490
                                                                   ------------
PACKAGED FOODS & MEATS - 1.2%
Del Monte Foods Company                                  208,200      2,186,100
                                                                   ------------
PAPER PACKAGING - 0.2%
Chesapeake Corporation (1)                                36,600        309,636
                                                                   ------------
PAPER PRODUCTS - 0.6%
Wausau Paper Corporation                                  91,300      1,017,995
                                                                   ------------
PERSONAL PRODUCTS - 0.5%
Prestige Brands Holdings, Inc. *                          76,700        842,166
                                                                   ------------
PHARMACEUTICALS - 1.3%
Alpharma, Inc.                                            71,900      1,535,784
Salix Pharmaceuticals, Ltd. *                             55,885        694,092
                                                                   ------------
                                                                      2,229,876
                                                                   ------------
PRECIOUS METALS & MINERALS - 2.4%
Apex Silver Mines, Ltd. *                                222,700      4,331,515
                                                                   ------------
PROPERTY & CASUALTY INSURANCE - 3.1%
Argo Group International Holdings, Ltd. *                 70,601      3,071,830
Donegal Group, Inc.                                        6,200        100,316
Hilltop Holdings, Inc. *                                  98,500      1,156,390

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
September 30, 2007 (Unaudited) - continued

                                                          SHARES       VALUE
                                                         -------   ------------
COMMON STOCK (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
Mercury General Corporation                               20,700   $  1,116,351
                                                                   ------------
                                                                      5,444,887
                                                                   ------------
PUBLISHING - 1.4%
McClatchy Company                                         29,300        585,414
RH Donnelley Corporation *                                26,200      1,467,724
Voyager Learning Company *                                53,500        432,815
                                                                   ------------
                                                                      2,485,953
                                                                   ------------
REGIONAL BANKS - 0.2%
Colonial BancGroup, Inc.                                  15,800        341,596
                                                                   ------------
SEMICONDUCTOR EQUIPMENT - 0.5%
Credence Systems Corporation *                           273,400        844,806
                                                                   ------------
SPECIALTY CHEMICALS - 0.8%
OM Group, Inc. * (1)                                      20,300      1,072,043
Symyx Technologies *                                      33,200        288,508
                                                                   ------------
                                                                      1,360,551
                                                                   ------------
SPECIALTY STORES - 0.1%
Sharper Image Corporation * (1)                           30,800        127,204
                                                                   ------------
STEEL - 3.7%
Carpenter Technology Corporation (1)                      20,100      2,613,201
Steel Dynamics, Inc. (1)                                  65,600      3,063,520
United States Steel Corporation (1)                        4,000        423,760
Webco Industries, Inc. *                                   4,740        426,600
                                                                   ------------
                                                                      6,527,081
                                                                   ------------
TRUCKING - 0.2%
Covenant Transportation Group, Inc. *                     42,550        287,213
                                                                   ------------
TOTAL COMMON STOCK (Cost $123,826,180)                             $165,029,737
                                                                   ------------
FOREIGN STOCK - 0.5%
CANADA - 0.5%
Air Canada *                                              11,100        147,859
Trilogy Energy Trust                                     100,225        826,224
                                                                   ------------
                                                                        974,083
                                                                   ------------
TOTAL FOREIGN STOCK (Cost $1,637,869)                              $    974,083
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
SHORT TERM INVESTMENTS - 0.8%
U.S. Treasury Bill
   4.81%, 2007 (1)                                   $ 1,000,000        994,659
   4.982%, 2007 (1)                                      217,000        216,517
   5.095%, 2007 (1)                                      135,000        134,964
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,345,965)                                                  $  1,346,140
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
REPURCHASE AGREEMENT - 6.2%
State Street, 2.25%, dated 9/28/07, matures
   10/01/07; repurchase amount $11,084,661
   (Collateralized by U.S. Treasury Note, 8/31/09
   with a value of $11,308,200)                      $11,082,583   $ 11,082,583
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
(Cost $11,082,583)                                                 $ 11,082,583
                                                                   ------------
TOTAL INVESTMENTS (SBL Q Fund)                                     $178,432,543
(Cost $137,892,597) - 100.4%

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                         (698,791)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $177,733,752
                                                                   ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $138,492,092.

*    - Non-income producing security

1    - Security is segregated as collateral for open written option contracts.

Glossary:
ADR  - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
September 30, 2007 (Unaudited)

                                                        SHARES         VALUE
                                                     -----------   ------------
COMMON STOCK - 93.8%
AEROSPACE & DEFENSE - 1.7%
Orbital Sciences Corporation *                           350,000   $  7,784,000
                                                                   ------------
AGRICULTURAL PRODUCTS - 0.6%
Corn Products International,Inc. (1)                      58,000      2,660,460
                                                                   ------------
APPAREL RETAIL - 2.4%
Collective Brands, Inc. *                                260,200      5,740,012
Stein Mart, Inc.                                         265,000      2,016,650
Talbots, Inc.                                            172,400      3,103,200
                                                                   ------------
                                                                     10,859,862
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.8%
Oxford Industries, Inc.                                  100,000      3,612,000
                                                                   ------------
APPLICATION SOFTWARE - 1.6%
EPIQ Systems, Inc. *                                     302,600      5,694,932
PLATO Learning, Inc. * (2)                               440,000      1,663,200
                                                                   ------------
                                                                      7,358,132
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.3%
HydroGen Corporation * (2)                               403,000      1,209,000
                                                                   ------------
BUILDING PRODUCTS - 0.3%
Trex Company, Inc. *                                     122,000      1,356,640
                                                                   ------------
COAL & CONSUMABLE FUELS - 7.1%
Arch Coal, Inc.                                          300,000     10,122,000
Consol Energy, Inc.                                      145,400      6,775,640
Evergreen Energy, Inc. *                               1,451,000      7,400,100
USEC, Inc. * (1)                                         724,000      7,421,000
                                                                   ------------
                                                                     31,718,740
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 2.6%
EFJ, Inc. *                                              404,000      2,343,200
MasTec, Inc. *                                           500,000      7,035,000
MRV Communications, Inc. *                               118,300        293,384
Symmetricom, Inc. *                                      440,000      2,068,000
                                                                   ------------
                                                                     11,739,584
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS - 0.2%
STEC, Inc. *                                             144,650      1,103,679
                                                                   ------------
CONSTRUCTION & ENGINEERING - 5.8%
Insituform Technologies, Inc. *                          196,000      2,985,080
Quanta Services, Inc. *                                  600,700     15,888,515
Shaw Group, Inc. * (1)                                   123,200      7,157,920
                                                                   ------------
                                                                     26,031,515
                                                                   ------------
CONSUMER FINANCE - 2.2%
First Marblehead Corporation                             264,000     10,013,520
                                                                   ------------
DATA PROCESSING & OUTSOURCED
SERVICES - 5.7%
Affiliated Computer Services, Inc. *                     225,000     11,304,000

                                                        SHARES         VALUE
                                                     -----------   ------------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES
(CONTINUED)
Computer Sciences Corporation *                          250,000   $ 13,975,000
                                                                   ------------
                                                                     25,279,000
                                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 3.7%
FTI Consulting, Inc. *                                   207,500     10,439,325
Navigant Consulting, Inc. *                              465,000      5,886,900
                                                                   ------------
                                                                     16,326,225
                                                                   ------------
DRUG RETAIL - 1.3%
Longs Drug Stores Corporation                            115,000      5,712,050
                                                                   ------------
ELECTRIC UTILITIES - 7.1%
Allete, Inc.                                              83,700      3,746,412
Empire District Electric Company                          48,200      1,088,838
Great Plains Energy, Inc.                                726,000     20,916,060
Northeast Utilities                                      125,300      3,579,821
Westar Energy, Inc.                                      100,000      2,456,000
                                                                   ------------
                                                                     31,787,131
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Lime Energy Company *                                     51,800         84,434
Power-One, Inc. *                                      1,231,200      6,279,120
                                                                   ------------
                                                                      6,363,554
                                                                   ------------
ELECTRONIC MANUFACTURING SERVICES - 1.6%
Maxwell Technologies, Inc. *                             343,200      3,991,416
Merix Corporation *                                      522,300      2,956,218
                                                                   ------------
                                                                      6,947,634
                                                                   ------------
GAS UTILITIES - 1.0%
Atmos Energy Corporation                                 155,000      4,389,600
                                                                   ------------
HEALTH CARE FACILITIES - 0.6%
Community Health Systems, Inc. *                          90,000      2,829,600
                                                                   ------------
HIGHWAYS & RAILTRACKS - 1.0%
Quixote Corporation (2)                                  222,000      4,395,600
                                                                   ------------
HOME FURNISHINGS- 1.5%
Leggett & Platt, Inc.                                    339,500      6,504,820
                                                                   ------------
INDUSTRIAL CONGLOMERATES - 1.3%
McDermott International, Inc. * (1)                      104,000      5,624,320
                                                                   ------------
INTEGRATED OIL & GAS- 2.1%
Murphy Oil Corporation                                   137,000      9,574,930
                                                                   ------------
LIFE & HEALTH INSURANCE - 0.6%
KMG America Corporation *                                438,600      2,596,512
                                                                   ------------
MORTGAGE REIT'S - 2.9%
Bimini Capital Management, Inc.                          768,100      1,013,892
Luminent Mortgage Capital, Inc.                          345,000        576,150
MFA Mortgage Investments, Inc.                           580,000      4,651,600

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
September 30, 2007 (Unaudited) - continued

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
MORTGAGE REIT'S (CONTINUED)
Redwood Trust, Inc.                                      200,000   $  6,644,000
                                                                   ------------
                                                                     12,885,642
                                                                   ------------
MULTI - LINE INSURANCE - 1.3%
American Financial Group, Inc.                           198,000      5,641,020
                                                                   ------------
MULTI-UTILITIES - 2.1%
SCANA Corporation                                        185,000      7,166,900
TECO Energy, Inc.                                        140,000      2,300,200
                                                                   ------------
                                                                      9,467,100
                                                                   ------------
OIL & GAS DRILLING - 2.5%
Helmerich & Payne, Inc.                                  344,300     11,303,369
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
Key Energy Services, Inc. *                              350,000      5,946,500
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION - 2.3%
Edge Petroleum Corporation *                              17,950        230,478
Gulfport Energy Corporation *                            155,300      3,674,398
Newfield Exploration Company *                           129,000      6,212,640
                                                                   ------------
                                                                     10,117,516
                                                                   ------------
OIL & GAS REFINING & MARKETING - 0.5%
Nova Biosource Fuels, Inc. *                             738,700      2,075,747
                                                                   ------------
OIL & GAS STORAGE & TRANSPORTATION - 1.4%
Williams Companies, Inc. (1)                             180,000      6,130,800
                                                                   ------------
PACKAGED FOODS & MEATS - 5.2%
Hormel Foods Corporation                                 233,000      8,336,740
JM Smucker Company                                       150,000      8,013,000
Smithfield Foods, Inc. *                                 216,000      6,804,000
                                                                   ------------
                                                                     23,153,740
                                                                   ------------
PAPER PACKAGING - 2.8%
Bemis Company, Inc.                                      232,000      6,753,520
Sonoco Products Company                                  184,700      5,574,246
                                                                   ------------
                                                                     12,327,766
                                                                   ------------
PERSONAL PRODUCTS - 2.1%
Playtex Products, Inc. * (1)                             517,200      9,454,416
                                                                   ------------
PROPERTY & CASUALTY INSURANCE - 4.7%
Alleghany Corporation *                                   14,644      5,945,521
Employers Holdings, Inc.                                 127,800      2,633,958
Hanover Insurance Group, Inc.                            101,200      4,472,028
North Pointe Holdings Corporation * (2)                  254,000      2,760,980
United America Indemnity, Ltd. *                          80,500      1,731,555
W.R. Berkley Corporation                                 115,900      3,434,117
                                                                   ------------
                                                                     20,978,159
                                                                   ------------
REGIONAL BANKS - 5.0%
Commerce Bancshares, Inc.                                160,000      7,342,400
Whitney Holding Corporation                              265,000      6,990,700

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
REGIONAL BANKS (CONTINUED)
Wilmington Trust Corporation                             206,400   $  8,028,960
                                                                   ------------
                                                                     22,362,060
                                                                   ------------
SEMICONDUCTOR EQUIPMENT - 0.8%
Ultratech, Inc. *                                        244,500      3,388,770
                                                                   ------------
SEMICONDUCTORS - 1.7%
Applied Micro Circuits Corporation *                     460,000      1,453,600
IXYS Corporation *                                       570,000      5,945,100
                                                                   ------------
                                                                      7,398,700
                                                                   ------------
SPECIALIZED CONSUMER SERVICES - 1.0%
Regis Corporation                                        147,300      4,700,343
                                                                   ------------
SPECIALTY CHEMICALS - 1.0%
Minerals Technologies, Inc.                               65,700      4,401,900
                                                                   ------------
SPECIALTY STORES - 0.2%
Sally Beauty Holdings, Inc. *                             90,000        760,500
                                                                   ------------
THRIFTS & MORTGAGE FINANCE - 0.5%
Clayton Holdings, Inc. *                                 272,200      2,180,322
                                                                   ------------
TOTAL COMMON STOCK (Cost $345,760,526)                             $418,452,478
                                                                   ------------
PREFERRED STOCK - 0.4%
DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc.                                            5,200        852,150
                                                                   ------------
ENVIRONMENTAL & FACILITIES
SERVICES - 0.1%
ThermoEnergy Corporation PIPE * (2)(3)(4)              1,130,000        581,950
                                                                   ------------
METAL & GLASS CONTAINERS- 0.1%
Owens-Illinois, Inc.                                       5,500        247,500
                                                                   ------------
TOTAL PREFERRED STOCK (Cost $1,528,598)                            $  1,681,600
                                                                   ------------
WARRANTS - 0.2%
WARRANTS - 0.2%
Electric City Corporation
   $1.00, 3/19/2009                                       23,333         22,745
Nova Biosource Fuels, Inc.
   $2.40, 7/5/2011                                       369,350        622,321
ThermoEnergy Corporation
   $0.75, 7/14/2008 (2)(3)                             1,130,000        110,966
                                                                   ------------
                                                                        756,032
                                                                   ------------
TOTAL WARRANTS (Cost $999,024)                                     $    756,032
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
CONVERTIBLE BOND - 1.2%
NATURAL GAS - 0.4%
Hanover Compressor Company
   4.75%, 2008                                       $ 1,700,000      1,678,750
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
September 30, 2007 (Unaudited) - continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CONVERTIBLE BOND (CONTINUED)
PETROLEUM - 0.8%
USEC, Inc.
   3.00%, 2014                                       $ 3,500,000   $  3,815,000
                                                                   ------------
TOTAL CONVERTIBLE BOND (Cost $5,190,821)                           $  5,493,750
                                                                   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 1.8%
Federal Home Loan Bank
   4.55% - 2007                                        3,000,000      2,999,242
   4.70% - 2007                                        2,500,000      2,499,673
   4.70% - 2007                                        2,500,000      2,500,000
                                                                   ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
   BONDS & NOTES
   (Cost $7,998,915)                                               $  7,998,915
                                                                   ------------
COMMERCIAL PAPER - 3.1%
BANKING - 0.4%
Bank of America
   4.80%, 10/5/2007                                    1,700,000      1,699,093
                                                                   ------------
CONSUMER PRODUCTS - 0.5%
Procter & Gamble International Funding
   4.77%, 10/17/2007                                   2,200,000      2,195,336
                                                                   ------------
ELECTRIC - 0.8%
Florida Power & Light Company
   4.77%, 10/11/2007                                   2,000,000      1,997,350
Southern Company
   4.80%, 10/22/2007                                   1,400,000      1,396,080
                                                                   ------------
                                                                      3,393,430
                                                                   ------------
FINANCIAL COMPANIES - CAPTIVE - 0.9%
Caterpillar Finance Service Corporation
   4.73%, 10/9/2007                                    1,600,000      1,598,318
International Lease Finance Company
   4.75%, 10/4/2007                                    2,500,000      2,499,011
                                                                   ------------
                                                                      4,097,329
                                                                   ------------
NON U.S. BANKING - 0.5%
Danske Corporation
   5.05%, 10/15/2007                                   2,400,000      2,395,287
                                                                   ------------
TOTAL COMMERCIAL PAPER (Cost $13,780,475)                          $ 13,780,475
                                                                   ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.53%, dated 9/28/07,
   matures 10/01/07; repurchase amount $382,144
   (Collateralized by U.S. Treasury Note, 3.625%,
   1/15/10 with a value of $389,919)                 $   382,000   $    382,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENT (COST $382,000)                         $    382,000
                                                                   ------------
TOTAL INVESTMENTS (SBL V FUND)                                     $448,545,250
(COST $375,640,359) - 100.6%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                       (2,482,163)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $446,063,087
                                                                   ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $375,638,526.

*   - Non-income producing security

1   - Security is segregated as collateral for open written option contracts.

2   - Security is deemed illiquid. See Note 6 in notes to financial statements.

3   - Security is restricted from resale. See Note 4 in notes to financial statements.

4   - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES X (SMALL CAP VALUE SERIES)
September 30, 2007 (Unaudited)

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCK - 92.3%
AEROSPACE & DEFENSE - 5.8%
BE Aerospace, Inc. *                                         39,410   $1,636,697
Ceradyne, Inc. *                                              9,250      700,595
Heico Corporation                                            26,590    1,312,482
Ladish Company, Inc. *                                       10,670      591,972
Orbital Sciences Corporation *                               40,240      894,938
                                                                      ----------
                                                                       5,136,684
                                                                      ----------
AIRLINES - 1.5%
Allegiant Travel Company *                                   43,970    1,333,171
                                                                      ----------
APPAREL RETAIL - 1.8%
Jos A. Bank Clothiers, Inc. *                                23,177      774,575
Tween Brands, Inc. *                                         24,400      801,296
                                                                      ----------
                                                                       1,575,871
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY GOODS - 1.5%
Volcom, Inc. *                                               31,320    1,331,726
                                                                      ----------
APPLICATION SOFTWARE - 4.0%
Advent Software, Inc. *                                      20,440      960,067
Concur Technologies, Inc. *                                  21,810      687,451
Nuance Communications, Inc. *                                59,960    1,157,828
PROS Holdings, Inc. *                                        64,360      776,825
                                                                      ----------
                                                                       3,582,171
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS - 1.9%
Affiliated Managers Group, Inc. *                            13,010    1,658,905
                                                                      ----------
AUTO PARTS & EQUIPMENT - 0.8%
Amerigon, Inc. *                                             40,010      692,573
                                                                      ----------
BROADCASTING & CABLE TV - 1.6%
DG FastChannel, Inc. *                                       59,120    1,394,050
                                                                      ----------
CASINOS & GAMING - 3.0%
Century Casinos, Inc. *                                      92,720      565,128
Scientific Games Corporation *                               55,720    2,095,072
                                                                      ----------
                                                                       2,660,200
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 0.5%
Aruba Networks, Inc. *                                       23,780      475,600
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 1.0%
Synaptics, Inc. *                                            18,470      882,127
                                                                      ----------
CONSTRUCTION & ENGINEERING - 1.0%
Granite Construction, Inc.                                   16,400      869,528
                                                                      ----------
EDUCATION SERVICES - 1.6%
DeVry, Inc.                                                  37,870    1,401,569
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES - 2.1%
Rollins, Inc.                                                33,630      897,585
Team, Inc. *                                                 36,140      989,513
                                                                      ----------
                                                                       1,887,098
                                                                      ----------

                                                             SHARES      VALUE
                                                            -------   ----------
COMMON STOCK (CONTINUED)
FOOTWEAR - 1.6%
Iconix Brand Group, Inc. *                                   59,770   $1,421,928
                                                                      ----------
HEALTH CARE EQUIPMENT - 7.7%
Insulet Corporation *                                         6,400      139,200
Integra LifeSciences Holdings Corporation *                  17,690      859,380
LeMaitre Vascular, Inc. *                                   157,310    1,186,117
Micrus Endovascular Corporation *                            69,210    1,264,467
Nuvasive, Inc. *                                             32,710    1,175,270
Resmed, Inc. *                                               20,890      895,554
Spectranetics Corporation *                                  94,930    1,279,657
                                                                      ----------
                                                                       6,799,645
                                                                      ----------
HEALTH CARE FACILITIES - 0.8%
NovaMed, Inc. *                                             158,680      690,258
                                                                      ----------
HEALTH CARE SERVICES - 3.9%
Healthways, Inc. *                                           25,940    1,399,982
HMS Holdings Corporation *                                   27,310      672,099
Pediatrix Medical Group, Inc. *                              20,600    1,347,652
                                                                      ----------
                                                                       3,419,733
                                                                      ----------
HEALTH CARE SUPPLIES - 1.2%
PolyMedica Corporation                                       20,346    1,068,572
                                                                      ----------
HEALTH CARE TECHNOLOGY - 3.0%
Phase Forward, Inc. *                                        47,100      942,471
SXC Health Solutions Corporation *                           41,580      666,112
Trizetto Group *                                             62,540    1,095,075
                                                                      ----------
                                                                       2,703,658
                                                                      ----------
HOME ENTERTAINMENT SOFTWARE - 2.3%
The9, Ltd. ADR *                                             32,830    1,132,307
THQ, Inc. *                                                  37,580      938,748
                                                                      ----------
                                                                       2,071,055
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 1.3%
Home Inns & Hotels Management, Inc. ADR *                    32,610    1,134,828
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.2%
Barrett Business Services, Inc.                              43,130    1,027,788
                                                                      ----------
INDUSTRIAL MACHINERY - 1.9%
Dynamic Materials Corporation                                16,630      796,411
Flow International Corporation *                             97,420      859,244
                                                                      ----------
                                                                       1,655,655
                                                                      ----------
INSURANCE BROKERS - 0.3%
eHealth, Inc. *                                               8,800      243,760
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES - 1.7%
Cbeyond, Inc. *                                              37,230    1,518,612
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES X (SMALL CAP VALUE SERIES)
September 30, 2007 (Unaudited) - continued

                                                             SHARES      VALUE
                                                            -------   ----------
COMMON STOCK (CONTINUED)
INTERNET RETAIL - 1.9%
NutriSystem, Inc. *                                          36,100   $1,692,729
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 12.6%
Cybersource Corporation *                                   146,360    1,710,948
DealerTrack Holdings, Inc. *                                 23,370      978,736
Digital River, Inc. *                                        24,740    1,107,115
Equinix, Inc. *                                              14,550    1,290,440
j2 Global Communications, Inc. *                             53,040    1,735,999
LoopNet, Inc. *                                              26,300      540,202
NaviSite, Inc. *                                            118,820    1,044,428
Online Resources Corporation *                               79,660    1,006,902
Perficient, Inc. *                                           33,070      723,241
Valueclick, Inc. *                                           45,380    1,019,235
                                                                      ----------
                                                                      11,157,246
                                                                      ----------
INVESTMENT BANKING & BROKERAGE - 2.5%
Investment Technology Group, Inc. *                          31,220    1,341,836
OptionsXpress Holdings, Inc.                                 34,650      905,751
                                                                      ----------
                                                                       2,247,587
                                                                      ----------
LEISURE FACILITIES - 1.2%
Life Time Fitness, Inc. *                                    18,110    1,110,867
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 5.6%
Core Laboratories N.V. *                                     11,750    1,496,832
Dril-Quip, Inc. *                                            19,950      984,533
Oil States International, Inc. *                             29,560    1,427,748
Superior Energy Services, Inc. *                             30,130    1,067,807
                                                                      ----------
                                                                       4,976,920
                                                                      ----------
PACKAGED FOODS & MEATS - 0.9%
SunOpta, Inc. *                                              56,660      821,003
                                                                      ----------
PERSONAL PRODUCTS - 0.8%
Bare Escentuals, Inc. *                                      27,230      677,210
                                                                      ----------
PHARMACEUTICALS - 1.8%
KV Pharmaceutical Company *                                  56,800    1,624,480
                                                                      ----------
PROPERTY & CASUALTY INSURANCE - 1.8%
Amtrust Financial Services, Inc.                             61,260      929,314
Security Capital Assurance, Ltd.                             29,020      662,817
                                                                      ----------
                                                                       1,592,131
                                                                      ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
FirstService Corporation *                                   23,180      720,434
                                                                      ----------
SEMICONDUCTORS - 2.6%
Atheros Communications, Inc. *                               30,670      919,180
O2Micro International, Ltd. ADR *                            15,700      242,879
Silicon Motion Technology Corporation ADR *                  52,700    1,186,277
                                                                      ----------
                                                                       2,348,336
                                                                      ----------
SPECIALIZED CONSUMER SERVICES - 0.9%
Steiner Leisure, Ltd. *                                      19,010      825,034
                                                                      ----------

                                                            SHARES      VALUE
                                                            ------   -----------
COMMON STOCK (CONTINUED)
SPECIALIZED FINANCE - 1.1%
Portfolio Recovery Associates, Inc.                         18,700   $   992,409
                                                                     -----------
STEEL - 1.8%
AM Castle & Company                                         27,500       896,500
Haynes International, Inc. *                                 7,970       680,399
                                                                     -----------
                                                                       1,576,899
                                                                     -----------
TECHNOLOGY DISTRIBUTORS - 1.0%
Mellanox Technologies, Ltd. *                               47,320       924,160
                                                                     -----------
TOTAL COMMON STOCK (Cost $71,572,239)                                $81,924,210
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
REPURCHASE AGREEMENT - 7.3%
United Missouri Bank, 4.53%,
   dated 9/28/07, matures
   10/01/07; repurchase amount
   $6,528,464 (Collateralized by
   FGPC, 5.50%, 9/01/37 with a
   value of $6,656,803)                                 $6,526,000   $ 6,526,000
                                                        ----------   -----------
TOTAL REPURCHASE AGREEMENT (Cost $6,526,000)                         $ 6,526,000
                                                                     -----------
TOTAL INVESTMENTS (SBL X FUND)                                       $88,450,210
(COST $78,098,239) - 99.6%

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                             319,856
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $88,770,066
                                                                     ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $78,233,648.

* - Non-income producing security

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                              SERIES Y (SELECT 25 SERIES)
September 30, 2007 (Unaudited)

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK - 94.9%
AIR FREIGHT & LOGISTICS - 4.9%
FedEx Corporation                                          35,600    $3,729,100
                                                                    -----------
BROADCASTING & CABLE TV - 1.7%
CBS Corporation (Cl.B)                                     40,300     1,269,450
                                                                    -----------
COAL & CONSUMABLE FUELS - 1.8%
Evergreen Energy, Inc. *                                  264,000     1,346,400
                                                                    -----------
COMMUNICATIONS EQUIPMENT - 7.8%
ADC Telecommunications, Inc. *                            155,070     3,040,923
Cisco Systems, Inc. *                                      86,800     2,873,948
                                                                    -----------
                                                                      5,914,871
                                                                    -----------
CONSUMER FINANCE - 11.5%
American Express Company                                   32,600     1,935,462
Capital One Financial Corporation                          42,100     2,796,703
First Marblehead Corporation                              105,500     4,001,615
                                                                    -----------
                                                                      8,733,780
                                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES -3.1%
Western Union Company                                     113,300     2,375,901
                                                                    -----------
EXCHANGE TRADED FUNDS - 7.9%
iShares Russell 1000 Growth Index Fund                     50,000     3,081,000
iShares S&P 500 Growth Index Fund                          41,000     2,909,770
                                                                    -----------
                                                                      5,990,770
                                                                    -----------
HOME IMPROVEMENT RETAIL - 5.0%
Home Depot, Inc.                                          115,800     3,756,552
                                                                    -----------
HOTELS, RESORTS & CRUISE LINES - 3.2%
Carnival Corporation                                       50,700     2,455,401
                                                                    -----------
HYPERMARKETS & SUPER CENTERS - 4.3%
Wal-Mart Stores, Inc.                                      74,000     3,230,100
                                                                    -----------
INDUSTRIAL GASES - 1.3%
Praxair, Inc.                                              11,900       996,744
                                                                    -----------
LIFE SCIENCES TOOLS & SERVICES - 6.7%
Covance, Inc. *                                            64,800     5,047,920
                                                                    -----------
MOVIES & ENTERTAINMENT - 1.0%
Viacom, Inc. (Cl.B) *                                      20,000       779,400
                                                                    -----------
MULTI-LINE INSURANCE - 6.3%
American International Group, Inc.                         71,000     4,803,150
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES - 4.2%
Baker Hughes, Inc.                                          6,200       560,294
BJ Services Company                                        98,600     2,617,830
                                                                    -----------
                                                                      3,178,124
                                                                    -----------
OIL & GAS STORAGE & Transportation -4.4%
Williams Companies, Inc.                                   96,800     3,297,008
                                                                    -----------

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK (CONTINUED)
OTHER DIVERSIFIED FINANCIAL
SERVICES -3.1%
Citigroup, Inc.                                            50,200   $ 2,342,834
                                                                    -----------
PHARMACEUTICALS - 4.9%
Johnson & Johnson                                          56,500     3,712,050
                                                                    -----------
SOFT DRINKS - 2.5%
PepsiCo, Inc.                                              26,100     1,912,086
                                                                    -----------
SYSTEMS SOFTWARE - 2.8%
Microsoft Corporation                                      70,800     2,085,768
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS - 6.5%
W.W. Grainger, Inc.                                        54,200     4,942,498
                                                                    -----------
TOTAL COMMON STOCK (Cost $65,007,559)                               $71,899,907
                                                                    -----------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
COMMERCIAL PAPER - 6.3%
BANKING - 3.3%
UBS Finance (DE) LLC
   4.65%, 10/2/2007                                     1,500,000     1,499,806
   4.68%, 10/10/2007                                    1,000,000       998,830
                                                                    -----------
                                                                      2,498,636
                                                                    -----------
FINANCIAL COMPANIES - CAPTIVE - 3.0%
General Electric Capital Corporation
   4.65%, 10/4/2007                                     1,000,000       999,613
   4.70%, 10/12/2007                                    1,300,000     1,298,133
                                                                    -----------
                                                                      2,297,746
                                                                    -----------
TOTAL COMMERCIAL PAPER (Cost $4,796,382)                            $ 4,796,382
                                                                    -----------
REPURCHASE AGREEMENT - 0.4%
United Missouri Bank, 4.53%, dated 9/28/07, matures
   10/01/07; repurchase amount $285,108
   (Collateralized by U.S. Treasury Note, 4.50%,
   dated 2/15/09 with a value of $291,568)             $  285,000   $   285,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT (Cost $285,000)                          $   285,000
                                                                    -----------
TOTAL INVESTMENTS (SBL Y FUND)                                      $76,981,289
(COST $70,088,941)
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                       (1,240,140)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $75,741,149
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $70,476,633.

*    - Non-income producing security

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
September 30, 2007 (Unaudited)

                                                          SHARES       VALUE
                                                        ----------   ----------
COMMON STOCK - 51.2%
AGRICULTURAL PRODUCTS - 0.2%
Cresud S.A. ADR                                              3,732   $   84,791
                                                                     ----------
AIRLINES - 1.1%
UAL Corporation *                                           10,448      486,145
                                                                     ----------
ALUMINUM - 0.5%
Aluminum Corporation of China, Ltd. ADR                        685       47,971
Century Aluminum Company *                                   3,073      161,793
                                                                     ----------
                                                                        209,764
                                                                     ----------
APPLICATION SOFTWARE - 1.2%
Adobe Systems, Inc. *                                        1,844       80,509
Autodesk, Inc. *                                             7,989      399,210
Business Objects S.A. ADR *                                    615       27,595
                                                                     ----------
                                                                        507,314
                                                                     ----------
COAL & CONSUMABLE FUELS - 0.5%
Consol Energy, Inc.                                          1,844       85,930
International Coal Group, Inc. *                            28,556      126,789
                                                                     ----------
                                                                        212,719
                                                                     ----------
COMMODITY CHEMICALS - 0.3%
Braskem S.A. ADR                                             6,146      115,729
                                                                     ----------
COMMUNICATIONS EQUIPMENT - 2.9%
Black Box Corporation (1)                                   14,568      622,928
CommScope, Inc. *                                            7,989      401,367
Telefonaktiebolaget LM Ericsson ADR *                        6,585      262,083
                                                                     ----------
                                                                      1,286,378
                                                                     ----------
COMPUTER HARDWARE - 2.4%
Hewlett-Packard Company                                      9,832      489,535
International Business Machines Corporation                  4,916      579,105
                                                                     ----------
                                                                      1,068,640
                                                                     ----------
COMPUTER STORAGE & PERIPHERALS - 0.5%
Seagate Technology                                           7,814      199,882
                                                                     ----------
CONSTRUCTION & ENGINEERING - 4.6%
Chicago Bridge & Iron Company N.V.                          11,203      482,401
KHD Humboldt Wedag International, Ltd. *                     1,476       45,018
Quanta Services, Inc. * (1)                                 39,451    1,043,479
URS Corporation *                                            7,375      416,319
                                                                     ----------
                                                                      1,987,217
                                                                     ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.3%
Caterpillar, Inc.                                            1,844      144,625
Cummins, Inc.                                                  614       78,524
Lindsay Corporation                                          1,721       75,345
Toro Company                                                 4,302      253,087
                                                                     ----------
                                                                        551,581
                                                                     ----------

                                                          SHARES       VALUE
                                                        ----------   ----------
COMMON STOCK (CONTINUED)
DIVERSIFIED BANKS - 0.6%
Banco Santander Chile S.A. ADR                                 939   $   47,485
Wells Fargo & Company                                        5,531      197,014
                                                                     ----------
                                                                        244,499
                                                                     ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
Pike Electric Corporation *                                 11,439      214,596
Ritchie Bros Auctioneers, Inc.                               1,166       75,906
                                                                     ----------
                                                                        290,502
                                                                     ----------
DIVERSIFIED METALS & MINING - 0.5%
AMCOL International Corporation                              4,944      163,597
Idaho General Mines, Inc. *                                 10,263       68,146
                                                                     ----------
                                                                        231,743
                                                                     ----------
ELECTRIC UTILITIES - 0.1%
Korea Electric Power Corporation ADR                         2,195       50,814
                                                                     ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 6.6%
American Superconductor Corporation *                        4,916      100,680
Belden, Inc.                                                 2,458      115,305
Cooper Industries, Ltd.                                      1,229       62,790
Evergreen Solar, Inc. *                                      3,424       30,576
General Cable Corporation *                                  4,302      288,750
GrafTech International, Ltd. *                              10,562      188,426
Hubbell, Inc. (Cl.B)                                           895       51,123
Powell Industries, Inc. *                                    7,842      297,133
Rockwell Automation, Inc.                                    7,989      555,315
Roper Industries, Inc.                                       7,972      522,166
Suntech Power Holdings Company, Ltd. ADR *                   1,756       70,065
Thomas & Betts Corporation *                                10,149      595,137
                                                                     ----------
                                                                      2,877,466
                                                                     ----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.5%
Agilent Technologies, Inc. *                                 2,458       90,651
Itron, Inc. *                                                  614       57,145
TDK Corporation ADR                                            615       53,813
                                                                     ----------
                                                                        201,609
                                                                     ----------
ELECTRONIC MANUFACTURING SERVICES - 0.4%
Flextronics International, Ltd. *                           14,135      158,029
                                                                     ----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Waste Management, Inc.                                       1,229       46,382
                                                                     ----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.7%
Terra Nitrogen Company, LP                                   2,458      311,748
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
September 30, 2007 (Unaudited) - continued

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK (CONTINUED)
FOOD DISTRIBUTORS - 0.1%
Andersons, Inc.                                             1,229   $    59,017
                                                                    -----------
FOOD RETAIL - 0.3%
Kroger Company                                              4,916       140,204
                                                                    -----------
GOLD - 0.9%
Newmont Mining Corporation                                  8,604       384,857
                                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Ormat Technologies, Inc.                                       70         3,244
                                                                    -----------
INDUSTRIAL CONGLOMERATES - 2.2%
Carlisle Companies, Inc.                                    5,004       243,194
General Electric Company                                    8,604       356,206
Teleflex, Inc.                                              2,063       160,749
Textron, Inc.                                                 219        13,624
Walter Industries, Inc.                                     7,374       198,361
                                                                    -----------
                                                                        972,134
                                                                    -----------
INDUSTRIAL MACHINERY - 6.2%
Donaldson Company, Inc.                                     5,346       223,249
Dover Corporation                                           3,205       163,295
Dynamic Materials Corporation                               5,802       277,858
Hardinge, Inc.                                              1,229        42,806
Harsco Corporation                                          4,201       248,993
IDEX Corporation                                            3,687       134,170
Ingersoll-Rand Company, Ltd.                                  615        33,499
ITT Corporation                                               184        12,499
Kennametal, Inc.                                            4,258       357,587
Lincoln Electric Holdings, Inc.                             2,610       202,562
Parker Hannifin Corporation                                 2,458       274,878
Timken Company                                              5,004       185,899
Valmont Industries, Inc.                                    6,453       547,537
                                                                    -----------
                                                                      2,704,832
                                                                    -----------
INTEGRATED OIL & GAS - 0.7%
InterOil Corporation *                                      8,604       271,886
Sasol, Ltd. ADR                                               615        26,439
                                                                    -----------
                                                                        298,325
                                                                    -----------
INTERNET SOFTWARE & SERVICES - 0.6%
Vignette Corporation *                                     13,714       275,240
                                                                    -----------
METAL & GLASS CONTAINERS - 1.8%
Owens-Illinois, Inc. * (1)                                 18,797       779,136
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES - 3.6%
Dril-Quip, Inc. *                                           6,760       333,606
Grant Prideco, Inc. *                                       6,760       368,555
Mitcham Industries, Inc. *                                  5,880       113,367
Schlumberger, Ltd. (1)                                      7,374       774,270
                                                                    -----------
                                                                      1,589,798
                                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION - 1.9%
Denbury Resources, Inc. *                                   5,241       234,220

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Forest Oil Corporation *                                    1,879   $    80,872
Harvest Natural Resources, Inc. *                          17,734       211,744
Newfield Exploration Company *                              1,229        59,189
PetroHawk Energy Corporation *                             14,135       232,097
                                                                    -----------
                                                                        818,122
                                                                    -----------
OIL & GAS REFINING & MARKETING - 0.8%
Valero Energy Corporation                                   5,531       371,573
                                                                    -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.8%
El Paso Corporation                                        17,208       292,020
Knightsbridge Tankers, Ltd.                                 1,741        46,833
                                                                    -----------
                                                                        338,853
                                                                    -----------
PHARMACEUTICALS - 0.1%
Dr Reddys Laboratories, Ltd. ADR                            2,195        35,910
                                                                    -----------
SEMICONDUCTOR EQUIPMENT - 0.8%
ASM International N.V.                                      1,641        46,900
MEMC Electronic Materials, Inc. *                           4,916       289,356
                                                                    -----------
                                                                        336,256
                                                                    -----------
SEMICONDUCTORS - 2.1%
Intel Corporation                                          13,433       347,378
ON Semiconductor Corporation *                             44,863       563,479
                                                                    -----------
                                                                        910,857
                                                                    -----------
SPECIALIZED REIT'S - 0.6%
Plum Creek Timber Company, Inc.                             6,146       275,095
                                                                    -----------
SPECIALTY CHEMICALS - 0.4%
Cytec Industries, Inc.                                      2,458       168,103
                                                                    -----------
SPECIALTY STORES - 0.3%
Cabela's, Inc. *                                            5,531       130,808
                                                                    -----------
STEEL - 1.1%
Commercial Metals Company                                   3,046        96,406
Haynes International, Inc. *                                1,844       157,422
Metal Management, Inc.                                      4,184       226,773
                                                                    -----------
                                                                        480,601
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Rogers Communications, Inc. (Cl.B)                          2,195        99,938
Telemig Celular Participacoes S.A. ADR                         88         5,157
                                                                    -----------
                                                                        105,095
                                                                    -----------
TOTAL COMMON STOCK (Cost $22,181,864)                               $22,301,012
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                      SERIES Z (ALPHA OPPORTUNITY SERIES)
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 43.2%
Federal Farm Credit Discount Note
   5.13% - 2007 (1)                                    $  300,000   $   299,358
Federal Home Loan Bank
   4.705% - 2007 (1)                                      225,000       223,763
   4.84% - 2007 (1)                                     2,400,000     2,384,700
   4.93% - 2007 (1)                                       300,000       297,787
   5.11% - 2007 (2)                                     1,400,000     1,394,715
   5.13% - 2007 (1)                                       150,000       149,792
Federal Home Loan Mortgage Corporation
   4.52% - 2007 (1)                                     1,050,000     1,040,853
   4.52% - 2007 (1)                                     1,100,000     1,088,502
   4.712% - 2007 (1)                                      125,000       124,063
   4.72% - 2007 (1)                                       500,000       500,000
   4.83% - 2007 (1)                                     2,000,000     1,984,320
   5.09% - 2007 (1)                                       650,000       646,019
   5.12% - 2007 (1)                                       350,000       349,075
   5.14% - 2007 (1)                                       700,000       699,295
Federal National Mortgage Association
   4.52% - 2007 (1)                                     1,000,000       991,040
   4.53% - 2007 (1)                                     1,650,000     1,633,779
   4.59% - 2007 (1)                                     1,250,000     1,248,725
   4.72% - 2007 (1)                                       375,000       374,905
   4.77% - 2007 (1)                                       450,000       448,200
   4.98% - 2007 (1)                                       130,000       129,058
   5.11% - 2007 (1)                                     2,025,000     2,019,140
   5.115% - 2007 (1)                                      275,000       273,728
   5.115% - 2007 (1)                                      500,000       498,112
                                                                    -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (Cost $18,792,876)                                               $18,798,929
                                                                    -----------
REPURCHASE AGREEMENT - 4.4%
State Street, 2.25%, dated 9/28/07, matures
   10/01/07, repurchase amount $1,920,202
   (Collateralized by U.S. Treasury Note, 5/15/08
   with a value of $1,962,339)                         $1,919,842   $ 1,919,842
                                                                    -----------
TOTAL REPURCHASE AGREEMENT (Cost $1,919,842)                        $ 1,919,842
                                                                    -----------
TOTAL INVESTMENTS (SBL Z FUND)                                      $43,019,783
(COST $42,894,582) - 98.8%
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                            502,881
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $43,522,664
                                                                    ===========

                                                         SHARES        VALUE
                                                       ----------   -----------
COMMON STOCK - (0.9)%
EXCHANGE TRADED FUNDS - (0.7)%
iShares Lehman 20+ Year Treasury                           (2,426)  $  (215,429)
Retail HOLDRs Trust *                                        (970)      (97,155)
                                                                    -----------
                                                                       (312,584)
                                                                    -----------
LIFE & HEALTH INSURANCE - (0.1)%
Nationwide Financial Services                                (484)      (26,049)
                                                                    -----------
THRIFTS & MORTGAGE FINANCE - (0.1)%
Washington Mutual, Inc.                                    (1,455)      (51,376)
                                                                    -----------
TOTAL COMMON STOCK
(Proceeds $392,878)                                                 $  (390,009)
                                                                    -----------
TOTAL SECURITIES SOLD SHORT (SBL Z FUND)
(PROCEEDS $392,878)                                                 $  (390,009)
                                                                    ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $42,976,828.

*    - Non-income producing security

1    - Security is segregated as collateral for open futures contracts.

2    - Security is segregated as collateral for short positions.

Glossary:

ADR  - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series' investments, were as follows:

                                    GROSS           GROSS       NET UNREALIZED
                                 UNREALIZED      UNREALIZED      APPRECIATION
                                APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                ------------   --------------   --------------
SERIES A
   (Equity)                     $ 79,441,077    $(27,883,992)   $  51,557,085
SERIES B
   (Large Cap Value)             124,357,913     (10,463,058)     113,894,855
SERIES C
   (Money Market)                     18,545         (58,903)         (40,358)
SERIES D
   (Global)                      108,128,546      (6,431,033)     101,697,513
SERIES E
   (Diversified Income)                   --      (4,690,583)      (4,690,583)
SERIES H
   (Enhanced Index)                9,589,258      (2,679,882)       6,909,376
SERIES J
   (Mid Cap Growth)               45,989,023     (42,071,097)       3,917,926
SERIES N
   (Managed Asset Allocation)     13,743,868      (2,420,155)      11,323,713
SERIES O
   (Equity Income)                64,655,607      (9,745,699)      54,909,908
SERIES P
   (High Yield)                    2,455,494      (4,697,304)      (2,241,810)
SERIES Q
   (Small Cap Value)              48,725,847      (8,785,396)      39,940,451
SERIES V
   (Mid Cap Value)               105,163,272     (32,256,548)      72,906,724
SERIES X
   (Small Cap Growth)             13,424,583      (3,208,021)      10,216,562
SERIES Y
   (Select 25)                    10,608,896      (4,104,240)       6,504,656
SERIES Z
   (Alpha Opportunity)               428,371        (385,416)          42,955

2. OPEN FUTURES CONTRACTS

     Open futures contracts for Series E and Series Z as of September 30, 2007 were as follows:

                                      NUMBER OF   EXPIRATION     CONTRACT        MARKET       UNREALIZED
                           POSITION   CONTRACTS      DATE         AMOUNT          VALUE      GAIN/(LOSS)
                           --------   ---------   ----------   ------------   ------------   -----------
SERIES E
U.S. 2-Year Note Future      Long        380      12-31-2007   $ 78,400,080   $ 78,677,813     $277,733
U.S. 5-Year Note Future      Long         15      12-31-2007      1,600,131      1,605,469        5,338
U.S. 10-Year Note Future     Short      (158)     12-19-2007    (17,222,682)   (17,266,438)     (43,756)
                                                               ------------   ------------     --------
                                                               $ 62,777,529   $ 63,016,844     $239,315
                                                               ------------   ------------     --------
SERIES Z
S&P 500 Index Future         Long         53      12-21-2007   $ 19,643,169   $ 20,379,825     $736,656

NOTES TO FINANCIAL STATEMENTS

3. OPTIONS WRITTEN

The following options written were outstanding for Series B, Series Q and Series V as of September 30, 2007:

SERIES B PUT OPTIONS WRITTEN

                                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                        DATE       PRICE     CONTRACTS      VALUE
----------------------------------------------   ----------   --------   ---------   ----------
First Marblehead Corporation                     10/19/2007    $ 30.00      384      $    5,760
                                                                            ---      ----------
Total put options outstanding
   (premiums received, $31,872)                                             384      $    5,760
                                                                            ===      ==========

SERIES Q CALL OPTIONS WRITTEN

                                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                        DATE       PRICE     CONTRACTS      VALUE
----------------------------------------------   ----------   --------   ---------   ----------
ACCO Brands Corporation                          12/21/2007    $ 25.00       15      $      825
Annaly Capital Management, Inc.                  10/19/2007      15.00        5             550
                                                  1/18/2008      15.00        5             825
Applera Corporation - Applied Biosystems Group   11/16/2007      35.00       10           1,200
                                                 12/21/2007      30.00       15           7,650
                                                 12/21/2007      35.00       30           4,500
Ashland, Inc.                                    10/19/2007      60.00       65          12,025
                                                  1/18/2008      65.00       10           1,800
Authorize.net Holdings, Inc.                     10/19/2007      17.50      100           5,500
                                                 10/19/2007      20.00       15              75
Carpenter Technology Corporation                 10/19/2007     105.00       55         138,600
                                                 12/21/2007      95.00       50         181,500
                                                 12/21/2007     100.00       25          79,250
                                                 12/21/2007     105.00       20          54,800
                                                 12/21/2007     110.00       20          46,600
                                                 12/21/2007     115.00       20          39,000
Champion Enterprises, Inc.                       10/19/2007      12.50      115             575
Chesapeake Corporation                           11/16/2007      15.00       50           1,000
Chicago Bridge & Iron Company N.V.               10/19/2007      35.00       95          76,950
                                                 10/19/2007      40.00       60          26,400
                                                 11/16/2007      40.00       25          11,250
                                                  1/18/2008      35.00       20          18,800
                                                  1/18/2008      45.00       15           4,650
Cognex Corporation                               11/16/2007      25.00       15             375
Coherent, Inc.                                   11/16/2007      30.00        5           1,300
Collective Brands, Inc.                          10/19/2007      25.00       40             600
CV Therapeutics, Inc.                            10/19/2007      10.00       90           2,700
                                                  1/18/2008      10.00       90           8,550
                                                  1/18/2008      12.50       10             350
                                                  1/18/2008      15.00        5              50
                                                  1/18/2008      17.50       10              50
Deluxe Corporation                               10/19/2007      40.00       30             900
Discovery Holding Company                        10/19/2007      22.50       20          12,200
Encore Wire Corporation                          11/16/2007      20.00       70          36,400
                                                 11/16/2007      25.00      150          25,500
Fleetwood Enterprises, Inc.                      11/16/2007      10.00       10             250
Foot Locker, Inc.                                11/16/2007      15.00       25           2,500
                                                 11/16/2007      17.50       10             200
                                                  1/18/2008      17.50       10             550

NOTES TO FINANCIAL STATEMENTS

                                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                        DATE       PRICE     CONTRACTS      VALUE
----------------------------------------------   ----------   --------   ---------   ----------
Forest Oil Corporation                           11/16/2007    $ 40.00        5      $    1,950
Geo Group, Inc.                                  12/21/2007      30.00       15           2,700
                                                 12/21/2007      35.00       10             400
Global Industries, Ltd.                          12/21/2007      22.50       60          24,000
                                                 12/21/2007      25.00      175          42,875
                                                 12/21/2007      30.00       50           3,000
                                                  3/21/2008      30.00       15           2,100
Goldcorp, Inc.                                    1/18/2008      27.50       40          19,600
GrafTech International, Ltd.                     12/21/2007      17.50       80          15,600
                                                 12/21/2007      20.00       10             900
Helix Energy Solutions Group, Inc.               12/21/2007      45.00       20           3,500
Helmerich & Payne, Inc.                          12/21/2007      30.00       10           4,500
                                                 12/21/2007      35.00       20           2,800
Intermec, Inc.                                   12/21/2007      25.00       10           2,650
                                                 12/21/2007      30.00       55           3,300
InterOil Corporation                             12/21/2007      30.00       10           5,600
                                                 12/21/2007      35.00       15           5,250
                                                 12/21/2007      40.00       55          12,100
                                                 12/21/2007      45.00      100          12,000
                                                 12/21/2007      50.00      100           6,000
                                                 12/21/2007      55.00       90           3,150
                                                 12/21/2007      60.00       60             900
                                                  1/18/2008      40.00       30           8,550
                                                  1/18/2008      50.00       45           5,175
                                                  1/18/2008      60.00       30           1,050
ION Geophysical Corporation                       1/18/2008      15.00       10             900
Jarden Corporation                                1/18/2008      30.00       65          20,800
Mariner Energy, Inc.                             11/16/2007      22.50       10             500
Meridian Gold, Inc.                              10/19/2007      30.00       30          10,800
Noble Energy, Inc.                               11/16/2007      50.00       15          30,300
                                                 11/16/2007      55.00       30          45,900
                                                 11/16/2007      60.00       40          42,800
                                                 11/16/2007      65.00       30          19,800
                                                 11/16/2007      70.00       25           9,250
Oceaneering International, Inc.                  10/19/2007      60.00        5           7,800
                                                 10/19/2007      65.00       30          35,400
                                                 10/19/2007      70.00       15           9,900
                                                 10/19/2007      75.00        5           1,550
                                                  1/18/2008      65.00        5           6,800
                                                  1/18/2008      70.00       10          10,000
OM Group, Inc.                                   10/19/2007      45.00       50          40,000
                                                 12/21/2007      40.00       55          77,000
                                                 12/21/2007      45.00       88          84,480
Omnicare, Inc.                                    1/18/2008      27.50       30          20,100
Pioneer Natural Resources Company                12/21/2007      45.00        5           1,275
Randgold Resources, Ltd.                          3/21/2008      30.00       15           9,600
Range Resources Corporation                      12/21/2007      40.00       10           3,300
                                                 12/21/2007      42.50       25           5,375
                                                 12/21/2007      45.00       55           7,975
Sharper Image Corporation                        11/16/2007      10.00       10              50

NOTES TO FINANCIAL STATEMENTS

                                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                        DATE       PRICE     CONTRACTS      VALUE
----------------------------------------------   ----------   --------   ---------   ----------
Smith International, Inc.                        10/19/2007    $ 55.00       10      $   16,300
                                                 10/19/2007      65.00       15          10,200
                                                 10/19/2007      70.00        5           1,550
                                                  1/18/2008      50.00       10          22,100
SRA International, Inc.                          12/21/2007      25.00       24           9,120
                                                 12/21/2007      30.00       10           1,200
Steel Dynamics, Inc.                             10/19/2007      35.00       30          34,800
                                                 10/19/2007      40.00       25          17,500
                                                 10/19/2007      45.00       35          11,900
                                                 11/16/2007      40.00      155         116,250
                                                 11/16/2007      45.00       65          25,350
                                                 11/16/2007      50.00       55           8,525
                                                  1/18/2008      30.00        5           8,550
                                                  1/18/2008      32.50        5           7,450
                                                  1/18/2008      37.50       25          26,500
                                                  1/18/2008      40.00       15          12,900
                                                  1/18/2008      42.50       15          10,350
                                                  1/18/2008      45.00       20          10,600
                                                  1/18/2008      50.00       20           5,900
                                                  1/18/2008      55.00       10           1,400
Transocean, Inc.                                 11/16/2007     125.00       10           1,400
                                                  1/18/2008     135.00       10           1,400
United States Steel Corporation                  10/19/2007      85.00       10          20,900
                                                 10/19/2007      95.00       10          11,900
                                                 10/19/2007     100.00       10           7,700
                                                  1/18/2008      95.00       10          17,000
                                                                          -----      ----------
Total call options outstanding (premiums received, $1,631,410)            3,822      $1,916,850
                                                                          =====      ==========

SERIES Q PUT OPTIONS WRITTEN

                                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                        DATE       PRICE     CONTRACTS      VALUE
----------------------------------------------   ----------   --------   ---------   ----------
InterOil Corporation                             10/19/2007    $ 25.00       20      $    1,100
                                                 11/16/2007      30.00       25           7,750
                                                 11/16/2007      35.00       10           6,100
                                                 12/21/2007      22.50       10           1,500
                                                 12/21/2007      25.00       90          21,600
                                                 12/21/2007      30.00       30          13,200
                                                 12/21/2007      35.00       30          22,200
                                                 12/21/2007      40.00       20          21,800
                                                                          -----      ----------
Total put options outstanding (premiums received, $92,521)                  235      $   95,250
                                                                          =====      ==========

NOTES TO FINANCIAL STATEMENTS

SERIES V CALL OPTIONS WRITTEN

                                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                        DATE       PRICE     CONTRACTS      VALUE
----------------------------------------------   ----------   --------   ---------   ----------
Corn Products International, Inc.                10/19/2007    $ 45.00       580     $  113,100
McDermott International, Inc.                    10/19/2007      45.00       520        468,000
                                                 10/19/2007      47.50       520        353,600
Playtex Products, Inc.                           10/19/2007      15.00     1,700        544,000
Shaw Group, Inc.                                 10/19/2007      35.00       830      1,726,400
USEC, Inc.                                       10/19/2007      22.50     1,163          5,815
Williams Companies, Inc.                          1/18/2008      32.50       720        280,800
                                                                          -----      ----------
Total call options outstanding (premiums received, $1,246,591)            6,033      $3,491,715
                                                                          =====      ==========

4.  RESTRICTED SECURITIES

     As of September 30, 2007, the following funds contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

                                   NUMBER OF   PRICE PER    MARKET                   % OF      ACQUISITION
                                    SHARES       SHARE       VALUE      COST      NET ASSETS      DATES
                                   ---------   ---------   --------  ----------   ----------   -----------
SERIES J
ThermoEnergy Corporation PIPE      1,380,000    $ 0.515    $710,700  $1,302,103      0.2%        07-14-05
ThermoEnergy Corporation Warrant   1,380,000     0.0982     135,516     353,897      0.1%        07-14-05

SERIES V
ThermoEnergy Corporation PIPE      1,130,000      0.515     581,950   1,066,215      0.1%        07-14-05
ThermoEnergy Corporation Warrant   1,130,000     0.0982     110,966     289,785      0.0%        07-14-05

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

5. FAIR VALUED SECURITIES

     As of September 30, 2007, the following funds contained securities that were fair valued by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

           MARKET                   % OF
            VALUE      COST      NET ASSETS
           ------   ----------   ----------
Series E     $--    $  500,000       0.0%
Series P      --     1,162,434       0.0%

6. ILLIQUID SECURITIES

     As of September 30, 2007, the following funds contained securities that were considered Illiquid. Market value, cost and percentage of total net assets are as follows:

              MARKET                      % OF
               VALUE         COST      NET ASSETS
           -----------   -----------   ----------
Series E   $        --   $   500,000       0.0%
Series J    12,488,159    17,199,994       4.3%
Series N     1,234,033     1,258,936       1.1%
Series P            --     1,418,170       0.0%
Series V    10,721,696    13,845,062       2.4%

NOTES TO FINANCIAL STATEMENTS

7. 144A SECURITIES

     As of September 30, 2007, the following funds contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

              MARKET                      % OF
               VALUE         COST      NET ASSETS
           -----------   -----------   ----------

Series E   $18,926,132   $20,398,088      15.2%
Series N     1,702,201     1,707,121       1.5%
Series P    27,508,414    28,047,188      21.6%

8. SENIOR LOAN

Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2007.

9. SECURITY VALUATION

Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SBL FUND


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank, President

                                        Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank,  President

                                        Date: November 28, 2007


                                        By: /s/ Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: November 28, 2007